  As filed with the Securities and Exchange Commission on February 29, 1996
                                                    File Nos. 2-86188; 811-3836

===============================================================================




                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-1A

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933
                         Pre-Effective Amendment No.                  [ ]
                       Post-Effective Amendment No. 25                [X]
                                    and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940
                               Amendment No. 25                       [X]
                       (Check appropriate box or boxes)

                             ANCHOR SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                            The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                           New York, NY  10017-3204
              (Address of Principal Executive Office)(Zip Code)

      Registrant's telephone number, including area code: (800) 858-8850

                            Robert M. Zakem, Esq.
                  Senior Vice President and General Counsel
                      SunAmerica Asset Management Corp.
                            The SunAmerica Center
                         733 Third Avenue - 3rd Floor
                           New York, NY  10017-3204
                   (Name and Address of Agent for Service)

                                   Copy to:

                            Susan L. Harris, Esq.
                               SunAmerica Inc.
                      1 SunAmerica Center, Century City
                         Los Angeles, CA  90067-6022


It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant     [ ] on (date) pursuant
     to paragraph (b)                         to paragraph (b)
[ ]  60 days after filing pursuant        [ ] on (date) pursuant to
     to paragraph (a)                         paragraph (a) of Rule 485

                       --------------------

  The Registrant has elected to register an indefinite number of shares of beneficial interest, par value $.01 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1995 was filed on February 5, 1996.

===============================================================================

                              ANCHOR SERIES TRUST
                             CROSS REFERENCE SHEET

Item Number
in Form N-1A                                 Caption
                       PART A - PROSPECTUS

1.   Cover Page                         Cover Page

2.   Synopsis - Fee Table               *

3.   Condensed Financial                Financial Highlights
     Information

4.   General Description of             The Trust, Investment Objectives and
     Registrant                         Policies; Investment Restrictions;
                                        Special Considerations; and
                                        Description of the Trust

5.   Management of the Fund             Management of the Trust

5A.  Management's Discussion of         Cover Page
     Fund Performance

6.   Capital Stock and Other            The Trust; Description of the Trust
     Securities

7.   Purchase of Securities             The Trust; Net Asset Value;   Being
     Offered                            Distribution and Redemption of
                                        Shares; Inquiries

8.   Redemption or Repurchase           The Trust; Distribution and
                                        Redemption of Shares; Inquires

9.   Pending Legal Proceedings          *

           PART B - STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            The Trust; General Information;
     History                            Ownership of Shares

13.  Investment Objectives              Investment Objectives and Policies

14.  Management of the Fund             SunAmerica Asset Management Corp.;
                                        Officers and Trustees of the Trust

15.  Control Persons and                Ownership of Shares
     Principal Holders of Securities

16.  Investment Advisory and            SunAmerica Asset Management Corp.
     Other Services                     and Wellington Management Company;
                                        Custodian

17.  Brokerage Allocation               Portfolio Transactions and Brokerage

18.  Capital Stock and Other            General Information
     Securities

19.  Purchase, Redemption and           Net Asset Value
     Pricing of Securities
     Being Offered

20.  Tax Status                         Dividends, Distributions and Taxes

21.  Underwriters                       *

22.  Calculation of Yield Quotations    Net Asset Value
     of Money Market Funds

23.  Financial Statements               Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                        PROSPECTUS -- FEBRUARY 29, 1996

--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
                                 P.O. BOX 54299
                      LOS ANGELES, CALIFORNIA, 90054-0299
                                 (800) 445-7862

     Anchor Series Trust (the "Trust") is an open-end diversified management investment company. The Trust includes twelve Portfolios, each of which has its own investment objective and policies.

     Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies. The contracts involve fees and expenses not described in this Prospectus and may also involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Trust. Certain Portfolios of the Trust may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

     The twelve Portfolios of the Trust are as follows:

     The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

     The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation.This Portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities. This Portfolio may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

     The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This Portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.


     The GROWTH AND INCOME PORTFOLIO (formerly, the Convertible Securities Portfolio) seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.


     The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

     The list of Portfolios continues on the next page.

     As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Portfolios will be realized. INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.


     This Prospectus sets forth concisely the information that a prospective investor ought to know before investing in the Trust. Please read it carefully and retain it for future reference. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. A Statement of Additional Information dated February 29, 1996 has been filed with the Securities and Exchange Commission. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling (800) 445-7862.

                    ----------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                    ----------------------------------------

     The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.


     The HIGH YIELD PORTFOLIO seeks to produce high current income. A secondary investment objective is capital appreciation. The Portfolio invests in high-yielding, high-risk, income producing corporate bonds. IN ADDITION TO OTHER RISKS, THESE HIGH-YIELD, HIGH-RISK BONDS TYPICALLY ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "RISK
FACTORS -- HIGH YIELD BONDS" UNDER "HIGH YIELD PORTFOLIO" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.



     The TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations.


     The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.


     The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investors Service, Inc. or AA or better by Standard and Poor's Ratings Services.


     The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A STABLE PRICE PER SHARE, BUT THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL CONTINUE TO MAINTAIN SUCH STABILITY.

                               TABLE OF CONTENTS


                                                 ITEM                                                   PAGE
------------------------------------------------------------------------------------------------------  ----
FINANCIAL HIGHLIGHTS..................................................................................    2
THE TRUST.............................................................................................    5
INVESTMENT OBJECTIVES AND POLICIES....................................................................    5
    Equity Portfolios.................................................................................    5
      Foreign Securities Portfolio....................................................................    5
      Capital Appreciation Portfolio..................................................................    7
      Growth Portfolio................................................................................    8
      Natural Resources Portfolio.....................................................................    8
      Growth and Income Portfolio.....................................................................   10
    Managed Portfolios................................................................................   11
      Strategic Multi-Asset Portfolio.................................................................   11
      Multi-Asset Portfolio...........................................................................   12
    Income Portfolios.................................................................................   12
      High Yield Portfolio............................................................................   12
      Target '98 Portfolio............................................................................   14
      Fixed Income Portfolio..........................................................................   15
      Government and Quality Bond Portfolio...........................................................   16
    Money Market Portfolio............................................................................   17
    Repurchase Agreements.............................................................................   18
    Illiquid Securities...............................................................................   18
    Hedging and Income Enhancement Strategies.........................................................   19
INVESTMENT RESTRICTIONS...............................................................................   20
SPECIAL CONSIDERATIONS................................................................................   21
MANAGEMENT OF THE TRUST...............................................................................   21
    The Trustees......................................................................................   21
    SAAMCo............................................................................................   21
    Wellington Management Company.....................................................................   22
    Portfolio Management..............................................................................   23
    Custodian, Transfer and Dividend Paying Agent.....................................................   23
    Expenses of the Trust.............................................................................   24
PORTFOLIO TRANSACTIONS................................................................................   24
NET ASSET VALUE.......................................................................................   24
DIVIDENDS, DISTRIBUTIONS AND TAXES....................................................................   25
DESCRIPTION OF THE TRUST..............................................................................   25
REPORTS AND INDEPENDENT ACCOUNTANTS...................................................................   26
DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES......................................................   26
APPENDIX A


                                       (i)

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                              ANCHOR SERIES TRUST

     The following selected Financial Highlights have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report for the 5 years in the period ended December 31, 1995 is included in the Trust's Annual Report. This information should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVESTMENT         MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Securities Portfolio
3/23/87-
 12/31/87       $10.00       $ 0.02+        $ (1.22)         $ (1.20)        $(0.02)         $--           $  8.78       (13.1)%
12/31/88          8.78         0.11+           1.82             1.93          (0.08)         --              10.63        22.0
12/31/89         10.63         0.13            2.96             3.09          (0.02)         --              13.70        29.1
12/31/90         13.70         0.18           (1.88)           (1.70)         (0.30)          (1.45)         10.25       (12.8)
12/31/91         10.25         0.07           (0.09)           (0.02)         (0.12)         --              10.11        (0.3)
12/31/92         10.11         0.13           (1.43)           (1.30)         (0.06)          (0.28)          8.47       (13.1)
12/31/93          8.47         0.05            2.50             2.55          (0.09)         --              10.93        30.2
12/31/94         10.93         0.11           (0.46)           (0.35)         (0.03)         --              10.55        (3.2)
12/31/95         10.55         0.13            1.19             1.32          (0.05)          (0.01)         11.81        12.6

                                                Capital Appreciation Portfolio
3/23/87-
 12/31/87        10.00         0.03+          (1.69)           (1.66)         (0.04)          (0.35)          7.95       (16.5)
12/31/88          7.95         0.09            1.64             1.73          (0.05)         --               9.63        21.1
12/31/89          9.63         0.18            2.23             2.41          (0.01)         --              12.03        25.0
12/31/90         12.03         0.13           (2.04)           (1.91)         (0.29)          (0.02)          9.81       (16.2)
12/31/91          9.81         0.09            5.41             5.50          (0.01)          (0.07)         15.23        56.1
12/31/92         15.23         0.01            3.70             3.71          (0.07)          (1.12)         17.75        25.9
12/31/93         17.75        (0.03)           3.73             3.70          (0.01)          (1.16)         20.28        21.1
12/31/94         20.28        (0.02)          (0.71)           (0.73)         --              (2.04)         17.51        (3.8)
12/31/95         17.51         0.06            6.00             6.06          (0.15)          (0.20)         23.22        34.6

                                                       Growth Portfolio

12/31/86         13.01         0.28            0.93             1.21          (0.18)          (0.05)         13.99         9.3
12/31/87         13.99         0.25           (0.04)            0.21          (0.48)          (1.27)         12.45         0.6
12/31/88         12.45         0.22            1.37             1.59          --             --              14.04        12.8
12/31/89         14.04         0.31            3.91             4.22          (0.29)         --              17.97        30.1
12/31/90         17.97         0.27           (0.50)           (0.23)         (0.56)          (1.72)         15.46        (1.6)
12/31/91         15.46         0.22            6.05             6.27          (0.12)          (0.21)         21.40        40.8
12/31/92         21.40         0.09            0.99             1.08          (0.19)          (0.62)         21.67         5.4
12/31/93         21.67         0.05            1.60             1.65          (0.08)          (0.92)         22.32         7.8
12/31/94         22.32         0.05           (1.03)           (0.98)         (0.05)          (3.11)         18.18        (4.7)
12/31/95         18.18         0.11            4.62             4.73          (0.05)          (3.38)         19.48        26.3

                                                 Natural Resources Portfolio

12/31/88         10.00         0.33+           0.84             1.17          (0.17)         --              11.00        11.7
12/31/89         11.00         0.39            1.63             2.02          (0.12)         --              12.90        18.3
12/31/90         12.90         0.33           (2.10)           (1.77)         (0.61)          (0.80)          9.72       (15.0)
12/31/91          9.72         0.26            0.21             0.47          (0.13)         --              10.06         4.9
12/31/92         10.06         0.21            0.05             0.26          (0.39)         --               9.93         2.5
12/31/93          9.93         0.15            3.42             3.57          (0.17)         --              13.33        36.2
12/31/94         13.33         0.23           (0.09)            0.14          (0.09)          (0.09)         13.29         1.0
12/31/95         13.29         0.18            2.15             2.33          (0.21)          (0.29)         15.12        17.5


              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER
  ENDED     (000'S)        ASSETS           ASSETS           RATE
--------------------------------------------------------------------
                   Foreign Securities Portfolio
3/23/87-
 12/31/87   $ 12,284          1.8%#+           0.3%            85.0%
12/31/88      16,785          1.7+             1.1+            79.5
12/31/89      45,261          1.8              1.1             61.8
12/31/90      34,237          1.7              1.3             75.1
12/31/91      30,823          1.4              0.7             64.2
12/31/92      29,204          1.3              1.4            144.2
12/31/93      72,579          1.3              0.5             47.7
12/31/94      68,641          1.2              1.0             73.9
12/31/95      53,609          1.2              1.2             33.0

                    Capital Appreciation Portfolio
3/23/87-
 12/31/87      7,849          1.5#+            0.5#+          115.0
12/31/88      19,976          1.1              1.0             30.3
12/31/89      35,951          1.0              1.6             30.9
12/31/90      27,568          1.0              1.2             37.2
12/31/91      45,976          1.0              0.7             72.9
12/31/92      83,414          0.9              0.1             92.9
12/31/93     182,515          0.9             (0.2)           111.2
12/31/94     229,544          0.8             (0.1)            64.0
12/31/95     356,218          0.8              0.3             60.1

                        Growth Portfolio

12/31/86     211,211          0.9              2.1             33.7
12/31/87     210,736          0.9              1.6             81.6
12/31/88     195,105          1.0              1.6             37.6
12/31/89     171,593          1.0              1.8             26.9
12/31/90     151,527          0.9              1.6             22.2
12/31/91     231,857          0.9              1.2             36.9
12/31/92     279,291          0.9              0.5             37.9
12/31/93     311,050          0.9              0.2             66.3
12/31/94     246,149          0.8              0.2             74.8
12/31/95     307,857          0.9              0.6             92.1

                    Natural Resources Portfolio

12/31/88      12,324          1.6+             3.2+            20.0
12/31/89      16,971          1.5              3.3             38.2
12/31/90      14,954          1.4              3.0             26.6
12/31/91       9,407          1.2              2.5              2.6
12/31/92       8,796          1.3              2.1             18.7
12/31/93      18,255          1.1              1.3             34.5
12/31/94      21,230          1.0              1.7             36.0
12/31/95      28,941          1.0              1.3             32.0

# Annualized.
+ Net of expense reimbursement.
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVESTMENT         MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                 Growth and Income Portfolio
1/23/87-
 12/31/87       $10.00       $ 0.42+        $ (1.56)         $ (1.14)        $(0.42)         $--           $  8.44       (12.6)%
12/31/88          8.44         0.57            0.65             1.22          (0.55)         --               9.11        14.5
12/31/89          9.11         0.57            0.77             1.34          --             --              10.45        14.7
12/31/90         10.45         0.63           (0.98)           (0.35)         (1.34)         --               8.76        (3.8)
12/31/91          8.76         0.64            1.70             2.34          (0.12)         --              10.98        26.8
12/31/92         10.98         0.65            1.50             2.15          (0.64)         --              12.49        20.1
12/31/93         12.49         0.61            2.11             2.72          (0.55)          (0.08)         14.58        22.0
12/31/94         14.58         0.66           (1.96)           (1.30)         (0.52)          (1.20)         11.56        (9.7)
12/31/95         11.56         0.61            1.29             1.90          (0.83)          (0.62)         12.01        16.6

                                               Strategic Multi-Asset Portfolio
1/13/87-
 12/31/87        10.00         0.25           (0.97)           (0.72)         (0.25)          (0.03)          9.00        (7.8)
12/31/88          9.00         0.36            0.98             1.34          (0.28)         --              10.06        14.9
12/31/89         10.06         0.41            1.58             1.99          (0.05)         --              12.00        19.8
12/31/90         12.00         0.38           (1.26)           (0.88)         (0.83)          (0.12)         10.17        (7.8)
12/31/91         10.17         0.26            2.20             2.46          --             --              12.63        24.2
12/31/92         12.63         0.23            0.25             0.48          (0.34)          (0.32)         12.45         3.9
12/31/93         12.45         0.21            1.68             1.89          (0.28)         --              14.06        15.3
12/31/94         14.06         0.24           (0.53)           (0.29)         (0.20)          (2.28)         11.29        (2.6)
12/31/95         11.29         0.32            2.18             2.50          (0.23)          (1.78)         11.78        22.8

                                                    Multi-Asset Portfolio
3/23/87-
 12/31/87        10.00         0.33           (0.76)           (0.43)         (0.33)          (0.05)          9.19        (4.9)
12/31/88          9.19         0.44            0.44             0.88          (0.42)         --               9.65         9.6
12/31/89          9.65         0.48            1.42             1.90          (0.01)         --              11.54        19.7
12/31/90         11.54         0.48           (0.30)            0.18          (1.03)         --              10.69         1.6
12/31/91         10.69         0.45            2.45             2.90          (0.06)         --              13.53        27.3
12/31/92         13.53         0.41            0.67             1.08          (0.47)          (0.35)         13.79         8.2
12/31/93         13.79         0.36            0.63             0.99          (0.44)          (0.46)         13.88         7.3
12/31/94         13.88         0.39           (0.60)           (0.21)         (0.47)          (1.49)         11.71        (1.7)
12/31/95         11.71         0.40            2.47             2.87          (0.49)          (1.05)         13.04        24.9

                                                     High Yield Portfolio

12/31/86         10.00         1.01            0.65             1.66          --             --              11.66         5.1
12/31/87         11.66         1.15           (1.51)           (0.36)         (1.48)          (0.02)          9.80         1.7
12/31/88          9.80         1.23            0.17             1.40          (1.18)         --              10.02        14.3
12/31/89         10.02         1.27           (1.53)           (0.26)         (0.07)         --               9.69        (2.8)
12/31/90          9.69         0.99           (1.85)           (0.86)         (2.87)         --               5.96       (10.8)
12/31/91          5.96         0.81            1.16             1.97          (0.05)         --               7.88        33.1
12/31/92          7.88         0.81            0.28             1.09          (0.58)         --               8.39        13.9
12/31/93          8.39         0.79            0.79             1.58          (0.54)         --               9.43        19.1
12/31/94          9.43         0.15           (0.56)           (0.41)         (1.15)         --               7.87        (4.5)
12/31/95          7.87         0.77            0.67             1.44          (0.98)         --               8.33        18.8


              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER
  ENDED     (000'S)        ASSETS           ASSETS           RATE
--------------------------------------------------------------------
                     Growth and Income Portfolio
1/23/87-
 12/31/87   $ 14,577          1.2%#            5.6%#           81.3%
12/31/88      17,653          1.0              6.1             52.8
12/31/89      19,027          1.0              5.6             77.0
12/31/90      13,352          1.1              6.6            107.0
12/31/91      14,551          1.1              6.4            109.0
12/31/92      23,723          1.0              5.6             86.5
12/31/93      41,555          0.9              4.4             86.2
12/31/94      34,995          0.9              4.9             50.7
12/31/95      32,008          0.9              5.2             88.8

                   Strategic Multi-Asset Portfolio
1/13/87-
 12/31/87     65,066          1.5#             3.4#            68.9
12/31/88      83,479          1.4              3.7             37.4
12/31/89     108,434          1.4              3.7             36.6
12/31/90      87,329          1.4              3.4             28.0
12/31/91      88,585          1.3              2.3             42.0
12/31/92      79,621          1.3              1.8             57.5
12/31/93      76,466          1.3              1.2             73.9
12/31/94      65,357          1.3              1.8             63.7
12/31/95      64,026          1.3              2.7             36.9

                        Multi-Asset Portfolio
3/23/87-
 12/31/87    130,684          1.2#             4.5#            58.5
12/31/88     161,622          1.2              4.5             30.8
12/31/89     168,986          1.2              4.4             36.9
12/31/90     151,329          1.2              4.4             48.7
12/31/91     177,429          1.2              3.8             50.7
12/31/92     207,533          1.1              3.1             38.6
12/31/93     208,900          1.1              2.6             48.2
12/31/94     164,159          1.1              3.0             82.5
12/31/95     168,243          1.1              3.2             85.9

                       High Yield Portfolio

12/31/86      54,124          1.0              9.6             71.7
12/31/87      52,783          0.9              9.9             71.3
12/31/88      57,916          0.9             11.4             41.5
12/31/89      33,430          1.0             12.2             43.9
12/31/90      20,695          1.0             13.2             50.9
12/31/91      33,046          1.0             11.3             54.9
12/31/92      47,140          0.9              9.7            134.9
12/31/93      79,303          0.9              8.5            121.1
12/31/94      48,057          0.9              9.0             97.9
12/31/95      46,817          0.9              9.2             68.1

# Annualized.
+ Net of expense reimbursement.
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS* (CONTINUED)
--------------------------------------------------------------------------------
                              ANCHOR SERIES TRUST

                                                                           DIVIDENDS
                                         NET REALIZED                       DECLARED       DIVIDENDS         NET
              NET ASSET        NET       & UNREALIZED                       FROM NET        FROM NET        ASSET
                VALUE        INVEST-      GAIN (LOSS)      TOTAL FROM       INVEST-         REALIZED        VALUE
   YEAR       BEGINNING       MENT            ON           INVESTMENT         MENT          GAIN ON        END OF       TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS        INCOME       INVESTMENTS      PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------
                                                     Target '98 Portfolio
5/2/88-
 12/31/88       $10.00       $ 0.49+        $  0.23          $  0.72         $(0.16)         $--           $ 10.56         7.9%
12/31/89         10.56         0.84            0.99             1.83          (0.05)         --              12.34        17.3
12/31/90         12.34         0.87           (0.12)            0.75          (1.54)          (0.08)         11.47         1.7
12/31/91         11.47         0.83            1.33             2.16          --             --              13.63        18.9
12/31/92         13.63         0.82            0.16             0.98          (0.79)          (0.25)         13.57         7.2
12/31/93         13.57         0.82            0.71             1.53          (0.93)          (0.23)         13.94        11.2
12/31/94         13.94         0.83           (1.39)           (0.56)         (1.11)          (0.07)         12.20        (4.1)
12/31/95         12.20         0.86            0.88             1.74          (1.30)         --              12.64        14.6

                                                    Fixed Income Portfolio

12/31/86         12.75         0.95            0.75             1.70          (0.35)          (0.01)         14.09        13.6
12/31/87         14.09         1.01           (1.10)           (0.09)         (1.51)          (0.11)         12.38         0.8
12/31/88         12.38         0.98           (0.11)            0.87          (1.14)         --              12.11         7.0
12/31/89         12.11         0.98            0.58             1.56          --             --              13.67        12.6
12/31/90         13.67         0.96            0.01             0.97          (2.07)         --              12.57         7.9
12/31/91         12.57         0.96            0.95             1.91          (0.05)         --              14.43        15.2
12/31/92         14.43         0.98           (0.04)            0.94          (1.06)         --              14.31         6.5
12/31/93         14.31         0.95            0.19             1.14          (0.91)         --              14.54         8.0
12/31/94         14.54         0.89           (1.36)           (0.47)         (1.17)         --              12.90        (3.2)
12/31/95         12.90         0.90            1.52             2.42          (1.16)         --              14.16        19.2

                                            Government and Quality Bond Portfolio

12/31/86         12.77         1.17            0.11             1.28          (0.33)           0.02          13.70        10.3
12/31/87         13.70         1.11           (1.01)            0.10          (1.83)         --              11.97         1.6
12/31/88         11.97         1.13           (0.08)            1.05          (1.43)         --              11.59         8.8
12/31/89         11.59         1.10            0.71             1.81          --             --              13.40        15.6
12/31/90         13.40         1.05           (0.09)            0.96          (2.30)         --              12.06         7.8
12/31/91         12.06         1.00            1.08             2.08          (0.11)         --              14.03        17.3
12/31/92         14.03         1.02           (0.05)            0.97          (1.07)         --              13.93         6.9
12/31/93         13.93         0.90            0.25             1.15          (0.86)         --              14.22         8.3
12/31/94         14.22         0.86           (1.30)           (0.44)         (0.73)          (0.19)         12.86        (3.1)
12/31/95         12.86         0.90            1.55             2.45          (1.08)         --              14.23        19.4

                                                    Money Market Portfolio

12/31/86          1.00         0.06          --                 0.06          (0.06)         --               1.00       --
12/31/87          1.00         0.06          --                 0.06          (0.06)         --               1.00       --
12/31/88          1.00         0.07          --                 0.07          (0.07)         --               1.00       --
12/31/89          1.00         0.08          --                 0.08          (0.08)         --               1.00         8.2
12/31/90          1.00         0.07          --                 0.07          (0.07)         --               1.00         7.4
12/31/91          1.00         0.06          --                 0.06          (0.06)         --               1.00         5.6
12/31/92          1.00         0.03          --                 0.03          (0.03)         --               1.00         3.4
12/31/93          1.00         0.02          --                 0.02          (0.02)         --               1.00         2.0
12/31/94          1.00         0.04          --                 0.04          (0.04)         --               1.00         3.8
12/31/95          1.00         0.05          --                 0.05          (0.05)         --               1.00         5.6



              NET                        RATIO OF NET
             ASSETS       RATIO OF        INVESTMENT
             END OF      EXPENSES TO       INCOME TO       PORTFOLIO
   YEAR      PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER
  ENDED     (000'S)        ASSETS           ASSETS           RATE
--------------------------------------------------------------------
                       Target '98 Portfolio
5/2/88-
 12/31/88   $  5,718          0.8%#+           7.8%            13.0%
12/31/89      15,385          1.1              7.3             21.9
12/31/90      14,614          1.0              7.5              6.8
12/31/91      12,553          1.0              6.9             14.4
12/31/92      19,227          0.9              6.0             37.3
12/31/93      20,500          0.9              5.7             20.8
12/31/94      19,194          0.8              6.5              9.2
12/31/95      12,774          0.9              6.7             38.6

                      Fixed Income Portfolio

12/31/86      88,924          0.8              7.5             42.8
12/31/87      56,410          0.8              7.4             57.0
12/31/88      48,044          0.8              7.6             45.6
12/31/89      42,512          0.9              7.6             34.0
12/31/90      34,392          0.9              7.5             52.2
12/31/91      37,887          0.9              7.2             55.3
12/31/92      40,001          0.8              6.8             31.8
12/31/93      41,116          0.8              6.3             45.9
12/31/94      28,582          0.8              6.5             56.5
12/31/95      27,975          0.8              6.5             76.7

               Government and Quality Bond Portfolio

12/31/86     238,701          0.8              9.2             28.0
12/31/87     267,091          0.8              8.7             36.0
12/31/88     195,984          0.8              8.9            120.5
12/31/89     163,082          0.8              8.6             71.8
12/31/90     155,522          0.8              8.5             63.3
12/31/91     197,463          0.8              7.8             87.5
12/31/92     207,860          0.8              7.3             76.4
12/31/93     264,660          0.7              6.2             93.2
12/31/94     232,530          0.7              6.4            117.6
12/31/95     225,579          0.7              6.5            135.2

                     Money Market Portfolio

12/31/86      41,771          0.7              5.9            --
12/31/87      83,360          0.7              6.4            --
12/31/88     171,364          0.7              7.2            --
12/31/89     248,774          0.7              8.6            --
12/31/90     181,956          0.7              7.6            --
12/31/91     119,855          0.7              5.7            --
12/31/92     127,262          0.6              3.3            --
12/31/93      99,309          0.6              2.7            --
12/31/94     126,004          0.6              3.8            --
12/31/95      93,692          0.6              5.5            --

# Annualized.
+ Net of expense reimbursement.
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding).

--------------------------------------------------------------------------------

                                   THE TRUST
--------------------------------------------------------------------------------


     ANCHOR SERIES TRUST (the "Trust") is an open-end diversified management investment company. This Prospectus includes the twelve separate portfolios of the Trust which are the: Foreign Securities Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Natural Resources Portfolio, Growth and Income Portfolio (formerly, the Convertible Securities Portfolio), Strategic Multi-Asset Portfolio, Multi-Asset Portfolio, High Yield Portfolio, Target '98 Portfolio, Fixed Income Portfolio, Government and Quality Bond Portfolio, and Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The Trust issues a separate series of shares for each Portfolio, which in some instances have rights separate from other series of shares. The Trustees may provide for additional portfolios from time to time. The Declaration of Trust permits the Trustees to issue an unlimited number of full or fractional shares of each series of shares. (See "Dividends, Distributions and Taxes.")



     SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of SunAmerica Inc., serves as investment adviser for all the portfolios of the Trust. (See "SAAMCo.") Wellington Management Company ("WMC" or the "Sub-Adviser") serves as sub-adviser for all the Portfolios of the Trust. (See "Wellington Management Company.") When referred to collectively herein, SAAMCo and WMC shall be referred to as the "Advisers."



     Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Certain series of the Trust may not be available in connection with a particular contract. Anchor National Life Insurance Company and First SunAmerica Life Insurance Company are under common control with, and therefore are affiliated with, the Adviser. Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company are not affiliates of the Adviser. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with the Adviser. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     Each Portfolio of the Trust has a different investment objective which it pursues through separate investment policies as described below. Each Portfolio is managed separately and the risks and opportunities of each Portfolio should be examined separately. The differences in objectives and policies among the Portfolios can be expected to affect the investment return of each Portfolio and the degree of market and financial risk of each Portfolio. The investment objective of each Portfolio stated below may not be changed without the approval of the holders of the outstanding shares of each Portfolio affected. There is no assurance that the investment objectives of the various Portfolios will be met.

                               EQUITY PORTFOLIOS

                          FOREIGN SECURITIES PORTFOLIO


     The investment objective of this Portfolio is long-term capital appreciation through investment in a diversified portfolio of primarily equity securities issued by foreign companies and primarily denominated in foreign currencies. When, in the opinion of the Sub-Adviser, non-U.S. dollar denominated fixed income securities offer attractive capital appreciation potential, the Portfolio may invest up to 20% of its assets in such securities issued by domestic and foreign companies, foreign governments and their agencies and instrumentalities and supranational agencies. Investments will cover a broad range of companies and industries in a number of foreign countries. The Sub-Adviser anticipates that, under normal market conditions, the Portfolio will diversify its investments among a minimum of five countries.

     Securities will be selected on the basis of fundamental analysis to identify those companies which, in the judgment of the Sub-Adviser, possess above-average capital appreciation potential. In addition to fundamental analysis of companies and their industries, the Sub-Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. The Sub-Adviser believes that fundamental analysis coupled with diversification among a number of countries and among a broad range of companies may serve to lessen the risks which may be associated with investing in foreign securities.

     By investing in foreign securities, the Portfolio attempts to take advantage of differences between economic trends and the performance of securities markets in various countries. To date, the market values of securities of companies located in many countries have moved relatively independently of each other and during certain periods the return on equity investments in some countries has exceeded the return of similar investments in the United States. It may be possible to obtain significant appreciation from a portfolio of foreign investments and also achieve increased diversification. The Portfolio achieves increased diversification by combining securities from various countries that offer different investment opportunities and are affected by different economic trends. International diversification reduces the effect that events in any one country will have on overall investment returns. Of course, negative movement by investments in one foreign market represented in the Portfolio may offset gains from investments in another country's markets.

     Depending upon market conditions, the Portfolio may be invested primarily in foreign securities. All or a portion of the foreign securities purchased by the Portfolio may be in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs are issued globally, and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the United States securities markets, and GDRs are designed for trading in non-U.S. securities markets.


     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges. The Portfolio's policy of investing in smaller, less seasoned companies will subject the Portfolio to greater risk than may be involved in investing in securities which are not selected for such growth characteristics. The Portfolio may invest up to 10% of its assets in securities which are illiquid due to restrictions as to resale under the Securities Act of 1933, as amended (the "1933 Act") or for which market quotations are not readily available. To the extent such investments are made, the Portfolio may have less freedom of disposition at possibly less favorable prices than would be the case for securities not subject to such restrictions. This limitation does not apply to securities that are eligible for resale in accordance with Rule 144A under the 1933 Act and that have legal or contractual restrictions on resale but have a readily available market and therefore are not considered illiquid by the Sub-Adviser. (See "Illiquid Securities" below and in the Statement of Additional Information.)


     The Sub-Adviser will not attempt to actively time either short-term market trends or short-term currency trends in any market. The Portfolio may enter into forward foreign exchange contracts to protect against uncertainty in the future value of foreign currencies relative to the U.S. dollar and to facilitate the settlement of purchase and sale transactions. A forward foreign exchange contract involves the future obligation to purchase or sell a specific currency on a specified date and at a specified price determined at the time of entering into the contract. It should be recognized that the use of foreign currency contracts to protect the value of the Portfolio's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Portfolio's underlying security holdings. In addition, although the use of foreign exchange contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar.


     In addition to the capital appreciation opportunities which may exist, investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Although income is not an objective of this Portfolio, many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio. Also, the value of foreign currencies relative to the U.S. dollar will fluctuate and will therefore affect, either favorably or unfavorably, the value of the underlying securities which the Portfolio owns.

     The Portfolio may engage in options transactions and may purchase and sell futures contracts and options thereon to reduce certain risks of its investments and to attempt to enhance income. (See "Hedging and Income Enhancement Strategies.")

     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in foreign equity securities. However, the Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

                         CAPITAL APPRECIATION PORTFOLIO


     The investment objective of this Portfolio is to seek long-term capital appreciation primarily through investments in growth equity securities which are widely diversified by industry and company. In contrast to the majority of growth equity securities which will be selected for the Growth Portfolio, the Capital Appreciation Portfolio will generally consist of a greater proportion of securities of smaller companies which may be newer and less seasoned, companies which represent new or changing industries, and those which, in the opinion of the Sub-Adviser, represent special situations, the potential future value of which has not been recognized by other institutional investors. In seeking to achieve its objective, the Portfolio will invest primarily in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges and enter into closing transactions with respect to certain of its option positions on the exchanges. In addition, the Portfolio may invest in debt securities and preferred stocks that are convertible into, or that carry warrants to purchase, common stocks or other equity interests. The Portfolio also may engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may invest up to 25% of its total assets in foreign securities. (See the discussion under "Foreign Securities Portfolio" above and "Foreign Securities" in the Statement of Additional Information.)



     A significant portion of the Portfolio's equity investments are expected to be in securities which are not listed for trading on domestic securities exchanges and, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on domestic securities exchanges. The Portfolio may invest up to 10% of its assets in securities which are illiquid due to restrictions as to resale under the 1933 Act or for which market quotations are not readily available. To the extent such investments are made, the Portfolio may have less freedom of disposition at possibly less favorable prices than would be the case for securities not subject to such restrictions. This limitation does not apply to securities that are eligible for resale in accordance with Rule 144A under the 1933 Act and that have legal or contractual restrictions on resale but have a readily available market and therefore are not considered illiquid by the Sub-Adviser. (See "Illiquid Securities" below and in the Statement of Additional Information.)


     As a result of its investment policies, the Portfolio's securities can be expected on average to exhibit greater volatility than the equity markets as a whole as measured by the price movement of the Standard & Poor's 500 Composite Stock Index. The relative position size of each security holding within the Portfolio may be determined, in part, by the relative capitalization of the issue in the equity markets as a whole. Therefore, highly capitalized companies may be allowed a larger position in the Portfolio than smaller capitalized companies. As a result, the overall diversification of the Portfolio's holdings may serve to reduce the specific risk associated with investments in any one issuer.

     The Portfolio may also invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

                                GROWTH PORTFOLIO


     The investment objective of this Portfolio is to seek capital appreciation primarily through investments in growth equity securities. Growth equity securities include seasoned companies with proven records and above-average earnings growth, and smaller companies with outstanding growth records and potential. Growth equity securities tend to have above-average price/earnings ratios and less-than-average current yield. The Portfolio's investments will be widely diversified by industry and company. The Portfolio may also engage in transactions involving stock index futures and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.")



     The majority of the Portfolio's equity investments are securities listed on the New York Stock Exchange and other domestic securities exchanges. The Portfolio also invests in unlisted securities, but these are generally securities that have an established over-the-counter market, although the depth and liquidity of that market may vary from time to time and from security to security. In addition, the Portfolio may invest up to 25% of its total assets in foreign securities. (See the discussion under "Foreign Securities Portfolio" and "Foreign Securities" in the Statement of Additional Information.) The Portfolio may invest up to 10% of its assets in securities which are illiquid due to restrictions as to resale under the 1933 Act or for which market quotations are not readily available. To the extent such investments are made, the Portfolio may have less freedom of disposition at possibly less favorable prices than would be the case for securities not subject to such restrictions. This limitation does not apply to securities that are eligible for resale in accordance with Rule 144A under the 1933 Act and that have legal or contractual restrictions on resale but have a readily available market and therefore are not considered illiquid by the Sub-Adviser. (See "Illiquid Securities" below and in the Statement of Additional Information.)


     Convertible securities may constitute up to 20% of the Portfolio's net assets, and may be used for defensive purposes or when they are an attractive alternative to the underlying common stock. In seeking to achieve its objective the Portfolio will primarily invest in U.S. common stocks and may sell covered call options on certain of such stocks on U.S. exchanges, purchase call and put options and combinations of such options on U.S. exchanges, and enter into closing transactions with respect to certain of its option positions on the exchanges.

     The Portfolio's policy of investing in seasoned companies with proven records and above-average earnings growth, other companies with changing or accelerating growth profiles and smaller companies with outstanding growth records and potential will subject the Portfolio to greater risk than may be involved in investing in securities which are not selected for such growth characteristics.

     The Portfolio intends, except under unusual market conditions or to meet liquidity needs, to remain fully invested in equity securities. However, the Portfolio may invest in short-term money market instruments, including repurchase agreements, authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)

                          NATURAL RESOURCES PORTFOLIO

     The investment objective of this Portfolio is to provide a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. The Portfolio will invest primarily in equity securities of companies which are expected to benefit from rising inflation, because they own or control assets which appreciate in inflationary periods, or because of increased activity during these periods of inflation, and in debt obligations and fixed income securities which are expected to provide favorable returns in periods of rising inflation. The Portfolio will invest in domestic securities and foreign securities. Securities issued by foreign issuers may be denominated in U.S. dollars or foreign currencies.

     Investments will be chosen primarily based on their historical and projected relationship with inflation. The Portfolio will invest in securities issued by companies engaged in exploration, mining, fabrication, processing or trading in gold, and other precious metals and minerals including diamonds, and natural resources including oil, timber, and agricultural commodities; real estate investment trusts (REITs); and other investments which are expected to provide a hedge against anticipated inflation. The Portfolio will concentrate its investments in the securities of companies in gold-related industries, including exploration, mining, fabrication, processing and trading in gold. In addition, the Portfolio may invest in securities (including debt securities and preferred stock) the terms of which are related to the market value of gold and other natural resource assets, and may also invest its assets in short-term investments including non-dollar denominated instruments. The Portfolio may also invest up to 10% of its assets in the securities of investment companies (including foreign investment companies) which make investments that are expected to provide a hedge against anticipated inflation. However, the Portfolio will not invest more than 5% of its assets in any single investment company and will not purchase more than 3% of the voting stock of an investment company. In addition, the Portfolio will not purchase the securities of any closed-end investment company which would result in the funds which are advised by the Adviser or by the Sub-Adviser owning, in the aggregate, more than 10% of the voting stock of the closed-end investment company. If the Portfolio invests in investment companies, the Portfolio's shareholders will bear not only their proportionate share of expenses of the Portfolio, but also indirectly will bear similar expenses of the underlying investment company.

     Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of world-wide economic, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short time periods due to: changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals. The Portfolio's concentration in gold related industries exposes it to greater risk than a portfolio less concentrated in a group of related industries.

     The value of equity investments related to other natural resources such as oil, timber, and agricultural commodities will fluctuate pursuant to market conditions, generally, as well as the market for the particular natural resource in which the issuer is involved. The Sub-Adviser believes that the values of natural resources fluctuate differently with respect to different stages of the inflationary cycle. In addition, the values of natural resources are subject to numerous factors including events of nature and international politics. The Sub-Adviser will seek securities that are attractively priced relative to the intrinsic value of the relevant natural resource, or that are of companies which are positioned to benefit during particular portions of the inflationary cycle.

     It is expected that the market price of securities, the principal amount, redemption terms, or conversion terms of which are related to the market price of a natural resource asset, will fluctuate on the basis of the natural resource on which such security is based. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, such securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates.

     The Portfolio's investment in REITs may be subject to certain risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes; and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the Portfolio's investment.

     In addition, "equity REITs" may be affected by changes in the value of the underlying property owned by the trusts, while "mortgage REITs" may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill. They are not diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

     Depending upon market conditions, the Portfolio may be invested primarily in foreign securities. All or a portion of the foreign securities purchased by the Portfolio may be in the form of ADRs or GDRs. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs are issued globally, and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the United States securities markets, and GDRs are designed for trading in non-U.S. securities markets.


     Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and potential for restrictions on the flow of international capital. Although income is not an objective of this Portfolio, many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio. Also, the value of foreign currencies relative to the U.S. dollar will fluctuate and will therefore affect the value of the underlying securities which the Portfolio owns. The Portfolio may enter into forward foreign exchange contracts to facilitate the settlement of purchase and sale transactions and on occasion to protect against uncertainty in the future value of foreign currencies relative to the U.S. dollar. A forward foreign exchange contract involves the future obligation to purchase or sell a specific currency on a specified date and at a specified price determined at the time of entering into a contract. It should be recognized that the use of foreign currency contracts to protect the value of the Portfolio's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Portfolio's underlying security holdings. In addition, although the use of foreign exchange contracts can minimize the risks of loss due to a decline in the value of foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar.

     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


     The Portfolio may write covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and in transactions involving the future delivery of fixed income securities ("Financial Futures Contracts") and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.")


                          GROWTH AND INCOME PORTFOLIO


     The investment objective of this Portfolio is to provide high current income and long-term capital appreciation. The Portfolio will seek to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying common stocks and securities convertible into common stock. The portion of the Portfolio's assets invested in equity securities and debt securities may vary from time to time due to changes in interest rates and economic and other factors. This Portfolio is not designed for investors seeking a steady flow of income distributions. Rather, the Portfolio's policy of investing in income-producing securities is intended to provide investors with a greater consistency of investment return than may be achieved by investing solely in growth stocks.


     The equity securities purchased for the Portfolio will generally be issued by publicly-held corporations. However, the Sub-Adviser may select equity securities for the Portfolio without regard to the size or established history of the issuer. Generally, the prices of equity securities may be affected by such factors as a change in a company's earnings; fluctuations in interest rates; or changes in the rate of economic growth. Further, to the extent the Portfolio invests in issuers with small market capitalizations, the Portfolio would be subject to greater risk than may be involved in investing in securities of issuers with larger market capitalizations. The securities of small capitalization issuers typically include those of newer or less seasoned companies, and may be more speculative than securities issued by larger, more well-established issuers. Other risks associated with smaller or newer issuers include less publicly-available information about the issuer; the absence of a business history or historical pattern of performance; and the normal risks which accompany the development of new products, markets or services.


     The convertible securities in which the Portfolio may invest are not subject to any limitations as to ratings and may include high, medium, lower and unrated securities. However, the Portfolio may not invest more than 20% of its total assets in convertible securities rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies Inc. ("Standard and Poor's") (including convertible securities that have been downgraded), or in unrated convertible securities that are of comparable quality as determined by the Sub-Adviser. Convertible securities rated lower than "Baa" by Moody's or "BBB" by Standard and Poor's or unrated securities of comparable quality, commonly referred to as "junk bonds" or "high yield securities," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "High Yield Portfolio" below and the Statement of Additional Information for a discussion of the risks associated with lower-rated, high-yield securities.


     The Portfolio may also invest up to 20% of its total assets in equity securities of foreign companies in developed countries which are traded on a recognized domestic or foreign securities exchange. Although such foreign securities may be denominated in foreign currencies, the Portfolio anticipates that the majority of its foreign investments will be in ADRs or GDRs. See "Foreign Securities Portfolio" for a discussion of these types of securities. The Portfolio may enter into forward currency contracts to protect against uncertainty in the level of future exchange rates.

However, the Sub-Adviser will not actively attempt to time either short-term market trends or short-term currency trends in any market. See "Hedging and Income Enhancement Strategies" below.


     In addition to the equity and convertible securities described above, the Portfolio may invest up to 35% of its total assets in the following instruments: short-term money market instruments denominated in U.S. dollars including repurchase agreements and Section 4(2) commercial paper, which are authorized for purchase by the Money Market Portfolio (see "Money Market Portfolio" and "Repurchase Agreements"); fixed-income securities, including obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, including mortgage-related securities; high quality debt securities issued by foreign sovereigns; corporate debt securities rated at least "BBB" by Standard and Poor's or "Baa" by Moody's, commonly known as "investment grade securities," or unrated securities that are deemed to be of comparable quality by the Sub-Adviser; and equity and convertible securities of issuers that are not paying a dividend, if there exists the potential for growth of capital or future income. See the Statement of Additional Information concerning these securities. It is the Portfolio's policy to attempt to sell, within a reasonable time period, a debt security which has been downgraded below investment grade (other than convertible securities), provided that such disposition is in the best interests of the Portfolio and its shareholders. See Appendix A for a description of corporate bond ratings.



     Finally, the Portfolio may enter into contracts on financial futures or stock index futures, or options thereon, for enhancement or hedging purposes. See "Hedging and Income Enhancement Strategies" below. The Portfolio may also make loans of portfolio securities and invest in securities issued on a "when-issued" or "delayed delivery" basis. (See "When-Issued Securities" and "Loans of Portfolio Securities" in the Statement of Additional Information.) In addition, in any period of market weakness or of uncertain market conditions, the Portfolio may establish a temporary defensive position to preserve capital by investing up to 100% of total assets in cash, cash equivalents or high quality short-term fixed-income securities.


                               MANAGED PORTFOLIOS

                        STRATEGIC MULTI-ASSET PORTFOLIO

     The investment objective of this Portfolio is to seek high long-term total investment return. Total investment return consists of dividends, interest and other income, and net realized and unrealized appreciation and depreciation in the value of the Portfolio's security holdings. This Portfolio will invest in a diversified group of securities consisting of the asset classes described below and, although it is designed to offer the potential for higher investment return than the Multi-Asset Portfolio, it can be expected to result in greater price volatility and potentially greater risk of loss than the Multi-Asset Portfolio.


     The asset allocation of the Portfolio will be actively managed among the following asset categories: equity securities, including the securities of smaller companies which may be newer and less seasoned, international securities, investment grade bonds, high-yield, high-risk bonds and money market instruments. (See the discussion under "Foreign Securities Portfolio" and "Fixed Income Portfolio," and "Foreign Securities" in the Statement of Additional Information.)


     Asset allocation decisions will be based upon the same type of fundamental analysis as for the Multi-Asset Portfolio and the Sub-Adviser will not attempt to make short-term market timing decisions. Although the Portfolio is expected to have some portion of its assets in equities, fixed income securities and money market instruments at all times, investments in each sub-sector (e.g. domestic or international equities) may vary substantially based upon the Sub-Adviser's fundamental analysis of the relative attractiveness and potential risks of each sector. The Portfolio does not have percentage limitations on the amount allocated to each market sector or sub-sector and may emphasize such sectors or sub-sectors indicated by the Sub-Adviser's analysis and judgment.


     The Portfolio may sell (write) covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and Financial Futures Contracts and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements and Section 4(2) commercial paper, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.")

                             MULTI-ASSET PORTFOLIO


     The investment objective of this Portfolio is to seek long-term total investment return consistent with moderate investment risk. Total investment return consists of dividends, interest and other income and net realized and unrealized appreciation and depreciation in the value of the Portfolio's investments. The Portfolio's investments will be actively managed and allocated among the following asset categories: equity securities, convertible securities, investment grade fixed income securities and money market securities. (See "Fixed Income Portfolio").


     The Sub-Adviser will actively manage the allocation of assets among market sectors based upon its judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each sector, and expected future returns of each sector. The Sub-Adviser will base its asset allocation decisions on fundamental analysis and will not attempt to make short-term market timing decisions among market sectors. As a result, shifts in asset allocation are expected to be gradual and continuous and the Portfolio will normally have some portion of its assets invested in each market sector at all times. The Portfolio does not have percentage limitations on the amount allocated to each market sector and may emphasize such sectors indicated by the Sub-Adviser's analysis and judgment.


     The Portfolio may sell (write) covered call options on stocks, purchase put and call options and combinations of such options, and enter into closing transactions with respect to such options. The Portfolio also may engage in transactions involving stock index futures contracts and options thereon and Financial Futures Contracts and options thereon for income enhancement or as a hedge against changes in market conditions. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.) The Portfolio also may invest in foreign securities. (See "Foreign Securities Portfolio" above, and "Foreign Securities" in the Statement of Additional Information.)


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements and Section 4(2) commercial paper, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.")

                               INCOME PORTFOLIOS

                              HIGH YIELD PORTFOLIO

     The primary objective of this Portfolio is to produce high current income. A secondary investment objective is capital appreciation. The Portfolio will seek its objectives by investing, except for temporary defensive purposes, at least 65% of its assets in high-yielding, high-risk, income producing corporate bonds, also known as "junk bonds." Although these securities can be expected to provide higher yields, they may be subject to greater market fluctuations and the risk of loss of income and principal, than lower yielding, higher-rated fixed-income securities. The Portfolio may invest up to 10% of its assets in securities which are subject to restrictions as to resale or for which market quotations are not readily available. To the extent such investments are made, the Portfolio may have less freedom of disposition and receive possibly less favorable prices than would be the case for securities not subject to such restrictions.

     Because investment in such high-yield, high-risk securities entails greater risks, an investment in the Portfolio should not constitute a complete investment program and may not be appropriate for all investors. The investments of the Portfolio will be subject to greater market fluctuations and risk of loss of income and principal due to default by an issuer than are investments in higher rated bonds.


     Generally, bonds providing the highest yield carry lower ratings (Baa or lower by Moody's or BBB or lower by Standard and Poor's than those assigned by Moody's or Standard and Poor's to investment grade bonds, or are unrated. Descriptions of the Moody's and Standard and Poor's rating categories are set forth in Appendix A. In general, these credit ratings represent only a portion of the data analyzed by the Sub-Adviser when evaluating bonds for purchase or sale in the Portfolio. In many instances, the rating agencies are not able to reflect changes in value of high-yield, high-risk bonds in a timely manner and are therefore valuable only so much as they can be employed as one source of credit quality data in the Portfolio's overall investment strategy.

     As of December 31, 1995 the Portfolio held securities of 110 corporate issuers, and the Portfolio's holdings for the fiscal year 1995 had on average the following credit quality characteristics:



                                                                                PERCENTAGE
                                                                                    OF
                                      INVESTMENT                                NET ASSETS
        ----------------------------------------------------------------------  ----------
        Cash and Cash Equivalents.............................................         5%
        Corporate Bonds
          BBB.................................................................         1%
          BB..................................................................        39%
          B+..................................................................        17%
          B...................................................................        17%
          B-..................................................................        16%
          CCC.................................................................         1%
          Non-rated...........................................................         2%
        Other.................................................................         2%
                                                                                ----------
                                                                                   100.0%
                                                                                ========



     The Portfolio will invest in a variety of fixed-income instruments which are rated less than investment grade or are unrated but are of comparable quality as determined by the Sub-Adviser. It can be expected that a majority of securities selected and held will have a relatively high current yield, when compared to investment grade fixed-income securities. The Portfolio will also utilize other types of securities such as discount bonds, zero coupon bonds, convertible bonds, straight and convertible preferred stocks, warrants and common stocks. For a more complete description of the characteristics and risks involved in investing in these securities see the Statement of Additional Information. For a more complete discussion of the risks involved in zero coupon bond investments see the description of the Target '98 Portfolio. To the extent that warrants and common stocks are used there may be some additional investment risk and countervailing opportunity. These securities will be selected and held when, in the opinion of the Sub-Adviser, the less than highest available current yield is more than offset by prospects for capital appreciation. The Portfolio in the future will utilize such securities as from time to time may be created and which the Adviser and Sub-Adviser deem suitable and appropriate.



     The Portfolio may invest, without limit, in unrated securities if such securities offer, in the opinion of the Sub-Adviser, a relatively high yield without undue risk. Although the Portfolio will invest primarily in lower-rated securities, it will not invest in securities in the lowest rating categories (Ca for Moody's and CC for Standard and Poor's) unless the Sub-Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.


     When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Portfolio may purchase higher-rated securities if the Sub-Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Portfolio, for temporary defensive purposes, may invest up to 100% of its assets in cash, securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Sub-Adviser to be consistent with a defensive posture. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. The Portfolio may also invest in high yield bonds issued by foreign corporations which are denominated in U.S. or foreign currencies. (See "Foreign Securities Portfolio.")


     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)



     The Portfolio may sell (write) covered call options on stocks, purchase put and call options on stocks and combinations of such options listed on U.S. exchanges, and enter into closing transactions with respect to such options positions. The Portfolio may also enter into Financial Futures Contracts and options thereon for income enhancement or hedging positions. (See "Hedging and Income Enhancement Strategies.")

RISK FACTORS -- HIGH YIELD BONDS

     The values of lower-rated securities, also referred to as "junk bonds," generally fluctuate more than those of higher-rated securities. In addition, a lower rating can reflect a greater possibility of an adverse change in financial condition affecting the ability of an issuer to make payments of interest or principal. Because the Portfolio invests primarily in securities in lower-rated categories, the achievement of the Portfolio's goals is more dependent on the Sub-Adviser's ability than would be the case if the Portfolio were investing in securities in the higher-rated categories. Investors should carefully consider their ability to assume the risks involved before making an investment in this Portfolio.

     The market value of the Portfolio's investments will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates the value of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The value of high-yield, high-risk bonds may also be influenced by the bond market's perception of an issuer's credit quality or its outlook for economic growth. In times where economic conditions appear to be deteriorating, lower-rated bonds may decline in market value primarily due to investor's heightened concern over an issuer's credit quality and its ability to make timely interest and principal payments. In such periods of real or perceived economic downturn the secondary market for high-yield, high-risk bonds may become thin and liquidity may be significantly reduced. This may lead to increased volatility and sudden price movements in the secondary market.

     In a volatile market the Portfolio may find it difficult to value its securities accurately. During such times the responsibility of the Adviser and Sub-Adviser to value Portfolio securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Fluctuations in the value of Portfolio securities will not affect cash income but will be reflected in the Portfolio's net asset value.


                              TARGET '98 PORTFOLIO


     The investment objective of this Portfolio is to seek a predictable compounded investment return for the specified time period, consistent with preservation of capital. The Portfolio will invest primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments will generally mature no later than November 15, 1998 (the "Maturity Date"). Upon maturity, the Portfolio will be converted to cash.

     While there is no assurance that the Portfolio will succeed in achieving its objective, it seeks capital preservation for investors who hold their investment until maturity. In addition, the Portfolio seeks to provide investors with a sum at the Maturity Date (the "Maturity Value") which, together with the reinvestment of all dividends and distributions, exceeds their original investment in the Portfolio by a relatively predictable amount. Investors are more likely to receive the expected Maturity Value if they retain their participation in the Portfolio until the Maturity Date. Any investor who redeems his or her participation prior to the Maturity Date is likely to achieve a different investment result than the return that was predicted on the date investment was made, and may even suffer a loss.

     The Portfolio will invest in both zero coupon securities and current interest-bearing debt obligations generally maturing not later than the Maturity Date. Zero coupon securities are non-interest bearing debt obligations which are payable in full at maturity, and which typically trade at a substantial or deep discount from their value at maturity. Thus, the return on these instruments is known at the time of investment, making them suitable for this Portfolio. However, the value of zero coupon securities, and therefore the value of the Portfolio, may be subject to greater market fluctuations from changing interest rates prior to maturity than the value of debt obligations of comparable maturities that bear interest currently.

     The Portfolio will invest in current interest-bearing debt obligations in order to provide cash to pay the Portfolio's expenses, to provide liquidity and to meet transfer and redemption requests. By managing the Portfolio to try to match current income with expenses, the Portfolio may reduce its reinvestment risk. Reinvestment risk is the risk that future payments cannot be reinvested at interest rates that are as high or higher than needed to achieve the Portfolio's predicted compounded investment return. As zero coupon securities do not pay interest currently, they present no reinvestment risk to the Portfolio.

     Zero coupon securities are generally stripped obligations of the U.S. Government. They are also offered, to a limited extent, by corporate issuers. The Portfolio is authorized to invest in both government and corporate zero coupon securities. The current interest-bearing debt obligations in which the Portfolio is authorized to invest may be offered by domestic or foreign issuers and may be principally traded in the U.S. or foreign markets. All debt obligations in which the Portfolio invests will be dollar denominated. Corporate obligations must be rated at the time of purchase, within the four highest categories assigned by Moody's or by Standard and Poor's (see Appendix A).


     While the creditworthiness of corporate issuers will be carefully considered, investors bear the risk that these issuers will fail to make payments of principal or interest when due. This credit risk cannot be eliminated. If an issuer defaults on its obligations, the value of the Portfolio may be adversely affected.


     Investing in obligations of foreign issuers or obligations of domestic issuers that trade in foreign markets involves special risks and considerations not typically associated with investing in the United States. Such risks and considerations may include political and economic instability, differing accounting and financial reporting standards, higher commission rates on foreign portfolio transactions, less readily available public information regarding issuers, potential adverse changes in tax and exchange control regulations, and the potential for restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries which may not be recoverable by the Portfolio. Also, the value of foreign currencies relative to the U.S. dollar will fluctuate and will therefore affect, either favorably or unfavorably, the value of the underlying securities which the Portfolio owns. By investing in dollar-denominated foreign securities, the Portfolio may reduce the risk associated with fluctuations in the value of foreign currencies relative to the U.S. dollar.



     The Portfolio is also permitted to invest in high quality short-term money market instruments and repurchase agreements such as those invested in by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements".) As the Maturity Date approaches, the Portfolio will invest in more short-term, highly liquid investments to preserve capital. In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.) The Portfolio may also engage in transactions involving Financial Futures Contracts and options thereon for income enhancement and hedging purposes. (See "Hedging and Income Enhancement Strategies.")


     Generally, the market value of the underlying securities in the Portfolio will vary inversely with changes in interest rates. This means that the value of a share of the Portfolio will tend to rise as interest rates decline, and decline as interest rates rise. While the risk of these fluctuations in value is greater when the period to maturity is longer, they tend to diminish as the Maturity Date approaches. Accordingly, investors are more likely to receive their Maturity Value if they retain their investment in the Portfolio until the Maturity Date. Nevertheless, although investors can redeem shares at the current net asset value at any time, the value of the shares may be higher or lower than when purchased. An investment in the Portfolio is not suited to frequent purchases and sales in response to short-term fluctuations in the Portfolio's net asset value.


     The Internal Revenue Service has ruled that the owner of zero coupon securities, for Federal income tax purposes, realizes taxable interest each year equal to a portion of the difference between the face value of the zero coupon securities and their purchase price. Similarly, the cash distributions received from current interest-bearing debt obligations are realized as income each year. The net investment income of the Portfolio will equal the sum of the imputed interest earned on its zero coupon securities and the interest upon its current interest-bearing debt obligations, less the Portfolio's expenses.


                             FIXED INCOME PORTFOLIO


     The investment objective of this Portfolio is to seek a high level of current income consistent with preservation of capital. The Portfolio will invest primarily in investment grade fixed-income securities. Portfolio management will emphasize sector analysis, call protection and credit research, and will attempt to maintain a high, steady and possibly growing income stream.


     The Portfolio will invest at least 80% of the value of its total assets, taken at market value at the time of investment, in one or more of the following:


          (1) Marketable debt securities of domestic issuers, and of foreign issuers rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard and Poor's (AAA, AA, A or BBB);

          (2) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (see "Government and Quality Bond Portfolio");



          (3) Commercial paper rated at the time of purchase Prime-1 by Moody's or A-1 by Standard and Poor's;


          (4) Obligations of banks having total assets in excess of $1 billion.


     The balance of the Portfolio's investments will include: other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities); preferred stocks (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests); and marketable common stocks which WMC considers likely to yield relatively high income in relation to alternative investments. Debt securities are sometimes offered with warrants for the purchase of common stock of the issuer of the debt security. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the warrants is relatively small. If the warrant becomes valuable it will ordinarily be sold rather than exercised. It is anticipated that no more than 20% of the assets of the Portfolio will be held in convertible securities, and that no more than 10% of the assets of the Portfolio will constitute warrants. To the extent that warrants are used, there may be some additional investment risk, and countervailing opportunity, depending upon the extent to which the underlying common stock price fluctuates.



     Consistent with the Portfolio's investment objective, the Portfolio may have up to 20% of its assets invested in instruments which are not investment grade, including preferred stocks, when individually attractive yields offset lower credit quality. (See "Risk Factors -- High Yield Bonds" under "High Yield Portfolio.") See Appendix A for a description of corporate bond ratings.



     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. The Portfolio may also engage in transactions involving Financial Futures Contracts and in options thereon for income enhancement or hedging purposes. (See "Hedging and Income Enhancement Strategies.") In addition, the Portfolio may purchase when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


     Bonds and debt securities with the lowest rating of the four investment grade categories, BBB or Baa, may have speculative characteristics. Changes in economic conditions or other circumstances are likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated bonds and debt instruments.

                     GOVERNMENT AND QUALITY BOND PORTFOLIO


     The investment objective of this Portfolio is relatively high current income, liquidity and security of principal. The Portfolio will seek to achieve its objective by investing in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("government securities"), corporate debt securities rated Aa or better by Moody's or AA or better by Standard and Poor's ("high quality corporate bonds") and U.S. dollar denominated foreign government and corporate debt securities of comparable quality. It is currently anticipated that the Portfolio will have the majority of its assets invested in government securities since the Trust is permitted to treat each U.S. agency or instrumentality as a separate issuer for purposes of determining compliance with diversification standards imposed by Section 817(h) of the Code. (See "Special Considerations.")


     The Portfolio may invest in mortgage-backed securities known as Ginnie Maes ("GNMA Securities"). GNMA Securities represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest on modified pass-through certificates when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. The Portfolio may also invest in similar mortgage-backed securities with differences in timing of payment and pool structure, and other forms of GNMA Securities which are developed from time to time if they are consistent with the investment objective of the Portfolio.

     Mortgages included in single family or multi-family residential mortgage pools backing an issue of GNMA Securities have a maximum maturity of up to 40 years. Scheduled payments of principal and interest are made to the registered holders of GNMA Securities (such as the Portfolio) each month. Unscheduled prepayments of mortgages included in these pools occur as a result of payment or refinancing by homeowners or as a result of a default. Prepayments are passed through to the registered holders of GNMA Securities with the regular monthly payments of principal and interest. This has the effect of reducing future payments on such GNMA Securities.

     The Portfolio will also invest in high quality corporate bonds. High quality corporate bonds may include straight debt securities of corporate or trust issuers which are rated in the two highest rating categories by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. At least 80% of the Portfolio will be invested in government securities and high quality corporate bonds, except for temporary defensive purposes. Up to 20% of the Portfolio may be invested in bonds rated as low as A by Moody's or Standard and Poor's or, if not rated, determined by the Sub-Adviser to be of comparable quality. See Appendix A for a description of corporate bond ratings.



     The Portfolio may also invest in other obligations issued, guaranteed or insured by the United States, its agencies or instrumentalities. Some obligations issued or guaranteed by agencies of the U.S. Government are backed by the full faith and credit of the United States; others are backed only by the rights of the issuer to borrow from the U.S. Treasury, such as Federal Mortgage Association Securities. Insured obligations are generally backed by a fund established by the agency to provide for losses. The GNMA Securities acquired by the Portfolio have historically involved little risk of loss of principal if held to maturity. However, if interest rates fluctuate or there are prepayments on securities purchased at a premium, the market value of the securities may vary.



     The Portfolio may invest in short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are authorized for purchase by the Money Market Portfolio. (See "Money Market Portfolio" and "Repurchase Agreements.") In addition, the Portfolio may invest in when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


                             MONEY MARKET PORTFOLIO

     The investment objective of this Portfolio is current income consistent with stability of principal. The Portfolio intends to comply with SEC regulations under the 1940 Act applicable to money market funds. These regulations impose certain quality, maturity and diversification guidelines on the Portfolio's investments. Under these regulations, the Portfolio will invest in a diversified portfolio of money market instruments maturing in 397 days or less. Further, the Portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.


     The Portfolio will be invested in obligations denominated in U.S. dollars which, at the time of investment, are "eligible securities" as defined in the regulations. Under these regulations, an eligible security is an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations ("NRSRO") (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security which is determined to be of comparable quality under procedures established by the Board of Trustees. Securities in which the Portfolio may invest include: (i) commercial paper and other short-term obligations of U.S. and foreign corporations; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iii) obligations issued or guaranteed as to principal and interest by the U.S. Government or the agencies or instrumentalities thereof; (iv) short-term obligations issued by state and local governmental issuers; (v) obligations of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations; (vi) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and (vii) repurchase agreements. Obligations which are rated in the second highest rating category by any NRSRO will be limited to 5% of the Portfolio's total assets and further limited by issuer to 1% of the Portfolio's total assets. Descriptions of bond ratings are set forth in Appendix A.



     In addition, the Portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Portfolio, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolio's Board of Trustees believes that in many cases Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid and has delegated to the

Adviser the authority to make such a determination of liquidity. The Portfolio intends, therefore, in those cases, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. (See "Illiquid Securities" below and in the Statement of Additional Information.) The Portfolio may also invest in when-issued securities. (See "When-Issued Securities" in the Statement of Additional Information.)


     Certain obligations purchased by the Portfolio may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par value prior to maturity.


     Although the Portfolio seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions, there can be no assurance that the net asset value will not vary. (See "Net Asset Value.") The Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Portfolio. The value of the securities in the Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security were held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable.

                             REPURCHASE AGREEMENTS


     All Portfolios may enter into repurchase agreements (commonly called "repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Portfolio may acquire an underlying debt instrument for a relatively short period, subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Portfolios. The total amount received on repurchase would exceed the price paid by the Portfolio, reflecting an agreed upon rate of interest for the period from the date of the repurchase agreement to the settlement date, and would not be related to the interest rate on the underlying securities. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Portfolio upon the acquisition is accrued daily as interest. In the event of a default by an institution, the Portfolio may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by a Portfolio may be delayed or limited and the Portfolio may incur additional costs. In such case, the Portfolio will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted procedures to monitor and evaluate the creditworthiness of institutions with which it proposes to engage in repos. The Portfolios will always obtain collateral in proper form having a market value of not less than 102% of the purchase price. Such collateral will be U.S. Government obligations and will be in the actual or constructive possession of the Portfolio.


                              ILLIQUID SECURITIES


     Each of the Portfolios may invest no more than 10% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser or Sub-Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the 1933 Act or certain private placements of commercial paper issued in reliance on an exemption from the 1933 Act pursuant to Section 4(2) thereof, will not be deemed to be illiquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. Government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

                   HEDGING AND INCOME ENHANCEMENT STRATEGIES


     Each Portfolio (other than the Money Market Portfolio) may each engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance income. These strategies include the use of options and futures contracts and options thereon. A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objectives and Policies" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed and each Portfolio may use these new investments and techniques to the extent consistent with its investment objectives and policies.


OPTIONS TRANSACTIONS


     A Portfolio may purchase and write (i.e., sell) put and call options on securities and financial indices that are traded on securities exchanges or in the over-the-counter market to enhance income or to hedge its portfolio. These options may be on debt securities, aggregates of debt securities, financial indices (e.g., Standard and Poor's 500 Composite Stock Index) and U.S. Government securities and may be traded on securities exchanges or over-the-counter. A Portfolio may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and the simultaneous purchase of a call option and sale of a put option with identical strikes price and expiration dates to protect against a change in the price. A Portfolio may also purchase put and call options to offset previously written put and call options of the same series. See "Investment Objectives and Policies -- Call and Put Options on Securities" in the Statement of Additional Information.


INDEXED COMMERCIAL PAPER


     Each Portfolio (other than the Money Market Portfolio) may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is still outstanding. A Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. A Portfolio will establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash or liquid high-grade debt obligations having a value at least equal to the aggregate principal amount of outstanding commercial paper of this type that it holds. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Portfolio to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments dominated in foreign currencies while providing an attractive money market rate of return. See "Investment Objectives and Policies -- Foreign Currency Exchange Transactions" in the Statement of Additional Information.


FUTURES CONTRACTS AND OPTIONS THEREON

     Each Portfolio (other than the Money Market Portfolio) may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission. These futures contracts and related options will be on debt securities, aggregates of debt securities, financial indices and U.S. Government securities and include futures contracts and options thereon which are linked to the London Interbank Offered Rate (LIBOR).

     A Portfolio may not purchase or sell futures contracts and related options if immediately thereafter the sum of the amount of initial margin deposits on such Portfolio's existing futures and options on futures and premiums paid for such related options would exceed 5% of the market value of the Portfolio's total assets.

     A Portfolio's successful use of futures contracts and related options depends upon the investment adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than a specified futures contract resulting in losses to a Portfolio.

     A Portfolio's ability to enter into futures contracts and options thereon may also be limited by the requirements of the Code for qualification as a regulated investment company. See "Investment Objectives and Policies -- Financial Futures Contracts on Fixed Income Securities -- Characteristics and Risks" and "Options on Financial Futures Contracts" in the Statement of Additional Information.


SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES

     Participation in the options or futures markets involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If an Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position that if such strategies were not used. Risks inherent in the use of options and futures contracts and options on futures contracts include (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for a Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions.

FORWARD COMMITMENTS

     Each Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if a Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     In addition to the investment policies set forth above, certain additional restrictive policies relating to the investment of assets of the Portfolios have been adopted by the Trust. The Investment Restrictions of the Trust are deemed fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected, which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Details as to such policies are set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------

                             SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

     The Code imposes certain diversification standards on the underlying assets of Variable Contracts held in the Portfolios of the Trust. The Code provides that a Variable Contract shall not be treated as an annuity contract or life insurance for any period for which the investments are not adequately diversified, in accordance with regulations prescribed by the Treasury Department. Disqualification of the Variable Contract as an annuity contract or life insurance would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Variable Contract prior to the receipt of payments under the Variable Contract. The Code contains a safe harbor provision which provides that contracts such as the Variable Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations (Treas. Reg. Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the Variable Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if, at the close of each calendar quarter, (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment.

     The Technical and Miscellaneous Revenue Act of 1988 provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     It is intended that each Portfolio of the Trust underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

--------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE TRUSTEES


     The Trust is organized as a Massachusetts business trust. The overall responsibility for the supervision of the affairs of the Trust is vested in the Trustees. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Adviser and Sub-Adviser are expected to follow in implementing the investment policies and objectives of the Trust.


SAAMCO


     The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs.



     SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect wholly owned subsidiary of SunAmerica Inc., an investment-grade financial services company. In addition to serving as adviser to the Trust, the Adviser and its affiliates serve as adviser, manager and/or administrator for Anchor Pathway Fund, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc. and SunAmerica Series Trust. The Adviser and its affiliates managed, advised and/or administered assets of approximately $7.6 billion as of December 31, 1995 for investment companies, individuals, pension accounts, and corporate and trust accounts. SAAMCo provides investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of SAAMCo.

     The annual rate of the investment advisory fees which apply to each Portfolio, are as follows:

     Foreign Securities Portfolio pays a fee of .90% of Assets per annum; Capital Appreciation Portfolio pays a fee of .75% of Assets per annum; Growth Portfolio pays a fee of .75% of Assets per annum; Natural Resources Portfolio pays a fee of .75% of Assets per annum; Growth and Income Portfolio pays a fee of .70% of Assets per annum; Strategic Multi-Asset Portfolio pays a fee of 1% of Assets per annum; Multi-Asset Portfolio pays a fee of 1% of Assets per annum; High Yield Portfolio pays a fee of .70% per annum on the first $250 million of Assets and .60% per annum over $250 million of Assets; Target '98 Portfolio pays a fee of .625% of Assets per annum; Fixed Income Portfolio pays a fee of .625% of Assets per annum; Government and Quality Bond Portfolio pays a fee of .625% of Assets per annum; and Money Market Portfolio pays a fee of .50% of Assets per annum.


     The investment management fees set out above are higher than those paid by many other investment companies with similar investment objectives. Notwithstanding the foregoing, SAAMCo has agreed to waive a portion of its fees to reflect a fee schedule based on the asset size of a given portfolio. As a result, in certain cases, the fees actually collected with respect to a portfolio may be less than those set forth above. More complete information concerning the fee waivers is contained in the Statement of Additional Information.


     The term "Assets" means the average daily net assets of the Portfolio. The Investment Advisory fees are accrued daily and paid monthly.

     SAAMCo has agreed that, in the event the expenses of one or more of the Portfolios exceeds applicable state law expense limitations, it will waive its fees under the Investment Advisory and Management Agreements to the extent necessary to reduce the expenses of the affected Portfolio(s) so as not to exceed such limitation(s). No such waiver shall result in the obligation (contingent or otherwise) of the affected Portfolio(s) to repay SAAMCo in any fiscal year any such amounts waived in previous fiscal years. Such agreements with respect to expense limitations do not require SAAMCo to additionally reimburse any Portfolio in the event the waivers are insufficient to reduce such Portfolio's expenses to the applicable limitations.


     For the year ended December 31, 1995, SAAMCo received fees equal to the following percentages of Assets: Foreign Securities Portfolio, 0.90%; Capital Appreciation Portfolio, 0.69%; Growth Portfolio, 0.74%; Natural Resources Portfolio, 0.75%; Growth and Income Portfolio, 0.70%; Strategic Multi-Asset Portfolio, 1.00%; Multi-Asset Portfolio, 1.00%; High Yield Portfolio, 0.70%; Target '98 Portfolio, 0.63%; Fixed Income Portfolio, 0.62%; Government and Quality Bond Portfolio, 0.62%; and Money Market Portfolio, 0.50%.


WELLINGTON MANAGEMENT COMPANY


     WMC acts as Sub-Adviser to each Portfolio of the Trust, pursuant to a Sub-Advisory Agreement with SAAMCo to manage the investment and reinvestment of the assets of such Portfolios. WMC is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays WMC's fees.



     WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 1995, WMC had discretionary management authority with respect to approximately $109.2 billion of assets.



     WMC is a Massachusetts partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan. The principal business address of WMC is 75 State Street, Boston, Massachusetts 02109.


     The portion of the investment advisory fees received by SAAMCo and paid to WMC are as follows:

     Foreign Securities Portfolio -- .40% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Capital Appreciation Portfolio -- .375% per annum on the first $50 million of Assets, .275% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Growth Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .20% per annum on the next $350 million, and .15% per annum over $500 million; Natural Resources Portfolio -- .35% per annum on the first $50 million of Assets, .25% per annum on the next $100 million, .20% per annum on the next $350 million, and

 .15% per annum over $500 million; Growth and Income Portfolio -- .325% per annum on the first $50 million of Assets, .225% per annum on the next $100 million,
 .20% per annum on the next $350 million, and .15% per annum over $500 million; Strategic Multi-Asset Portfolio -- .300% per annum on the first $50 million of Assets, .200% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Multi-Asset
Portfolio -- .250% per annum on the first $50 million of Assets, .175% per annum on the next $100 million, .150% per annum over $150 million; High Yield
Portfolio -- .30% per annum on the first $50 million of Assets, .225% per annum on the next $100 million, .175% per annum on the next $350 million, and .15% per annum over $500 million; Target '98 Portfolio -- .225% per annum on the first
$50 million of Assets, .15% per annum on the next $50 million, .10% per annum on the next $400 million and .05% per annum over $500 million; Fixed Income Portfolio -- .225% per annum on the first $50 million of Assets, .125% per annum on the next $50 million, and .10% per annum over $100 million; Government and Quality Bond Portfolio -- .225% per annum on the first $50 million of Assets,
 .125% per annum on the next $50 million, and .10% per annum over $100 million; and Money Market Portfolio -- .075% per annum on the first $500 million of Assets, and .020% per annum over $500 million.


     For the year ended December 31, 1995, SAAMCo informed the Trust that WMC received fees equal to the following percentages of daily net assets: Foreign Securities Portfolio, 0.38%; Capital Appreciation Portfolio, 0.26%; Growth Portfolio, 0.23%; Natural Resources Portfolio, 0.35%; Growth and Income Portfolio, 0.32%; Strategic Multi-Asset Portfolio, 0.28%; Multi-Asset Portfolio, 0.19%; High Yield Portfolio, 0.30%; Target '98 Portfolio, 0.22%; Fixed Income Portfolio, 0.23%; Government and Quality Bond Portfolio, 0.13%; and Money Market Portfolio, 0.08%.


PORTFOLIO MANAGEMENT

     The following individuals are primarily responsible for the day-to-day management of the particular portfolios as indicated below.

     WMC's Global Equity Strategy Group, headed by Trond Skramstad, has been responsible for managing the FOREIGN SECURITIES PORTFOLIO since 1994.

     Robert D. Rands has served as the portfolio manager for the CAPITAL APPRECIATION PORTFOLIO since its inception in 1987. Mr. Rands is a Senior Vice President of WMC and joined the company in 1978.

     WMC's Growth Investment Team, comprised of Frank V. Wisneski, Senior Vice President; Matthew E. Megargel, Senior Vice President; and John J. Harrington, Vice President, has been responsible for managing the GROWTH PORTFOLIO since 1995.

     Ernst H. von Metzsch has served as the portfolio manager for the NATURAL RESOURCES PORTFOLIO since October 24, 1994. Mr. von Metzsch is a Senior Vice President, Partner and energy analyst at WMC and joined the company in 1973.


     Laura J. Allen has served as the portfolio manager for the GROWTH AND INCOME PORTFOLIO since 1996. Ms. Allen is a Vice President of WMC and joined the company in 1981, and became a portfolio manager in 1984.


     Deborah L. Allinson has served as the portfolio manager for the STRATEGIC MULTI-ASSET PORTFOLIO since its inception in 1987, and the MULTI-ASSET PORTFOLIO since its inception in 1987. Ms. Allinson is a Senior Vice President of WMC and joined the company in 1972.

     Catherine A. Smith has served as the portfolio manager for the HIGH YIELD PORTFOLIO since 1992. Ms. Smith is a Senior Vice President of WMC and joined the company in 1984.


     Thomas L. Pappas has served as the portfolio manager for the TARGET '98 PORTFOLIO since 1992 and the FIXED INCOME PORTFOLIO since 1995. Mr. Pappas is a Senior Vice President of WMC and joined the company in 1987.


     John C. Keogh has served as the portfolio manager for the MONEY MARKET PORTFOLIO since 1992 and for the GOVERNMENT AND QUALITY BOND PORTFOLIO since March 31, 1994. Mr. Keogh is a Senior Vice President of WMC and joined the company in 1983.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

     State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

EXPENSES OF THE TRUST

     In addition to the investment advisory fee, the Trust incurs expenses, including legal, auditing and accounting expenses, Trustees' fees and expenses, insurance premiums, brokers' commissions, taxes and governmental fees, expenses of issue or redemption of shares, expenses of registering or qualifying shares for sale, reports and notices to shareholders, and fees and disbursements of custodians, transfer agents, registrars, shareholder servicing agents and dividend disbursing agents, and certain expenses with respect to membership fees of industry associations.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     All purchase and sale orders of securities are placed on behalf of the Trust by WMC for all the Portfolios. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then WMC may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

     Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, WMC will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Trust reserves the right to effect portfolio transactions through a broker affiliated with SAAMCo, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by such broker are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.

     Subject to applicable laws and regulations, the Advisers may also consider the willingness of particular brokers to sell the Variable Contracts or affiliated SunAmerica mutual funds as a factor in the selection of brokers for executing portfolio transactions on behalf of the Trust.

--------------------------------------------------------------------------------

                                NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value of the shares of each Portfolio is computed once daily at the close of regular trading of the New York Stock Exchange ("NYSE") (which is currently 4:00 p.m., New York time), on days the New York Stock Exchange is open for trading which are Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and other such days as may be determined from time to time by the NYSE.

     The net asset value of a share of each Portfolio is calculated by adding the value of all securities and other assets, deducting its accrued liabilities, and dividing the remainder by the number of shares outstanding. Except with respect to securities held by the Money Market Portfolio, securities of each Portfolio are valued as follows: Equity securities which are traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Equity securities traded in the over-the-counter market are valued at the closing bid price or yield equivalent as obtained from one or more dealers that make markets in the securities. Equity securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Short-term investments that mature in less than sixty (60) days are valued at amortized cost unless the Trustees determine that amortized cost or value does not represent fair value, in which case fair value is determined as described above.


     Securities of the Money Market Portfolio are valued using the amortized cost method. The amortized cost method initially values a security at its cost and thereafter assumes a constant amortization to maturity of any premium or discount regardless of market fluctuations. This method is designed to stabilize the net asset value at $1.00 per share. The Board of Trustees will monitor closely the stabilization of the net asset value at $1.00 per share and has adopted procedures to facilitate such stabilization. (See "Net Asset Value" in the Statement of Additional Information.)


     Securities which are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, the Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


     Each Portfolio of the Trust intends to continue to qualify as a "Regulated Investment Company" under certain provisions of the Code. Each Portfolio of the Trust will be treated as a separate entity for Federal income tax purposes. While qualified as a regulated investment company, each Portfolio of the Trust will not be subject to Federal income taxes on net investment income and net capital gains, if any, realized during any year provided all such net investment company taxable income and net capital gains are distributed to its shareholders.


     Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the Portfolio. Dividends and distributions consisting of substantially all net investment income and net realized capital gains from Growth, Capital Appreciation, Foreign Securities, Growth and Income, Fixed Income, Government and Quality Bond, High Yield, Natural Resources, Multi-Asset, Strategic Multi-Asset and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.

--------------------------------------------------------------------------------

                            DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------


     The Trust was organized under the laws of the Commonwealth of Massachusetts on August 26, 1983, as an unincorporated voluntary association, commonly known as a business trust. Its offices are at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. The Trust currently consists of twelve separate investment series, each with its own investment objective. Certain series of the Trust may not be available in connection with a particular annuity contract.


     All shares of the Trust are owned by separate accounts of the Life Companies. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract Owners with respect to any matters that are presented to a vote of shareholders.

     On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series except for matters concerning only a series. Certain matters approved by a vote of all shareholders of the Trust may not be binding on a Portfolio whose shareholders have not approved such matters. The holders of each share of beneficial interest of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share of beneficial interest. Shares of one series may not bear the same economic relationship to the Trust as shares of another series.

     The Trustees of the Trust have been elected by the shareholders of the Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares and the Declaration of Trust sets out the procedures to be followed.


     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and in net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Under certain circumstances Trust shareholders may have a potential liability for the obligations of the Trust.

--------------------------------------------------------------------------------


                      REPORTS AND INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

     The Trust will furnish audited annual and unaudited semi-annual reports to its shareholders. Price Waterhouse LLP, New York, New York, serves as the independent accountants to the Trust.

--------------------------------------------------------------------------------


                DISTRIBUTION AND REDEMPTION OF SHARES; INQUIRIES

--------------------------------------------------------------------------------

     Shares are only sold to separate accounts of the Life Companies at net asset value. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Variable Contract Owners do not deal directly with the Trust with respect to acquisition or redemption of shares.

     Inquiries regarding the Trust should be directed to P.O. Box 54299, Los Angeles, California, 90054-0299; telephone number: 800-445-7862.

--------------------------------------------------------------------------------
                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS
--------------------------------------------------------------------------------

     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C". Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best quality bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Standard and Poor's Ratings Services, A Division of The McGraw-Hill Companies, Inc. rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.
AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

Please forward a copy (without charge) of the Statement of Additional Information concerning Anchor Series Trust to:

              (Please print or type and fill in all information.)

------------------------------------------------------------------------------
  Name

------------------------------------------------------------------------------
  Address

------------------------------------------------------------------------------
  City/State/Zip

------------------------------------------------------------------------------
Date:                            Signed:


Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

                      STATEMENT OF ADDITIONAL INFORMATION

                              ANCHOR SERIES TRUST

                             The SunAmerica Center
                                733 Third Avenue
                         New York, New York 10017-3204
                               (800) 858-8850




THIS IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectus for Anchor Series Trust, which is referred to herein.

Capitalized terms used herein but not defined have the same meanings assigned to them in the Prospectus.






THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. FOR A COPY OF THE
PROSPECTUS DATED FEBRUARY 29, 1996 CALL OR WRITE THE TRUST AT:


                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                (800) 445-7862.





                          Dated: February 29, 1996

                        TABLE OF CONTENTS

                                                            Page
THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . .   B-3
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . B-3
     Objectives. . . . . . . . . . . . . . . . . . . . . . . B-3
     Foreign Money Market Instruments. . . . . . . . . . . . B-3
     Variable and Floating Rate Instruments. . . . . . . . . B-4
     Government Agencies Obligations . . . . . . . . . . . . B-4
     When-Issued Securities. . . . . . . . . . . . . . . . . B-5
     Illiquid Securities . . . . . . . . . . . . . . . . . . B-6
     Foreign Securities. . . . . . . . . . . . . . . . . . . B-7
     Call and Put Options on Securities. . . . . . . . . . . B-8
     Absence of Liquid Secondary Options Market. . . . . . . B-11
     Regulation of Futures Contracts and Options Thereon . . B-11
     Financial Futures Contracts on Fixed Income
          Securities - Characteristics and Risks . . . . . . B-11
     Options on Financial Futures Contracts. . . . . . . . . B-15
     Index Warrants. . . . . . . . . . . . . . . . . . . . . B-17
     Stock Index Futures and Options Thereon . . . . . . . . B-18
     Stock Index Futures Characteristics and Risks . . . . . B-18
     Options on Stock Index Futures and Risks. . . . . . . . B-21
     Limitations on Stock Index Futures and Related
          Options Transactions . . . . . . . . . . . . . . . B-23
     Foreign Currency Exchange Transactions. . . . . . . . . B-23
     Loans of Portfolio Securities . . . . . . . . . . . . . B-26
     Interest Rate Swap Transactions . . . . . . . . . . . . B-27
     Description of Commercial Paper Ratings . . . . . . . . B-27
     Discount Bonds, Convertible Bonds and Preferred Stocks. B-28
     Certain Risk Factors Relating to High-Yield
          (High-Risk) Bonds. . . . . . . . . . . . . . . . . B-28
     Further Information About the Target '98 Portfolio. . . B-29
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . B-30
SUNAMERICA ASSET MANAGEMENT CORP.. . . . . . . . . . . . . . B-33
     Personal Securities Trading . . . . . . . . . . . . . . B-36
WELLINGTON MANAGEMENT COMPANY. . . . . . . . . . . . . . . . B-37
OFFICERS AND TRUSTEES OF THE TRUST . . . . . . . . . . . . . B-37
CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . B-41
INDEPENDENT ACCOUNTANTS  . . . . . . . . . . . . . . . . . . B-41
PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . B-41
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . B-44
NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . B-44
     Foreign Securities Portfolio. . . . . . . . . . . . . . B-45
     Money Market Portfolio. . . . . . . . . . . . . . . . . B-46
DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . B-47
GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . B-50
OWNERSHIP OF SHARES. . . . . . . . . . . . . . . . . . . . . B-50
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . B-50

                                   THE TRUST

     The Trust, organized as a Massachusetts business trust on August 26, 1983, is an open-end management investment company. The Trust is comprised of twelve separate Portfolios. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (see "The Trust" in the Prospectus).

     On December 1, 1992, the Board of Trustees of the Trust approved a change of the names of the Aggressive Growth Portfolio and the Aggressive Multi-Asset Portfolio to the Capital
Appreciation Portfolio and the Strategic Multi-Asset Portfolio, respectively.

     On February 16, 1995, the Board of Trustees of the Trust approved a change of the name of the Convertible Securities
Portfolio to the Growth and Income Portfolio.

                       INVESTMENT OBJECTIVES AND POLICIES

Objectives

     For a description of the objectives of the Portfolios, see "Investment Objectives and Policies" in the Prospectus. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus.

Foreign Money Market Instruments

     The Money Market Portfolio will be diversified among issuers and among industries with the exception of the banking industry and obligations of the U.S. Government, its agencies and instrumentalities. The Money Market Portfolio reserves the right to concentrate its investment in U.S. dollar denominated obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, and commercial paper of foreign corporations, when the yields available on such obligations exceed the yields available on obligations otherwise permitted for investment by the Portfolio and when it is believed that the relative return from such investments compared with the relative risk, marketability and quality of such obligations appears to warrant such concentration. Concentration in this context means the investment of more than 25% and up to 100% of the Portfolio's assets. These investments will meet the quality criteria described above, but they may present investment risks in addition to those involved in obligations of domestic banks and corporations.

     Investment risks associated with investments in obligations of foreign branches of U.S. banks, London and U.S. branches of foreign banks, short-term obligations and commercial paper of foreign corporations include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other government restrictions. Generally, the foreign branches of the U.S. banks and the London or U.S. branches of foreign banks are subject to fewer regulatory restrictions than are applicable to domestic banks, and foreign branches of U.S. banks may be subject to less stringent reserve requirements than domestic banks. The London or U.S. branches of foreign banks, the foreign branches of U.S. banks and foreign corporations may provide less public information than, and may not be subject to the same accounting, auditing and financial record-keeping standards as, domestic banks.


Variable and Floating Rate Instruments

     Certain obligations purchased by the Portfolios of the Trust may be variable or floating rate instruments, involve a demand feature and include variable amount master demand notes. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.

     A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must be equivalent to the long-term bond or commercial paper ratings applicable to permitted investment for the Money Market Portfolio. The Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Government Agencies Obligations

     All Portfolios may invest, to varying degrees, in government obligations. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Obligations issued by governmental agencies may be supported by varying levels of guarantee as to repayment of principal and interest.

     Agencies of the United States Government include, among others, Export Import Bank of the United States, Farmers Home
Administration, Federal Farm Credit Bank, Federal Housing
Administration, Government National Mortgage Association, Maritime

Administration, Small Business Administration and the Tennessee Valley Authority. The Portfolios may purchase securities guaranteed by the Government National Mortgage Association which may represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Loan Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank) and still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be guarantees solely of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be no market and thus no means of realizing on the obligation prior to maturity.

When-Issued Securities

     Each Portfolio may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. When-issued or delayed-delivery transactions arise when securities are purchased or sold by a Portfolio with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Each
Portfolio generally would not pay for such securities or start earning interest on them until they are issued or received.
However, when a Portfolio purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Portfolio on a when-issued basis may result in a Portfolio's incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio enters into a commitment to purchase securities on a when-issued basis, it establishes a segregated account with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Portfolio's commitment, which is valued at fair market value. If on any day the market value of this segregated account falls below the value of a Portfolio's commitment, the Portfolio will be required to deposit additional cash or qualified securities into the account equal to the value of the Portfolio's commitment. When the securities to be purchased are issued, a Portfolio will pay for the securities from available cash, from the sale of securities in the segregated account, from sales of other securities and/or, if necessary, from the sale of the when-issued securities themselves, although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher or lower than the rate to be received on the securities a Portfolio has committed to purchase. After a Portfolio is committed to purchase when-issued securities, but prior to the issuance of the securities, it is subject to adverse changes in the value of these securities based upon changes in interest rates, as well as changes based upon the public's perception of the issuer and its creditworthiness. Sale of securities in the segregated account or other securities owned by a Portfolio and when-issued securities may cause the realization of a capital gain or loss.

Illiquid Securities

     Each of the Portfolios may invest no more than 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.


     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Restricted securities eligible for resale pursuant to Rule
144A under the 1933 Act for which there is a readily available market will not be deemed to be illiquid. The Portfolios' Sub-Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust.
In reaching liquidity decisions, the Sub-Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


     The Money Market, Multi-Asset, Strategic Multi-Asset and Growth and Income Portfolios may invest in commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in
Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Money Market, Multi-Asset and Strategic Multi-Asset Portfolios' 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Portfolios' Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Foreign Securities

     The Foreign Securities, Growth and Income, Growth, Capital Appreciation, Natural Resources, Fixed Income, Government and Quality Bond, Multi-Asset, and Strategic Multi-Asset Portfolios may invest in foreign debt and equity securities. The High Yield and Target '98 Portfolios may invest in foreign debt securities.

     Investment in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolios, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.

     It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

Call and Put Options on Securities

     The Growth, Capital Appreciation, Growth and Income, Fixed Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios may write covered call options to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. The Portfolios do not presently intend to write put options but may purchase put and call options. The Portfolios intend to use covered call options both to increase return on the securities of the Portfolios and for defensive or hedging purposes. It is anticipated that the maximum percentage of the Portfolios' securities subject to options primarily for income purposes will be 30%, that the maximum percentage used primarily for defensive and hedging strategies will be 50% and that in no event will the aggregate exceed the latter percentage.

     A call option is a short-term contract (typically having a duration of nine months or less). A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Portfolio writes a call option, the Portfolio gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

     A put option gives the purchaser, in return for a premium paid, the right for a specified period of time, to sell the securities subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities for more than their current market price.

     A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian). A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     The premium paid by the purchaser of an option will be determined by, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

     The writer of an option wishing to terminate a position may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously sold. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.

     There is no guarantee that either a closing purchase or a closing sale transaction can be effected. Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the options to be used for other Portfolio investments. If the Portfolio desires to sell a particular security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Conversely, the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that a Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until a closing purchase transaction can be executed. See below for reasons why a liquid secondary options market may not exist.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. Exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonable anticipated volume.

Absence of Liquid Secondary Options Market

     Reasons for the absence of a liquid secondary market on an options exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operation on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Regulation of Futures Contracts and Options Thereon

     The use of futures contracts and options thereon by the Portfolios is subject to regulation by various governmental bodies, including the Securities and Exchange Commission and the Commodity Futures Trading Commission ("CFTC"). Each of the Portfolios has represented to the CFTC that it will use futures contracts and options on futures contracts in bona fide hedging transactions and under other circumstances permitted by the CFTC, provided that, for non-hedging transactions, it will not enter into futures contracts or options thereon for which the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options exceed 5% of the fair market value of a Portfolio's assets.

Financial Futures Contracts on Fixed Income Securities -
Characteristics and Risks

     Each Portfolio (other than the Money Market Portfolio) may enter into contracts for the future delivery of fixed income securities ("Financial Futures Contracts"). This investment technique will be used to hedge (i.e., to endeavor to protect) against anticipated future changes in interest rates or other market factors which otherwise might adversely affect the value of each Portfolio's securities.

     A "sale" of a Financial Futures Contract means entering into a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a Financial Futures Contract means entering into a contractual obligation to acquire the securities at a specified price on a specified date. Typically on a daily basis, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a Financial Futures Contract may not have been issued at the time the contract was written.

     Unlike the sale or purchase of a fixed income security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a Financial Futures Contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian, State Street Bank and Trust Company, an amount of cash or U.S. Treasury obligations equal to a percentage of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying fixed income security fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a Financial Futures Contract and the price of the underlying fixed income security has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a Financial Futures Contract and the price of the underlying fixed income security has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to the expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position in the futures contract. During the time the Portfolio has entered into such Financial Futures Contract the Portfolio will maintain in a segregated account with its custodian, liquid assets at least equal to the value of the contract.

     There are several risks in connection with the use of Financial Futures Contracts by a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the Financial Futures Contract and movements in the price of the securities which are the subject of the hedge. The price of the Financial Futures Contract may move more than or less than the price of the securities being hedged. If the price of the Financial Futures Contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities being hedged. Conversely, the Portfolio may buy or sell fewer Financial Futures Contracts if the historical volatility of the price of the Financial Futures Contracts being hedged is more than the historical volatility of the securities.

     Where futures contracts are purchased to hedge against a possible increase in the price of fixed income securities before a Portfolio is able to invest its cash (or cash equivalents) in fixed income securities in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in fixed income securities at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     Although Financial Futures Contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange, an identical Financial Futures Contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded.

     A Portfolio may purchase Financial Futures Contracts in anticipation of a significant market advance (for example due to a decline in interest rates). The purchase of a Financial Futures Contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual fixed income securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of Financial Futures Contracts would be terminated by offsetting sales. Similarly Financial Futures Contracts may be purchased to maintain the desired percentage of the Portfolio invested in fixed income securities in the event of a large cash flow into the Portfolio. As the cash flow is invested in individual fixed income securities an equivalent amount of Financial Futures Contracts would be sold.

     A Portfolio may sell Financial Futures Contracts in a general market decline (for example due to an increase in interest rates) that may adversely affect the aggregate market value of the fixed income securities held in the Portfolio or in anticipation of such a decline in aggregate market value. To the extent that changes in the Portfolio's market value correlate with the changes in the price of a given security, the sale of futures contracts on that fixed income security would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to the liquidation of fixed income securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of Financial Futures Contracts to maintain the desired percentage of the Portfolio invested in fixed income securities. This would facilitate an orderly sale of individual securities and, as such sales were made, an equivalent amount of Financial Futures Contracts would be terminated.

     A Portfolio will incur brokerage fees when it purchases or sells Financial Futures Contracts, and it will be required to maintain margin deposits. In addition, Financial Futures Contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in interest rates is incorrect, the overall performance may be poorer than if such contracts had not been used. One risk in employing Financial Futures Contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends may still not result in a successful transaction. Also, under certain conditions it may not be possible for the Portfolio to make closing purchase or sale transactions in Financial Futures Contracts due to the potential absence of a secondary market.

     Positions in Financial Futures Contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of price movements causing adverse changes in the value of the futures position, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the fixed income securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the fixed income securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     Successful use of Financial Futures Contracts by a Portfolio is also subject to the ability to correctly predict movement in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market value of its fixed income securities and fixed income security prices increased instead, the Portfolio will lose part or all of the benefit of the increased value of its fixed income securities which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell fixed income securities to meet the daily variation margin requirements. Such sales of fixed income securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     A Portfolio will limit use of futures contracts so that the value of all futures contracts will not exceed 30% of its total assets. With the assistance of the Custodian, a segregated asset account will be maintained consisting of cash or cash equivalent securities in an amount that will cover obligations with respect to Financial Futures Contracts.

Options on Financial Futures Contracts

     Each Portfolio (other than the Money Market Portfolio) may purchase and write options on Financial Futures Contracts which are traded on an exchange, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. An option on a Financial Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in a Financial Futures Contract (a long position if the option is a call and a short position if the option is put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the Financial Futures Contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the Financial Futures Contract. Writing a call option would provide a partial hedge against declines in the value of the fixed income securities the Portfolio owns (but would also limit potential capital appreciation in the fixed income securities.) In addition, writing an option would provide a Portfolio with income in the form of the option premium.

     The purchase of protective put options on a Financial Futures Contract is analogous to the purchase of protective puts on individual fixed income securities, where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio. Put options on Financial Futures Contracts may also be purchased to hedge a portfolio of fixed income securities.

     The purchase of a call option on a Financial Futures Contract represents a means of obtaining temporary exposure to anticipated increases in the price of fixed income securities (for example due to decreases in interest rates) at limited risk. It is analogous to the purchase of a call option on an individual fixed income security which can be used as a substitute for a position in the security itself. Depending on the pricing of the option compared to either the price of the future upon which it is based, or the price of the underlying fixed income security itself, it may be less risky than the ownership of the Financial Futures Contract or the underlying security. Like the purchase of a Financial Futures Contract, the Portfolio would purchase a call option on a Financial Futures Contract to hedge against an increase in the price of fixed income securities (for example, due to a decline in interest rates) when the Portfolio is not fully invested.

     As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on Financial Futures Contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio would continue to be required to make daily cash payments of variation margin.

     The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on Financial Futures Contracts on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on Financial Futures Contract transactions are not greater than the risks in connection with Financial Futures Contract transactions. Compared to the use of Financial Futures Contracts, the purchase of options on Financial Futures Contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a Financial Futures Contract would result in a loss to the Portfolio when the use of a Financial Futures Contract would not, such as when there is no movement in the level of interest rates.

Index Warrants

     A Portfolio may purchase put warrants and call warrants whose values vary depending on the change in the value of one of more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon the exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Portfolio were not to exercise an index warrant prior to its expiration, then the Portfolio would lose the purchase price paid for the warrant.

     A Portfolio will normally use index warrants in a manner similar to its use of options on securities indices. The risk of a Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Portfolio will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. To the extent such an investment is deemed to be illiquid by the Sub-Adviser, it will be subject to the Portfolio's 10% limitation on illiquid investments. In addition, the terms of index warrants may limit a Portfolio's ability to exercise the warrants at such time, or in such quantities, as a Portfolio would otherwise wish to do.

Stock Index Futures and Options Thereon

     Each Portfolio (other than the Money Market Portfolio) may purchase and sell stock index futures contracts and options thereon as a hedge against changes in market conditions in accordance with the strategies more specifically described below. Each of these Portfolios presently intends to limit use of futures contracts so that the aggregate market value of all futures contracts does not exceed 30% of the Portfolio's total assets.

Stock Index Futures Characteristics and Risks

     A Portfolio may purchase stock index futures contracts in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may then be purchased in a orderly fashion. As such purchases are made, an equivalent amount of stock index futures contracts would be terminated by offsetting sales. Similarly stock index futures contracts may be purchased to maintain the desired percentage of the Portfolios invested in stocks in the event of a large cash flow into the Portfolio. As cash flow is invested in individual stocks an equivalent amount of stock index futures contracts would be sold.

     A Portfolio may sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the aggregate market value of the securities held in the Portfolio. To the extent that changes in the Portfolio's market value correlate with changes in a given stock index, the sale of futures contracts on that index would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with resultant transaction costs. In the event of large cash redemptions, the Portfolio may sell an equivalent amount of stock index futures contracts to maintain the desired percentage of the Portfolio invested in stocks. This would facilitate an orderly sale of individual stocks and, as such sales were made, an equivalent amount of stock index futures contracts would be terminated.

     A Portfolio will incur brokerage fees when it purchases or sells stock index futures contracts, and it will be required to maintain margin deposits. In addition, stock index futures contracts entail risks. Although the Trustees believe that use of such contracts will benefit the Portfolios, if investment judgment about the general direction in equity prices is incorrect, the overall performance may be poorer than if such contracts had not been used.


  Currently, stock index futures contracts can be purchased or sold with respect to several indices, including the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

     Unlike the sale or purchase of a security by a Portfolio, no price is paid or received by the Portfolio upon the purchase or sale of a stock index futures contract. Initially, the Portfolio will be required to deposit with the Trust's Custodian an amount of cash or U.S. Treasury bills equal to a percentage of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to market. For example, when the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to the increase in value of the position. Conversely, where the Portfolio has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio position in the futures contract.

     There are several risks in connection with the use of stock index futures in a Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index future and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in a unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the losses on the futures position. If the price of the futures contract moves more than the price of the securities being hedged, the Portfolio will experience either a loss or a gain on the futures position which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contract. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract.

     Where futures are purchased to hedge against a possible increase in the price of stock before the Portfolio is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures contract and the portion of the Portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit and maintenance requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index futures, a correct forecast of general market trends may still not result in a successful hedging transaction over a very short time frame.

     Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     The Portfolios intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity and the correlation of the index to the particular securities being hedged.

     Successful use of stock index futures by a Portfolio is also subject to the ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting stocks held in its Portfolio and stock prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet the daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Options on Stock Index Futures and Risks

     In connection with the Portfolios' hedging strategies, each Portfolio (other than the Money Market Portfolio) may purchase and write options on stock index futures which are traded on a U.S. exchange or board of trade, in order to hedge against adverse price movements, and enter into closing transactions with respect to such options to terminate an existing position. Options on stock index futures are similar to options on stocks except that an option on a stock index future gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and short position if the option is put), rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. The purchase of protective put options on a stock index futures contract is analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss wold be incurred by the Portfolio. Put options on stock index futures may also be purchased to hedge a Portfolio of stocks. Writing a call option on stock index futures would provide a partial hedge against declines in the value of the securities the Portfolio owns (but would also limit potential capital appreciation in the securities). In addition, writing an option would provide a Portfolio with income in the form of the option premium.

     The purchase of a call option on a stock index future represents a means of obtaining temporary exposure to anticipated market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying stock index itself, it may be less risky than the ownership of the stock index futures or the underlying stocks.
Like the purchase of a stock index future, the Portfolio would purchase a call option on a stock index future to hedge against a market advance when the Portfolio is not fully invested.

     Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future.

     As with options on securities, the holder of an option may terminate his position by selling an identical option. There is, however, no guarantee that such closing transactions can be effected. Positions in options on stock index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such options. Although each Portfolio intends to purchase or sell options only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a liquid secondary market will exist for any particular option or at any particular time. In such event, it may not be possible to close out an option position, and, if the Portfolio was the writer of the option, in the event of price movements causing adverse changes in the value of the option position, the Portfolio would continue to be required to make daily cash payments of variation margin.

     The ability to establish and close out positions on such options will be subject to the availability of a liquid secondary market. A Portfolio will not purchase options on stock index futures on any exchange unless and until, in the opinion of WMC, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with stock index futures transactions. Compared to the use of stock index futures, the purchase of options on stock index futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transactions costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss to the Portfolio when the use of a stock index future would not, such as when there is no movement in the level of the index.

Limitations on Stock Index Futures and Related Options Transactions

     Each Portfolio authorized to invest in these instruments will not engage in transactions in stock index futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio. Each Portfolio authorized to invest in these instruments presently intends to limit its transactions so that the aggregate market value of all futures contracts does not exceed 30% of the Portfolio's total assets. In instances involving the purchase of stock index futures contracts by those Portfolios, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Portfolio's Custodian or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. (See "Stock Index Futures and Options Thereon" for the Portfolios authorized to purchase and sell stock index futures contracts and options.)

Foreign Currency Exchange Transactions

     Since investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and since assets of certain Portfolios may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Portfolio values its assets daily in terms of U.S. dollars, it does conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). It will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolios do not intend to speculate in foreign currency exchange rates or forward contracts, but they are permitted to make prudent investments.

     A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

     The Portfolios may enter into forward contracts only under two circumstances. First, when a Portfolio enters into a contract for the purchase or a sale of security denominated in a foreign currency, it may purchase or sell, for a fixed amount of U.S. dollars, the amount of foreign currency involved in the underlying security transaction. The Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term hedging strategy is highly uncertain. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the longer term investment decisions made with regard to overall diversification strategies. However, it is important to have the flexibility to enter into such forward contracts when the best interests of the Portfolio will be served. The Custodian will maintain, in a segregated account, an amount of cash, U.S. government securities or other liquid high-grade debt securities equal to the Portfolio's commitments under forward contracts. If the value of the securities declines, additional cash or securities will be segregated on a daily basis so that the value will equal the amount of the Portfolio's commitments with respect to such contracts.

     The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Portfolios are not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. It also should be realized that this method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and other forms of depositary receipts for securities of foreign issuers provide an alternative method for the Portfolios to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and GDRs, in bearer form, are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are Global receipts evidencing a similar arrangement.

Loans of Portfolio Securities



     Consistent with applicable regulatory requirements, the Growth and Income Portfolio may lend portfolio securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. In lending its portfolio securities, the Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that the Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. A loan may be terminated by the borrower on one business day's notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Sub-Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. The Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.



     Since voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan.


Interest-Rate Swap Transactions

     The Growth and Income Portfolio, Fixed Income Portfolio,
Foreign Securities Portfolio, High Yield Portfolio, Natural
Resources Portfolio, Multi-Asset Portfolio and Strategic
Multi-Asset Portfolio may each enter into interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed-rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as a hedge and not as a speculative investment. The risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the portfolio is contractually obligated to make and will not exceed 5% of a Portfolio's net assets. The use of interest rate swaps may involve investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared to what it would have been if the investment technique was never used.

Description of Commercial Paper Ratings


     The following descriptions of commercial paper ratings have been published by Standard and Poor's and Moody's, respectively.



     Commercial paper rated A by Standard and Poor's is regarded by Standard and Poor's as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2, and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "strong" degree of safety regarding timely payment but not as high as A-1.

     Moody's employs designations to indicate the relative repayment capacity of rated issuers as follows:

          Prime-1             Highest Quality
          Prime-2             Higher Quality

Discount Bonds, Convertible Bonds and Preferred Stocks

     Discount bonds are bonds issued below par, or trading below par, where the yield to maturity is greater than the current yield. Zero coupon bonds are bonds which pay no current coupon, but where income is accrued during the passage of time and the bond, as a result of this accrued interest, should increase in value from purchase price to maturity value. The sale of a zero coupon bond on an interim basis, between purchase and maturity, may result in a cash gain or loss depending on market conditions; and payment of any cash return depends on the issuer's ability to meet maturity requirements on maturity date.

     Convertible bonds and preferred stocks are fixed-income instruments which provide for the regular payment of a coupon or dividend, but which also allow the holder to convert the holding into shares of the underlying common stock. Thus the valuation of prospective return of these instruments is some combination of the current yield resulting from coupon or dividend payment, and capital appreciation (or depreciation) resulting from movement of the underlying common stock and market evaluation of conversion features. Certain issuers issue bonds or preferred stocks with warrants, enabling the holder to purchase the issuer's common stock or other securities. These "synthetic convertibles" will be used when the Sub-Adviser finds the combination of current return and capital appreciation potential relatively attractive. Warrants and common stocks are intended for purchase only where fixed-income securities of the issuer are also owned or expected to be purchased by the Portfolio.

Certain Risk Factors Relating to High-Yield (High-Risk) Bonds

     The descriptions below are intended to supplement the material in the Prospectus under "Investment Objectives and Policies."

     Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

     In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

     Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

     Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Further Information about the Target '98 Portfolio

     As stated in the Prospectus, the objective of the Target '98 Portfolio is to achieve a predictable compounded investment return for a specified period of time, consistent with the preservation of capital. This discussion provides a more detailed explanation of the investment policies that will be employed to manage this Portfolio.

     If the Target '98 Portfolio held only stripped securities that were obligations of the United States Government, maturing on the Maturity Date, the compounded investment return of the Portfolio from the date of initial investment until the Maturity Date could be calculated arithmetically with a relatively high degree of accuracy. However, by (i) including stripped corporate obligations and current interest bearing debt obligations; (ii) permitting investment in highly liquid short-term debt obligations; and (iii) actively managing the Portfolio, the accuracy of the predicted investment return is reduced somewhat. The reduction in accuracy is mitigated by: targeting the maturity dates of the Portfolio's investments to its Maturity Date; purchasing call-protected securities; and performing fundamental credit analysis to reduce credit risk.

     The receipt of the current income introduces reinvestment risk. Reinvestment risk is the risk that the payments received will not be reinvested at interest rates that are as high or higher than needed to achieve the predicted compounded investment return. Because the Portfolio employs a policy of utilizing current income to meet its expenses, reinvestment risk is reduced. If the Portfolio were comprised only of zero coupon securities, principal would have to be liquidated to meet expenses, thereby compromising the objective of providing a predictable compounded investment return.


     The Sub-Adviser's goal in selecting current interest bearing debt obligations for the Portfolio is to seek to maximize call protection and to minimize the risk that the issuers of portfolio securities will default on their obligation to pay or that the securities rating will be downgraded by Moody's or Standard and Poor's. Accordingly, the Sub-Adviser intends to select investment-grade debt obligations with call protection. The Portfolio is limited to investments in obligations within the four highest categories assigned by Moody's or by Standard and Poor's.
Nevertheless, credit risks cannot be completely eliminated. If an issuer defaults on its obligation to pay principal or interest, the Portfolio's value may be adversely affected.


     As stated in the Prospectus, the Portfolio is authorized to invest in dollar denominated obligations of foreign issuers or obligations or domestic issuers that trade in foreign markets. The risks of investing outside of the United States are highlighted in the Prospectus and explained herein under the following sections:
Foreign Money Market Instruments, Foreign Securities and Foreign Currency Exchange Transactions.

                            INVESTMENT RESTRICTIONS


     The Trust has adopted the following restrictions relating to the investment of assets of the Money Market, Fixed Income, Government and Quality Bond, High Yield, Target '98, Growth and Income, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Portfolio affected (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. Except as otherwise indicated, none of the twelve Portfolios may:


     1. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or more than 25% of its total assets (taken at current value) would then be invested in a single industry with the exception of the Money Market Portfolio which intends to concentrate its investments in the banking industry, and the Natural Resources Portfolio which intends to concentrate its investments in the securities of companies in gold-related industries.

     2. Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     3. Make short sales of securities or maintain a short position.

     4. Purchase any security if, as a result, the Portfolio would then hold more than 10% of the outstanding voting securities of an issuer.

     5. Purchase any security, if as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) that are less than three years old.

     6. Purchase or retain securities of any company if, to the knowledge of the Trust, Officers and Trustees of the Trust and officers and directors of WMC or SAAMCo who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such securities.

     7. Buy or sell commodities or commodity contracts (except financial futures as described herein) or, with the exception of the Natural Resources Portfolio, real estate or interests in real estate, although a Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

     8. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under certain Federal securities laws.

     9. Make investments for the purpose of exercising control or management.

     10. Purchase any security restricted as to disposition under Federal securities laws, if as a result, a Portfolio would have more than 10% of its total assets (taken at current value) invested in securities for which market quotations are not readily available and in repurchase agreements with a maturity of longer than seven days.

     11. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, with the exception of the Natural Resources Portfolio.

     12. With the exception of the Natural Resources Portfolio, invest in interests in oil, gas or other mineral exploration or development programs, although to the extent consistent with its investment objectives and policies, a Portfolio may invest in the publicly traded securities of companies which invest in or sponsor such programs.

     13. Make loans, except through (a) the purchase of bonds, debt obligations such as GNMA securities, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions (subject to the limitation in paragraph 11 above); and (b) repurchase agreements (subject to the limitation in paragraph 11 above). The purchase of a portion of an issue of securities described under (a) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making a loan.

     14. Borrow money or pledge Portfolio assets except for temporary or emergency purposes and then only in an amount not in excess of 10% of the value of its assets in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the value of the assets, except with respect to the Foreign Securities Portfolio or Natural Resources Portfolio which may borrow money or pledge its assets in an amount not in excess of 20% of the value of its assets. No more than 5% of the assets of each Portfolio may be borrowed from non-banks. (Neither the deposit in escrow of underlying securities in connection with the writing of call options, nor the deposit of U.S. Treasury bills in escrow in connection with the writing of put options, nor the deposit of cash and cash equivalents in a segregated account with the Trust's Custodian or in a margin account with a broker in connection with futures, or related options transactions or in connection with the writing of call and put options in spread transactions, is deemed to be a pledge.)

     15. Write, purchase or sell puts, calls or combinations thereof on stocks, except as described under Investment

          Objectives and Policies with respect to the Growth, Capital Appreciation, Growth and Income, Fixed
          Income, High Yield, Multi-Asset, Strategic Multi-Asset and Natural Resources Portfolios.

                       SUNAMERICA ASSET MANAGEMENT CORP.


     SunAmerica Asset Management Corp. ("SAAMCo"), The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, has been retained pursuant to an Investment Advisory and Management Agreement (the "Advisory Agreement") to supervise the management and investment programs of the Foreign Securities, Capital Appreciation, Growth, Natural Resources, Growth and Income, High Yield, Target '98, Fixed Income, Government and Quality Bond, Strategic Multi-Asset, Multi-Asset, and Money Market Portfolios of the Trust.



     The Advisory Agreement continues in effect from year to year, in accordance with its terms, only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust. The Advisory Agreement may be terminated, as to any Portfolio named therein at any time, without the payment of any penalty, by the Trustees or by a vote of a majority of the outstanding shares of the Trust or of any Portfolio of the Trust, on not less than thirty (30) days or more than sixty (60) days' prior written notice to SAAMCo, or by SAAMCo, on ninety (90) days' prior written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment.




     SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds, pension funds, and related assets and programs offered by the affiliated companies of SunAmerica Inc. SAAMCo also provides investment advice to individual companies and clients. As of December 31, 1995, SAAMCo and its affiliates manage, advise and/or administer approximately $7.6 billion of assets. SAAMCo provides investment advisory services, office space, and other facilities for the management of the Trust's affairs, and pays all compensation of officers and Trustees of the Trust who are "interested persons" of SAAMCo. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of disinterested Trustees of the Trust, except those affirmatively undertaken by SAAMCo or WMC.



     The Advisory Agreement provides that SAAMCo shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Advisory Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: the compensation of the Trustees (other than those affiliated with SAAMCo or WMC), the charges and expenses of independent accountants, legal counsel, expenses of registering or qualifying shares for sale, any transfer or dividend disbursing agent, any registrar of the Trust, the Custodian (including fees for safekeeping of securities), costs of calculating net asset value, all costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Trust, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, miscellaneous expenses and all taxes and fees to Federal, state or other governmental agencies.


     Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.


     With respect to the investment advisory fees, SAAMCo has agreed to waive its fees to the extent necessary so that the fees actually collected reflect the fee schedules set forth below at the following annual percentages of each portfolio's average daily net assets (other than the Natural Resources Portfolio, for which no fee waiver is in effect):

                                    Average Daily              Management
Portfolio                           Net Assets                    Fee
Foreign Securities                $0-$100 million                 .900%
                                  > $100 million                  .825%
                                  > $250 million                  .750%
                                  > $500 million                  .700%

Capital Appreciation              $0-$100 million                 .750%
                                  > $100 million                  .675%
                                  > $250 million                  .625%
                                  > $500 million                  .600%

Growth                            $0-$250 million                 .750%
                                  > $250 million                  .675%
                                  > $500 million                  .600%


                                  Average Daily                 Management
Portfolio                           Net Assets                     Fee
Growth and Income                 $0-$100 million                 .700%
                                  > $100 million                  .650%
                                  > $250 million                  .600%
                                  > $500 million                  .575%

Strategic Multi-Asset,
Multi-Asset                       $0-$200 million                1.000%
                                  > $200 million                  .875%
                                  > $500 million                  .800%

High Yield                        $0-$250 million                 .700%
                                  > $250 million                  .575%
                                  > $500 million                  .500%

Target '98                        $0-$100 million                 .625%
                                  > $100 million                  .570%
                                  > $250 million                  .525%
                                  > $500 million                  .500%

Government & Quality Bond,
Fixed Income                      $0-$200 million                 .625%
                                  > $200 million                  .575%
                                  > $500 million                  .500%

Money Market                      $0-$150 million                 .500%
                                  > $150 million                  .475%
                                  > $250 million                  .450%
                                  > $500 million                  .425%


     SAAMCo has agreed that, in the event the expenses of one or more of the Portfolios exceeds applicable state law expense limitations, it will waive its fees under the Advisory Agreement to the extent necessary to reduce the expenses of the affected Portfolio(s) so as not to exceed such limitation(s). No such waiver shall result in the obligation (contingent or otherwise) of the affected Portfolio(s) to repay SAAMCo in any fiscal year any such amounts waived in previous fiscal years. Such agreements with respect to expense limitations do not require SAAMCo to additionally reimburse any Portfolio in the event the waivers are insufficient to reduce such Portfolio's expenses to the applicable limitations. Presently, the most restrictive expense limitation requires that the Trust's aggregate annual expenses shall not normally exceed 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets.




     The following table sets forth the total advisory fees earned by the Adviser from each Portfolio pursuant to the Advisory

Agreement for the fiscal years ended December 31,1995, 1994, and 1993.




                                Advisory Fees

            Fund                          1995         1994         1993
            ----                          ----         ----         ----
Foreign Securities Portfolio           $  525,490   $  683,712   $  416,985
Capital Appreciation Portfolio         $1,992,705   $1,416,274   $  875,342
Growth Portfolio                       $2,044,069   $1,991,742   $2,176,093
Natural Resources Portfolio            $  195,327   $  162,953   $  102,366
Growth and Income Portfolio            $  229,671   $  284,177   $  230,593
Strategic Multi-Asset Portfolio        $  640,025   $  713,262   $  771,597
Multi-Asset Portfolio                  $1,671,735   $1,840,983   $2,104,656
High Yield Portfolio                   $  346,773   $  408,977   $  505,526
Target '98 Portfolio                   $   98,847   $  127,107   $  133,731
Fixed Income Portfolio                 $  174,815   $  213,577   $  265,583
Government and Quality Bond
  Portfolio                            $1,346,394   $1,554,525   $1,426,880
Money Market Portfolio                 $  569,193   $  662,202   $  581,734


Personal Securities Trading

     The Trust and the Adviser have adopted a written Code of Ethics (the "Code of Ethics") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code of Ethics is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. Among the guidelines on personal securities trading include; (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits,
(vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel.


     Finally, the Sub-Adviser has adopted a written Code of Ethics, the provisions of which are materially similar to those in the Adviser's Code of Ethics, and has undertaken to comply with the provisions of the Adviser's Code of Ethics to the extent such provisions are more restrictive. Further, the Sub-Adviser reports to the Adviser, on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser.


                         WELLINGTON MANAGEMENT COMPANY


     Wellington Management Company serves as Sub-Adviser for all of the Portfolios of the Trust, pursuant to the Sub-Advisory Agreement approved by shareholders of each of the Portfolios at a meeting held on February 13, 1990. (See "Wellington Management Company" in the Prospectus for additional information concerning the Sub-Adviser.)



     The following table sets forth the total sub-advisory fees received by WMC, as reported to the Trust by SAAMCO, for each Portfolio pursuant to the Sub-Advisory Agreement for the fiscal years ended
December 31, 1995, 1994, and 1993.



                              Sub-Advisory Fees


            Fund                          1995           1994         1993
            ----                          ----           ----         ----
Foreign Securities Portfolio            $223,066       $271,412     $180,215
Capital Appreciation Portfolio          $736,837       $559,914     $375,432
Growth Portfolio                        $637,763       $622,372     $676,713
Natural Resources Portfolio             $ 91,152       $ 76,045     $ 47,771
Growth and Income Portfolio             $106,633       $131,939     $107,061
Strategic Multi-Asset Portfolio         $178,005       $192,652     $204,319
Multi-Asset Portfolio                   $325,760       $351,373     $392,941
High Yield Portfolio                    $148,328       $168,345     $200,343
Target '98 Portfolio                    $ 35,585       $ 45,759     $ 48,143
Fixed Income Portfolio                  $ 62,934       $ 76,888     $ 95,610
Government and Quality Bond
  Portfolio                             $291,764       $327,961     $305,762
Money Market Portfolio                  $ 85,379       $ 99,364     $ 87,260




                       OFFICERS AND TRUSTEES OF THE TRUST


     The following table lists the Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years. The SunAmerica Mutual Fund Family consists of SunAmerica Equity Funds, SunAmerica Income Funds and SunAmerica Money Market Funds, Inc. (the "SunAmerica Mutual Funds"). An asterisk indicates those Trustees who may be deemed to be "interested persons" of the Trust as that term is defined in the 1940 Act.



                            Position          Principal Occupations
Name, Age and Address       with the Fund     During Past 5 Years
S. James Coppersmith, 63    Trustee           Formerly, President and
7 Elmwood Road                                General Manager, WCVB-TV,a
Marblehead, MA  01945                         division of the Hearst
                                              Corporation from 1982 to
                                              1994 (retired);
                                              Director/Trustee of the
                                              SunAmerica Mutual
                                              Funds.

Samuel M. Eisenstat, 55     Trustee and       Attorney in private
430 East 86 Street          Chairman of       practice; Trustee of RPS
New York, NY  10028         the Board         Realty Trust since
                                              December 1988; Director
                                              of Volt Information
                                              Sciences Funding, Inc., a
                                              subsidiary of Volt
                                              Information Sciences,
                                              Inc. since October 1993;
                                              Director/Trustee and
                                              Chairman of the Boards of
                                              the SunAmerica Mutual
                                              Funds.

Stephen J. Gutman, 52       Trustee           Chairman of the Board,Chief
340 East 79 Street                            Operating and Executive
New York, NY  10021                           Officer of Beau Brummel
                                              Casuals Limited, Inc., a
                                              menswear special retailer
                                              since May 1989;
                                              Director/Trustee of the
                                              SunAmerica Mutual
                                              Funds.

                         Position       Principal Occupations
Name, Age and Address    with the Fund  During Past 5 Years
Peter A. Harbeck*, 42    Trustee and    President, SunAmerica Asset
The SunAmerica Center    President      Management Corp. ("SAAMCo")
733 Third Avenue                        and SunAmerica Capital
New York, NY 10017-3204                 Services, Inc. ("SACS")
                                        since August, 1995;
                                        Director and Chief
                                        Operating Officer of SAAMCo
                                        and President of SunAmerica
                                        Fund Services,Inc.,("SAFS")
                                        since May 1988; President
                                        of SunAmerica Mutual
                                        Funds; Executive Vice
                                        President of SAAMCo, from
                                        May 1988 to August 1995;
                                        Executive Vice President,
                                        SACS, from November 1991 to
                                        August 1995; and Director,
                                        Resources Trust
                                        Company.

Nancy Kelly, 45          Vice           Vice President and Head
The SunAmerica Center    President      Trader, SAAMCo, since April
733 Third Avenue                        1994; formerly, Vice
New York, NY 10017-3204                 President, Whitehorne & Co.
                                        Ltd. (1991-1994); Sales
                                        Trader, Lynch Jones & Ryan
                                        (1992-1994).

Peter C. Sutton, 31      Treasurer      Vice President, SAAMCo,
The SunAmerica Center                   since September 1994;
733 Third Avenue                        Treasurer SunAmerica Mutual
New York, NY 10017-3204                 Funds (since   February
                                        1996); formerly,
                                        Controller, (March 1993 -
                                        February 1996) and
                                        Assistant Controller (1990-
                                        1993), SunAmerica Mutual
                                        Funds.

                         Position       Principal Occupations
Name, Age and Address    with the Fund  During Past 5 Years
Robert M. Zakem, 38      Secretary      Senior Vice President and
The SunAmerica Center                   General Counsel of SAAMCo,
733 Third Avenue                        since April 1993; Executive
New York, NY 10017-3204                 Vice President and
                                        Director, SACS, since
                                        February 1993; and Vice
                                        President of SAFS, since
                                        January   1994; Formerly,
                                        Vice President and
                                        Associate General Counsel,
                                        SAAMCo, from March 1992 to
                                        April 1993; Associate,
                                        Piper & Marbury from 1989
                                        to 1992.




        Each of the non-affiliated Trustees is entitled to compensation from the Trust consisting of an annual fee of $20,000 in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Board of the Trust. These expenses are allocated on the basis of the relative net assets of each Portfolio. Officers are compensated by SAAMCo or its affiliates and receive no compensation from the Trust.



        In addition, each non-affiliated Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SunAmerica
Mutual Funds and the Trust. With respect to the Trust, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust.
The Trust also has a Nominating Committee, comprised solely of non-affiliated Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.



        The Trustees (and Directors) of the SunAmerica Mutual Funds and the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if a non-affiliated Trustee who has at least 10 years of consecutive service as a non-affiliated Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.


        As of January 31, 1996, the Trustees and officers of the Trust owned in the aggregate, less than 1% of the Trust's total outstanding shares.



        The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended December 31, 1995. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.


                               COMPENSATION TABLE


                                            Pension or      Total
                                            Retirement      Compensation
                           Aggregate        Benefits        from Registrant
                           Compensation     Accrued as      and Fund
                           from             Part of Fund    Complex Paid to
Trustee                    Registrant       Expenses*       Trustees*
-------                    ------------     ------------    ---------------
S. James Coppersmith        $22,235         $32,550         $65,000
Samuel M. Eisenstat         $24,235         $12,940         $65,000
Stephen J. Gutman           $22,235         $13,955         $65,000

 * Information is as of December 31, 1995 for the four investment companies in the complex which pay fees to these directors/trustees. The complex consists of the SunAmerica Mutual Funds and Anchor Series Trust.


                                   CUSTODIAN

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts is the Custodian of the Trust. As Custodian, State Street holds all securities and cash owned by the Trust, and receives for the Trust all payments of income, payments of principal or capital distribution received by it with respect to securities owned by the Trust and receives the payment for the shares issued by the Trust. The Custodian releases and delivers securities and cash upon proper instructions from the Trust.


                INDEPENDENT ACCOUNTANTS


     Price Waterhouse LLP, 1177 Avenue of the Americas, New York,
New York, serves as independent accountants to the Trust and, in that capacity, audits the annual financial statements of the Trust.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     All purchase and sale orders of securities for the Portfolios are placed on behalf of the Trust by the Sub-Adviser. If the securities in which a particular Portfolio invests are traded primarily in the over-the-counter market, then the Portfolio may deal directly with the broker-dealers who make a market in the securities involved unless better prices and execution are available elsewhere. These brokers may also furnish brokerage and research services, including advice as to the advisability of investing in securities, securities analysis and reports.

     Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Sub-Adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.


        The Trust reserves the right to effect portfolio transactions through broker-dealers affiliated with the Adviser, acting as agent and not as principal, provided that any commissions, fees or other remuneration received by affiliated brokers are within the limitations set forth in the 1940 Act and are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. The Adviser, subject to applicable laws and regulations, may also consider the willingness of particular brokers to sell the Variable Contracts as a factor in the selection of brokers for its portfolio transactions.


     Brokers may be selected to provide brokerage or research services to the Trust or other accounts over which WMC or SAAMCo exercises investment discretion. Such service may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

     The receipt of research from brokers may be useful in rendering investment management services to the Trust and other clients of WMC and SAAMCo; conversely, such information provided by brokers who have executed transaction orders on behalf of other clients may be useful in carrying out obligations to the Trust.
The receipt of such research will not be substituted for independent research and the expenses of WMC or SAAMCo will not necessarily be reduced as a result of the receipt of such supplemental information. The Sub-Adviser may effect individual securities transactions at commission rates in excess of the minimum commission rates available, if WMC determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker or dealer, viewed in terms of either that particular transaction or WMC's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Some securities considered for investment by the Trust may also be appropriate for other clients served by the Sub-Adviser. There may be occasions when the Trust and one or more of the other clients advised by WMC will find themselves contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with an allocation policy, which has been reviewed by the Board of Trustees and considered to be equitable to the portfolios involved. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. However, it is the judgment of the Board of Trustees of the Trust that the desirability of its advisory arrangement with SAAMCo and the sub-advisory arrangement with WMC outweighs any disadvantages that may result from such contemporaneous transactions.

     The Board of Trustees periodically reviews performance of responsibilities in connection with the placement of portfolio transactions on behalf of the Trust and reviews the prices and commissions, if any, paid by the Trust to determine if they are reasonable in relation to the benefits to the Trust.



     The following tables set forth the aggregate brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to Royal Alliance Associates, Inc.("Royal Alliance"), an affiliated broker-dealer, for the fiscal years ended December 31, 1995, 1994, and 1993.

                          1995 Brokerage Commissions

                                                               Percentage of
                              Aggregate      Amount            Commissions
                              Brokerage      Paid to Royal     Paid to Royal
Portfolio                     Commissions    Alliance          Alliance
---------                     -----------    -------------     -------------
Growth Portfolio               $690,845        $49,609            7.2%
Strategic Multi-Asset
 Portfolio                      $85,024         $3,341            3.9%
Multi-Asset Portfolio           $55,803         $6,145           11.0%
Capital Appreciation
 Portfolio                     $378,644        $35,445            9.4%
Natural Resources Portfolio     $39,262        $21,897           55.8%




                          1994 Brokerage Commissions

                                                               Percentage of
                              Aggregate      Amount            Commissions
                              Brokerage      Paid to Royal     Paid to Royal
Portfolio                     Commissions    Alliance          Alliance
---------                     -----------    -------------     -------------
Growth Portfolio                $494,221        $63,701           12.9%
Strategic Multi-Asset
 Portfolio                      $141,655         $5,650            4.0%
Multi-Asset Portfolio           $125,278        $20,574           16.4%
Capital Appreciation
 Portfolio                      $342,247        $34,099           10.0%
Foreign Securities Portfolio    $367,927           $600            .16%
Natural Resources Portfolio      $29,961         $8,412           28.1%




                          1993 Brokerage Commissions

                                                               Percentage of
                              Aggregate      Amount            Commissions
                              Brokerage      Paid to Royal     Paid to Royal
Portfolio                     Commissions    Alliance          Alliance
---------                     -----------    -------------     -------------
Growth Portfolio               $376,002         $47,357            12.6%
Strategic Multi-Asset
 Portfolio                     $135,024          $2,360            1.75%
Multi-Asset Portfolio          $129,078         $34,270            26.5%
Capital Appreciation
 Portfolio                     $289,279         $59,975            20.7%
Natural Resources Portfolio     $28,726          $1,800             6.3%

                               PORTFOLIO TURNOVER

     Although the Portfolios, except for the Money Market Portfolio, do not invest for short-term trading purposes, Portfolio securities may be sold from time to time without regard to the length of time they have been held. A Portfolio's turnover rate is the percentage computed by dividing the lesser of Portfolio purchases or sales (excluding all securities whose maturities at acquisition were one year or less) by the average value of the Portfolio (excluding all securities whose maturities at acquisition were one year or less). To the extent a Portfolio has a higher portfolio turnover rate (e.g., over 100%), brokerage commissions and other transaction costs, which are borne directly by the Portfolio, will be correspondingly higher. See the Financial Highlights table in the Prospectus for Portfolio Turnover
Rates.



                                NET ASSET VALUE

     The net asset value of the shares of each Portfolio will be computed once daily at the close of regular trading of the New York Stock Exchange (which is currently 4:00 p.m., New York time), on days the New York Stock Exchange is open for trading which are Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Portfolios will not calculate such price on each other day in which no orders to purchase, sell or redeem shares have been received or days on which changes in the value of the Trust's portfolio securities do not materially affect the net asset value.

     The net asset value of a share of each Portfolio is calculated by adding the value of all securities and other assets, deducting its accrued liabilities, and dividing the remainder by the number of shares outstanding. Except with respect to securities held by the Money Market Portfolio, securities of each Portfolio are valued as follows: Equity securities which are traded on domestic stock exchanges, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the closing bid price or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities, which are traded both in the over-the-counter market and on a stock exchange, are valued according to the broadest and most representative market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Securities not priced in this manner are valued at the most recent quoted bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Short-term securities, other than GNMA securities, with maturities of sixty
(60) days or less will be valued at amortized cost.

Foreign Securities Portfolio

     The Portfolio's securities are valued by appraising securities at the last sale price, or, if no sale, at the closing bid price, if traded on an exchange, and if not so traded, on the basis of closing over-the-counter bid prices, if available. Dividend income from portfolio securities is recorded on the ex-dividend date, except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the dividend after the ex-dividend date.

     Valuations of foreign securities are furnished by a quotation service and are already translated into U.S. dollars. The methods used by the quotation service and the quality of valuations so established are reviewed by officers of the Trust under the general supervision of the Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations that mature in 60-days or less are valued at amortized cost, provided that such value constitutes fair value as determined in good faith by the Board of Trustees.

     Generally, all trading in foreign securities, as well as corporate bonds, U.S. Government securities, money market instruments, and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock exchange. The values of any such securities held by the Portfolio are determined as of such times for the purpose of computing the net asset value. The procedures set forth above need not be used to determine the value of debt securities owned by the Trust if, in the opinion of the Board of Trustees, some other method (e.g., based on closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such debt securities. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. If an extraordinary event occurs, which is expected to materially affect the value of a security, then the security will be valued at fair value as determined in good faith under the direction of the Trustees.

Money Market Portfolio

     Securities of the Money Market Portfolio are valued by the amortized cost method under Rule 2a-7 of the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Portfolio would receive if it sold the securities.

     The use of this valuation method is continuously reviewed and the Board of Trustees will make such changes as may be necessary to assure that the assets of the Portfolio are valued fairly as determined by the Trustees in good faith, as a particular responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Portfolio limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by at least one major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Portfolio to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 calendar days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

     It is the normal practice of the Portfolio to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Portfolio will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be higher than if the valuation was based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Portfolio as computed by dividing the annualized daily income of the Portfolio by the net asset value will tend to be lower than if the valuation was based upon market prices and estimates.

                DIVIDENDS, DISTRIBUTIONS AND TAXES



        Each Portfolio is qualified and intends to remain qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain foreign currencies (or options, futures or forward contracts thereon) held less than 3 months (foreign currency gains, including those derived from options, futures and forward contracts, will not, in any event, be characterized as short-short gains if they are directly related to the registered investment company's investment in stocks, options or futures thereon); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's net assets and to not more than 10% of the voting securities of any one issuer (other than government securities).



        Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of that Portfolio's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

     It is the Trust's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than the Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio (including fees payable to SAAMCo). Net investment income of the Money Market Portfolio consists of (i) interest accrued or discount earned; (ii) plus or minus all realized gains and losses on the Portfolio securities; (iii) less the estimated expenses of the Portfolio applicable to that dividend period.

     Dividends on the Money Market Portfolio will be declared daily and reinvested monthly in additional full and fractional shares of the respective Portfolio. Dividends from the Growth, Fixed Income, Capital Appreciation, Foreign Securities, Growth and Income, Multi-Asset, Strategic Multi-Asset, Government and Quality Bond, High Yield, Natural Resources and Target '98 Portfolios will be declared and reinvested at least annually in additional full and fractional shares of the respective Portfolios.

     All net realized capital gains of each Portfolio of the Trust, if any, are declared and distributed annually to the shareholders of the Portfolio to which such gains are attributable.


        At December 31, 1995, the Portfolios of the Trust had the following capital loss carryovers and related years of expiration:

Capital Loss Carryover

                                                        Amount and Year of Expiration
                   -------------------------------------------------------------------------------------------------------------
                      TOTAL        1996        1997        1998        1999         2000         2001       2002         2003
                   -----------   --------    --------    --------     -------     --------    ----------  ---------   ----------
Fixed Income
Portfolio           $2,616,922   $626,361    $391,804    $558,735     $0          $0          $0          $0          $1,040,022


Foreign
Securities
Portfolio            2,575,439   0           0           0             0           678,508     1,596,931   0           0


Growth and
Income
Portfolio            1,470,924   0           0           0             0           0           0           0           1,470,924


High Yield
Portfolio           14,696,667   0            5,210,616  4,038,418     2,784,801   0           0           1,020,475   1,597,357


Target  98
Portfolio              254,450   0           0           0             0           0           0           27,017      227,433



                            GENERAL INFORMATION

  Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notices of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust, and also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                            OWNERSHIP OF SHARES



      As of the date of this Statement of Additional Information, shares of the Trust are offered only to the separate accounts of the Life Companies.
In turn, these separate accounts fund variable annuity contracts and variable life insurance policies issued by those insurance companies.


                           FINANCIAL STATEMENTS


      Set forth following this Statement of Additional Information are the financial statements of the Trust with respect to the fiscal year ended December 31, 1995.

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 96.4%                          AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------

                    BANK NOTES -- 12.8%
                    Bank of New York Co., Inc. 5.52% due 5/22/96........................    $ 3,000,000      $ 2,999,086
                    Chase Manhattan Corp. 5.77% due 4/15/96.............................      3,000,000        3,000,000
                    First Bank of SD, (N.A.) 5.91% due 1/17/96(1).......................      3,000,000        2,999,801
                    First National Bank of Maryland 5.75% due 5/01/96...................      3,000,000        3,000,430
                                                                                                             ------------
                    TOTAL BANK NOTES (cost: $11,999,317)................................                      11,999,317
                                                                                                             ------------
                    CORPORATE SHORT-TERM NOTES -- 69.7%
                    American General Finance Corp. 5.70% due 1/18/96....................      1,600,000        1,595,693
                    American Home Products Corp. 5.66% due 3/07/96......................      3,000,000        2,968,870
                    Asset Securitization Cooperative Corp. 5.70% due 1/23/96............      3,000,000        2,989,550
                    Associates Corp. of North America 5.70% due 1/19/96.................      3,000,000        2,991,450
                    BCI Funding Corp. 5.71% due 2/16/96.................................      3,000,000        2,978,112
                    BHF Finance (DE), Inc. 5.64% due 3/04/96............................      2,000,000        1,980,260
                    Burlington Northern Santa Fe Corp. 5.90% due 2/28/96................      1,000,000          990,494
                    CIT Group Holdings, Inc. 5.70% due 1/24/96..........................      3,000,000        2,989,075
                    Commerzbank U.S. Finance, Inc. 5.70% due 1/12/96....................      1,305,000        1,302,727
                    CoreStates Capital Corp. 5.86% due 1/05/96(1).......................      4,000,000        4,000,000
                    ESC Securitization, Inc. 5.68% due 2/22/96..........................      3,000,000        2,975,387
                    Ford Motor Credit Co. 5.68% due 1/25/96.............................      3,000,000        2,988,640
                    General Electric Capital Corp. 5.60% due 4/03/96....................      3,000,000        2,956,600
                    General Motors Acceptance Corp. 5.78% due 2/12/96...................      3,000,000        2,979,770
                    Hitachi America Ltd. 5.72% due 1/12/96..............................      1,260,000        1,257,798
                    Household International, Inc. 5.65% due 3/08/96.....................      3,000,000        2,968,454
                    Kredietbank N.A. Finance Corp. 5.70% due 3/01/96....................      3,000,000        2,971,500
                    McKenna Triangle National Corp. 5.74% due 1/11/96...................      3,000,000        2,995,217
                    PNC Funding Corp. 5.75% due 2/05/96.................................      2,885,000        2,868,872
                    Preferred Receivables Funding Corp. 5.87% due 1/18/96...............        985,000          982,269
                    Riverwoods Funding Corp. 5.68% due 2/15/96..........................      3,000,000        2,978,700
                    Sears Roebuck Acceptance Corp. 5.70% due 2/22/96....................      3,000,000        2,975,300
                    Toshiba America, Inc. 5.65% due 1/12/96.............................      3,000,000        2,994,821
                    Transamerica Finance Corp. 5.71% due 1/11/96........................      2,670,000        2,665,765
                    Westpac Banking Corp. 5.53% due 4/30/96.............................      3,000,000        2,944,700
                                                                                                             ------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost: $65,290,024)................                      65,290,024
                                                                                                             ------------
                    FEDERAL AGENCY OBLIGATIONS -- 10.7%
                    Student Loan Marketing Association 5.24% due 1/02/96(1)
                      (cost: $10,000,000)...............................................     10,000,000       10,000,000
                                                                                                             ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                     SHORT-TERM SECURITIES (continued)                         AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------
                    MISCELLANEOUS -- 3.2%
                    SMM Trust 5.99% due 1/03/96 (cost: $3,000,000)*(1)..................    $ 3,000,000      $ 3,000,000
                                                                                                             -----------
                    TOTAL SHORT-TERM SECURITIES (cost: $90,289,341).....................                      90,289,341
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost: $90,289,341)                                           96.4%                     90,289,341
                    Other assets less liabilities --                                 3.6                       3,402,342
                                                                                   -----                     -----------
                    NET ASSETS --                                                  100.0%                    $93,691,683
                                                                                   =====                     ===========

              -----------------------------

              *   Resale restricted to qualified institutional buyers
              (1) Variable rate security - the rate reflected is as of December
                  31, 1995; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 89.5%                              AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------

                    AUTOMOTIVE -- 2.1%
                    Daimler-Benz Vehicle Trust 5.95% 2000...............................    $ 2,203,228      $  2,206,068
                    Premier Auto Trust 4.65% 1999.......................................      2,584,781         2,554,537
                                                                                                             -------------
                                                                                                                4,760,605
                                                                                                             -------------
                    FINANCE -- 11.6%
                    Beneficial Corp. 5.20% 1999(1)......................................      5,000,000         4,929,700
                    Ford Motor Credit 5.37% 1999(1).....................................      5,000,000         4,969,995
                    General Reinsurance Corp. 9.00% 2009................................      5,000,000         6,186,250
                    Morgan (J.P.) & Co., Inc. 6.25% 2005................................      5,000,000         4,990,850
                    Stanford University 6.88% 2024......................................      5,000,000         5,103,500
                                                                                                             -------------
                                                                                                               26,180,295
                                                                                                             -------------
                    RETAIL -- 3.7%
                    McDonald's Corp. 7.05% 2025.........................................      3,300,000         3,380,335
                    Wal-Mart Stores, Inc. 6.75% 2023....................................      5,000,000         5,063,700
                                                                                                             -------------
                                                                                                                8,444,035
                                                                                                             -------------
                    TRANSPORTATION -- 2.7%
                    United Parcel Service of America, Inc. 8.38% 2020...................      5,000,000         6,037,500
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 62.3%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011..................      9,900,005         9,791,698
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................     15,000,000        15,079,650
                    Federal Home Loan Mortgage Corp. 7.29% 2004.........................     20,000,000        20,343,800
                    Federal Home Loan Mortgage Corp. 14.75% 2010........................        195,888           232,249
                    Federal National Mortgage Association 7.50% 2023 - 2025.............      4,814,259         4,933,074
                    Federal National Mortgage Association 8.00% 2023....................     14,116,652        14,619,487
                    Government National Mortgage Association 6.50% 2023 - 2024..........     24,755,913        24,554,647
                    Government National Mortgage Association 7.50% 2022.................      8,921,467         9,198,478
                    Government National Mortgage Association 9.50% 2016 - 2017..........      3,352,675         3,629,001
                    Government National Mortgage Association 10.00% 2013 - 2017.........      3,282,793         3,572,505
                    Government National Mortgage Association 11.50% 2014................         24,321            27,605
                    Government National Mortgage Association 12.00% 1999 - 2016.........        204,685           217,750
                    Government National Mortgage Association 12.75% 2014................         81,050            93,816
                    Government National Mortgage Association 13.25% 1999 - 2014.........         21,697            24,733
                    Government National Mortgage Association 13.50% 2014................         11,874            14,115
                    Government National Mortgage Association 13.75% 2014................          2,640             3,056
                    United States Treasury Bonds 10.38% 2012............................     16,500,000        22,811,250
                    United States Treasury Notes 7.50% 2005.............................     10,000,000        11,334,400
                                                                                                             -------------
                                                                                                              140,481,314
                                                                                                             -------------
                    UTILITIES -- 2.6%
                    Hydro Quebec Electric 8.40% 2022....................................      5,000,000         5,781,050
                                                                                                             -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                             AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------
                    UTILITIES: ELECTRIC, GAS & TELEPHONE -- 4.5%
                    Southern California Edison Co. 9.25% 2020...........................    $ 5,000,000      $  5,205,850
                    US West Communications, Inc. 6.88% 2033.............................      5,000,000         4,905,100
                                                                                                             -------------
                                                                                                               10,110,950
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $194,935,330)....................                      201,795,749
                                                                                                             -------------

                                       REPURCHASE AGREEMENT -- 16.2%
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $36,575,000)...............................................     36,575,000        36,575,000
                                                                                                             ------------
                    TOTAL INVESTMENTS --
                      (cost: $231,510,330)                            105.7%                                  238,370,749
                    Liabilities in excess of other assets --           (5.7)                                  (12,792,021)
                                                                      -----                                  ------------
                    NET ASSETS --                                     100.0%                                 $225,578,728
                                                                      -----                                  ============

              -----------------------------

              (1) Variable rate security - the rate reflected is as of December
                  31, 1995; maturity date reflects next reset date
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 97.7%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES -- 1.5%
                    Discover Card Trust Series A 5.50% 1998.............................    $  416,667      $   415,754
                                                                                                            ------------
                    FINANCE -- 28.1%
                    Abbey National First Capital 8.20% 2004.............................       500,000          567,060
                    Ahmanson (H.F.) & Co. 8.25% 2002....................................       500,000          553,390
                    Bank of New York, Inc. 7.63% 2002...................................       500,000          540,280
                    Beneficial Finance Co. 9.40% 1997...................................       225,000          236,516
                    Chemical Banking Corp. 6.63% 1998...................................       750,000          764,467
                    Citicorp 8.63% 2002.................................................     1,000,000        1,137,960
                    First Bank Systems, Inc. 8.00% 2004.................................       500,000          557,885
                    First National Bank of Boston 8.00% 2004............................     1,000,000        1,108,520
                    First Union Bancorp. 7.50% 2035.....................................       400,000          442,940
                    General Motors Acceptance Corp. 8.50% 2003..........................       500,000          564,670
                    Norwest Corp. Bank 7.65% 2005.......................................       500,000          553,745
                    Sun Canada Financial Co. 7.25% 2015.................................       300,000          302,522
                    Transamerica Financial Group, Inc. 9.25% 1998.......................       500,000          535,255
                                                                                                            ------------
                                                                                                              7,865,210
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 14.3%
                    British Petroleum America Inc. 9.88% 2004...........................       500,000          623,770
                    Cablevision Systems Corp. 9.25% 2005................................        25,000           25,969
                    Coastal Corp. 8.75% 1999............................................       500,000          539,510
                    Columbia University Trustees 8.62% 2001.............................       500,000          561,540
                    Comcast Corp. 9.13% 2006............................................        50,000           52,000
                    Container Corp. 9.75% 2003..........................................        50,000           48,750
                    du Pont E.I. de Nemours & Co. 6.75% 2002............................       493,000          515,249
                    Ford Motor Co. 9.00% 2001...........................................       500,000          565,760
                    Rockwell International Corp. 7.88% 2005.............................       500,000          564,120
                    Time Warner, Inc. 9.13% 2013........................................       450,000          507,127
                                                                                                            ------------
                                                                                                              4,003,795
                                                                                                            ------------
                    RETAIL -- 1.8%
                    Wal-Mart Stores, Inc. 5.88% 2005....................................       500,000          492,675
                                                                                                            ------------
                    TRANSPORTATION -- 2.0%
                    CSX Corp. 9.50% 2000................................................       500,000          569,485
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES -- 40.4%
                    Federal Home Loan Mortgage Corp. 6.50% 2025.........................    $  496,767      $   491,333
                    Federal Home Loan Mortgage Corp. 7.00% 2025.........................       992,383        1,001,374
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................     1,000,000          994,370
                    Federal Home Loan Mortgage Corp. 7.00% TBA..........................       500,000          509,685
                    Federal Home Loan Participation 7.50% 2007..........................       826,333          837,083
                    Federal Home Loan Participation 9.75% 2002..........................       500,053          551,618
                    Federal Home Loan Participation 11.00% 2000.........................        12,962           13,602
                    Government National Mortgage Association 7.50% 2023 - 2025..........       970,371          998,269
                    Government National Mortgage Association 10.00% 2000................        35,278           37,230
                    Government National Mortgage Association 11.25% 1998................         9,010            9,421
                    Government National Mortgage Association 13.25% 1999................         1,948            2,041
                    Government National Mortgage Association 7.50% TBA..................     1,000,000        1,028,750
                    United States Treasury Bonds 7.25% 2016.............................     1,600,000        1,826,992
                    United States Treasury Bonds 10.75% 2003............................       700,000          913,388
                    United States Treasury Bonds 12.00% 2013............................     1,350,000        2,080,053
                                                                                                            ------------
                                                                                                             11,295,209
                                                                                                            ------------
                    UTILITIES -- 9.6%
                    BellSouth Telecommunications 6.25% 2003.............................       500,000          508,065
                    Hydro Quebec 8.05% 2024.............................................       450,000          513,792
                    Niagara Mohawk Power Corp. 5.88% 2002...............................       750,000          727,882
                    Southern California Edison Co. 7.50% 1999...........................       500,000          524,370
                    Tele Communications, Inc. 9.80% 2012................................       350,000          419,710
                                                                                                            ------------
                                                                                                              2,693,819
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $25,724,672).....................                     27,335,947
                                                                                                            ------------

                    REPURCHASE AGREEMENT -- 0.5%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $145,000)..................................................       145,000          145,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost: $25,869,672)                               98.2%                                27,480,947
                    Other assets less liabilities --                     1.8                                    493,855
                                                                       -----                                -----------
                    NET ASSETS --                                      100.0%                               $27,974,802
                                                                       =====                                ===========

              -----------------------------

              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 99.1%                               SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 10.1%
                    Apparel & Textiles -- 0.5%
                    Nine West Group, Inc. ..............................................         40,000      $  1,500,000
                    Retail -- 9.6%
                    Arbor Drugs, Inc. ..................................................         75,000         1,575,000
                    AutoZone, Inc.+.....................................................        100,000         2,887,500
                    Barnes & Noble, Inc.+...............................................         70,000         2,030,000
                    Gymboree Corp.+.....................................................         64,000         1,320,000
                    Home Depot, Inc. ...................................................        120,000         5,745,000
                    May Department Stores Co. ..........................................        140,000         5,915,000
                    MSC Industrial Direct, Inc., Class A................................         25,100           690,250
                    Rite Aid Corp.......................................................        100,000         3,425,000
                    Sports Authority, Inc.+.............................................         90,800         1,850,050
                    Talbots, Inc. ......................................................         57,000         1,638,750
                    Wal-Mart Stores, Inc. ..............................................        110,000         2,461,250
                                                                                                             -------------
                                                                                                               31,037,800
                                                                                                             -------------
                    CONSUMER STAPLES -- 7.5%
                    Food, Beverage & Tobacco -- 3.7%
                    Canandaigua Wine, Inc., Class A+....................................         40,000         1,305,000
                    Mondavi (Robert) Corp., Class A.....................................         24,400           674,050
                    PepsiCo, Inc. ......................................................        110,000         6,146,250
                    Sara Lee Corp. .....................................................        100,600         3,206,625
                    Household Products -- 3.8%
                    Armor All Products Corp. ...........................................         45,000           815,625
                    Bush Boake Allen, Inc.+.............................................         59,000         1,615,125
                    Kimberly-Clark Corp. ...............................................         37,800         3,127,950
                    Procter & Gamble Co. ...............................................         75,000         6,225,000
                                                                                                             -------------
                                                                                                               23,115,625
                                                                                                             -------------
                    ENERGY -- 6.6%
                    Energy Services -- 0.5%
                    Input/Output, Inc.+.................................................         30,000         1,732,500
                    Energy Sources -- 6.1%
                    Amoco Corp. ........................................................        100,000         7,187,500
                    Barrett Resources Corp.+............................................         70,000         2,056,250
                    Burlington Resources, Inc. .........................................         64,000         2,512,000
                    Unocal Corp. .......................................................        185,000         5,388,125
                    Vastar Resources, Inc. .............................................         50,000         1,587,500
                                                                                                             -------------
                                                                                                               20,463,875
                                                                                                             -------------
                    FINANCE -- 13.8%
                    Banks -- 5.1%
                    Associated Banc Corp. ..............................................         30,000         1,228,125
                    Bancorp Hawaii, Inc. ...............................................         40,000         1,435,000
                    First Bank System, Inc. ............................................         70,000         3,473,750
                    First Commercial Corp. .............................................         37,450         1,235,850
                    Morgan (J.P.) & Co., Inc. ..........................................         36,000         2,889,000
                    State Street Boston Corp. ..........................................        123,900         5,575,500

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 5.0%
                    American Express Co. ...............................................         90,000      $  3,723,750
                    Federal National Mortgage Association...............................         75,000         9,309,375
                    Morgan Stanley Group, Inc. .........................................         28,000         2,257,500
                    Insurance -- 3.7%
                    American International Group, Inc. .................................         52,500         4,856,250
                    American Reinsurance Corp. .........................................         30,000         1,226,250
                    Frontier Insurance Group, Inc. .....................................         37,000         1,184,000
                    General Re Corp. ...................................................         26,000         4,030,000
                                                                                                             -------------
                                                                                                               42,424,350
                                                                                                             -------------
                    HEALTHCARE -- 9.2%
                    Drugs -- 5.4%
                    Alza Corp. .........................................................         28,000           693,000
                    Pfizer, Inc. .......................................................         70,000         4,410,000
                    Rhone Poulenc Rorer, Inc. ..........................................        130,000         6,922,500
                    Zeneca Group PLC ADR................................................         80,000         4,670,000
                    Health Services -- 1.2%
                    American Medical Response, Inc.+....................................         45,000         1,462,500
                    Beverly Enterprises, Inc.+..........................................        195,000         2,071,875
                    Medical Products -- 2.6%
                    Abbott Laboratories.................................................        100,000         4,175,000
                    Biomet, Inc.+.......................................................         91,400         1,633,775
                    Datascope Corp. ....................................................         55,000         1,320,000
                    Life Technologies, Inc. ............................................         35,000           953,750
                                                                                                             -------------
                                                                                                               28,312,400
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 8.5%
                    Business Services -- 2.1%
                    Dames & Moore, Inc. ................................................         75,000           909,375
                    G & K Services, Inc., Class A.......................................         65,000         1,657,500
                    Sysco Corp. ........................................................        110,000         3,575,000
                    Tetra Tech, Inc. ...................................................         15,000           341,250
                    Electrical Equipment -- 2.2%
                    Hubbell, Inc. ......................................................         57,000         3,747,750
                    Juno Lighting, Inc. ................................................         80,000         1,280,000
                    Littelfuse, Inc. ...................................................         52,000         1,911,000
                    Machinery -- 3.1%
                    Donaldson Co., Inc. ................................................         73,000         1,834,125
                    MFS Communications, Inc.+...........................................         75,000         3,993,750
                    Minnesota Mining & Manufacturing Co. ...............................         55,000         3,643,750
                    Transportation -- 1.1%
                    Air Express International Corp. ....................................         60,000         1,380,000
                    Airborne Freight Corp. .............................................         45,000         1,198,125
                    Werner Enterprises, Inc. ...........................................         40,000           810,000
                                                                                                             -------------
                                                                                                               26,281,625
                                                                                                             -------------

---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 12.5%
                    Broadcasting & Media -- 7.9%
                    Advo, Inc. .........................................................         53,000      $  1,378,000
                    Comcast Corp., Special Class A......................................        125,000         2,273,438
                    Dun & Bradstreet Corp. .............................................         41,000         2,654,750
                    Gannett Co., Inc. ..................................................         70,000         4,296,250
                    Houghton Mifflin Co. ...............................................         44,000         1,892,000
                    Viacom, Inc., Class B+..............................................        171,537         8,126,565
                    Vodafone Group PLC ADR..............................................        100,000         3,525,000
                    Entertainment Products -- 1.5%
                    Coleman Company, Inc. ..............................................         44,000         1,545,500
                    Harley-Davidson, Inc.+..............................................         56,000         1,610,000
                    Speedway Motorsports, Inc. .........................................         52,000         1,560,000
                    Leisure & Tourism -- 3.1%
                    Landry's Seafood Restaurants, Inc. .................................         55,000           938,437
                    McDonald's Corp. ...................................................        115,000         5,189,375
                    Southwest Airlines Co. .............................................        150,000         3,487,500
                                                                                                             -------------
                                                                                                               38,476,815
                                                                                                             -------------
                    INFORMATION TECHNOLOGY -- 20.1%
                    Communication Equipment -- 3.8%
                    Cisco Systems, Inc.+................................................         80,000         5,970,000
                    General Instrument Corp.+...........................................        140,000         3,272,500
                    Nokia Corp. ADR.....................................................         63,400         2,464,675
                    Computers & Business Equipment -- 5.0%
                    Compaq Computer Corp.+..............................................        130,000         6,240,000
                    Hewlett-Packard Co. ................................................         91,600         7,671,500
                    Sensormatic Electronics Corp. ......................................         80,000         1,390,000
                    Electronics -- 2.0%
                    AMP, Inc. ..........................................................        100,000         3,837,500
                    Dallas Semiconductor Corp. .........................................         69,000         1,431,750
                    Silicon Valley Group, Inc. .........................................         34,000           858,500
                    Software -- 9.3%
                    American Management Systems, Inc. ..................................         63,000         1,890,000
                    Automatic Data Processing, Inc. ....................................         61,000         4,529,250
                    BISYS Group, Inc.+..................................................         60,000         1,845,000
                    BMC Software, Inc.+.................................................        125,000         5,343,750
                    Cognos, Inc. .......................................................         70,000         3,123,750
                    DST Systems, Inc.+..................................................         49,400         1,407,900
                    First Data Corp. ...................................................         35,000         2,340,625
                    Microsoft Corp.+....................................................         40,000         3,510,000
                    Policy Management Systems Corp.+....................................         70,000         3,333,750
                    Systems & Computer Technology Corp.+................................         66,000         1,311,750
                                                                                                             -------------
                                                                                                               61,772,200
                                                                                                             -------------
                    MATERIALS -- 6.3%
                    Chemicals -- 4.8%
                    Air Products & Chemicals, Inc. .....................................         60,000         3,165,000
                    Engelhard Corp. ....................................................        149,925         3,260,869
                    Morton International, Inc. .........................................        110,000         3,946,250
                    Nalco Chemical Co. .................................................         80,000         2,410,000
                    Schulman A., Inc. ..................................................         91,000         2,047,500
                    Paper Products -- 1.5%
                    Bemis Co., Inc. ....................................................         60,000         1,537,500
                    International Paper Co. ............................................         80,000         3,030,000
                                                                                                             -------------
                                                                                                               19,397,119
                                                                                                             -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 0.6%
                    Real Estate Companies -- 0.6%
                    Doubletree Corp.+...................................................         70,000      $  1,837,500
                                                                                                             -------------
                    UTILITIES -- 3.9%
                    Telephone -- 3.9%
                    AT & T Corp. .......................................................         90,000         5,827,500
                    Century Telephone Enterprises, Inc. ................................         46,000         1,460,500
                    MCI Communications Corp. ...........................................        180,000         4,702,500
                                                                                                             -------------
                                                                                                               11,990,500
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $250,040,267)....................                      305,109,809
                                                                                                             -------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 1.1%                           AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $3,325,000)................................................    $ 3,325,000         3,325,000
                                                                                                             -------------
                    TOTAL INVESTMENTS  --
                      (cost: $253,365,267)                                        100.2%                      308,434,809
                    Liabilities in excess of other assets --                       (0.2)                         (577,365)
                                                                                  ------                     -------------
                    NET ASSETS --                                                 100.0%                     $307,857,444
                                                                                  =====                      ==============


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH-YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 91.5%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CABLE -- 5.6%
                    Cablevision Systems Corp. 9.25% 2005................................    $  350,000      $   363,563
                    Comcast Corp. 9.38% 2005............................................       350,000          370,125
                    Continental Cablevision, Inc. 11.00% 2007...........................       500,000          558,750
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1).................       350,000          263,375
                    Tele-Communications, Inc. 9.25% 2023................................       500,000          545,790
                    Videotron Ltd. 10.25% 2002..........................................       500,000          525,000
                                                                                                            ------------
                                                                                                              2,626,603
                                                                                                            ------------
                    CHEMICALS -- 5.4%
                    Agriculture Minerals & Chemicals 10.75% 2003........................       500,000          552,500
                    Arcadian Partners L.P. 10.75% 2005..................................       500,000          552,500
                    General Chemical Corp. 9.25% 2003...................................       250,000          251,250
                    PMI Acquisition Corp. 10.25% 2003...................................       500,000          513,750
                    Rexene Corp. 11.75% 2004............................................       100,000          104,750
                    Sherritt Gordon, Ltd. 10.50% 2014...................................       500,000          540,000
                                                                                                            ------------
                                                                                                              2,514,750
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 9.6%
                    EZ Communications, Inc. 9.75% 2005..................................       500,000          504,375
                    Granite Broadcasting Corp. 10.38% 2005..............................       250,000          256,250
                    Granite Broadcasting Corp. 12.75% 2002..............................       350,000          388,500
                    Heritage Media Services, Inc. 11.00% 2002...........................       375,000          398,437
                    Mobilemedia Corp. 9.38% 2007........................................       350,000          360,500
                    Paging Network, Inc. 10.13% 2007....................................       200,000          216,500
                    SFX Broadcasting, Inc. 11.38% 2000..................................       250,000          262,500
                    Turner Broadcasting Systems, Inc. 8.40% 2024........................       500,000          500,060
                    World Color Press, Inc. 9.13% 2003..................................       750,000          772,500
                    Young Broadcasting, Inc. 11.75% 2004................................       750,000          840,000
                                                                                                            ------------
                                                                                                              4,499,622
                                                                                                            ------------
                    CONSUMER STAPLES -- 4.1%
                    American Safety Razor Co. 9.88% 2005................................       250,000          254,375
                    Gruma SA de CV 9.75% 1998*..........................................       250,000          243,438
                    Jordan Industries, Inc. 10.38% 2003.................................       350,000          311,500
                    Sweetheart Cup, Inc. 10.50% 2003....................................       600,000          604,500
                    Westpoint Stevens, Inc. 8.75% 2001..................................       500,000          500,000
                                                                                                            ------------
                                                                                                              1,913,813
                                                                                                            ------------
                    ENERGY -- 5.7%
                    Energy Ventures, Inc. 10.25% 2004...................................       500,000          527,500
                    Oryx Energy Co. 8.13% 2005..........................................       350,000          358,096
                    Plains Resources, Inc. 12.00% 1999..................................       250,000          259,375
                    Santa Fe Energy Resources, Inc. 11.00% 2004.........................       500,000          547,500
                    Seagull Energy Corp. 8.63% 2005.....................................       500,000          485,000
                    YPF Sociedad Anonima 8.00% 2004.....................................       500,000          470,000
                                                                                                            ------------
                                                                                                              2,647,471
                                                                                                            ------------
                    FINANCE -- 2.5%
                    Anchor Bancorp, Inc. 8.94% 2003.....................................       250,000          258,750
                    Dime Bancorp, Inc. 10.50% 2005......................................       500,000          550,000
                    Imperial Credit Industries, Inc. 9.75% 2004.........................       400,000          368,000
                                                                                                            ------------
                                                                                                              1,176,750
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FOOD & LODGING -- 2.7%
                    Hammons (John Q.) Hotels L.P. 8.88% 2004............................    $  250,000      $   247,500
                    La Quinta Inns, Inc. 9.25% 2003.....................................       500,000          530,000
                    Red Roof Inns, Inc. 9.63% 2003......................................       150,000          147,000
                    Specialty Equipment Cos., Inc. 11.38% 2003..........................       350,000          355,250
                                                                                                            ------------
                                                                                                              1,279,750
                                                                                                            ------------
                    GAMING -- 0.5%
                    GB Property Funding Corp. 10.88% 2004...............................       250,000          219,375
                                                                                                            ------------
                    GROCERY -- 1.4%
                    Big V Supermarkets, Inc. 11.00% 2004................................       500,000          405,000
                    Dominicks Finer Foods, Inc. 10.88% 2005.............................       225,000          239,063
                                                                                                            ------------
                                                                                                                644,063
                                                                                                            ------------
                    HEALTHCARE -- 2.9%
                    OrNda Healthcorp 11.38% 2004........................................       500,000          562,500
                    Quorum Health Group, Inc. 8.75% 2005................................       175,000          180,906
                    Tenet Healthcare Corp. 9.63% 2002...................................       325,000          357,500
                    Tenet Healthcare Corp. 10.13% 2005..................................       225,000          250,313
                                                                                                            ------------
                                                                                                              1,351,219
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 21.6%
                    American Standard, Inc. zero coupon 2005(1).........................       750,000          643,125
                    Bell & Howell Co. zero coupon 2005(1)...............................     1,000,000          630,000
                    Bell & Howell Co. 9.25% 2000........................................       250,000          256,875
                    Calmar, Inc. 11.50% 2005............................................       400,000          406,000
                    Coltec Industries, Inc. 9.75% 2000..................................       375,000          386,250
                    Day International Group, Inc. 11.13% 2005...........................       250,000          251,250
                    Digital Equipment Corp. 7.75% 2023..................................       500,000          497,225
                    Dominion Textile USA, Inc. 8.88% 2003...............................       150,000          145,500
                    EnviroSource, Inc. 9.75% 2003.......................................       500,000          440,000
                    Essex Group, Inc. 10.00% 2003.......................................       500,000          490,000
                    Exide Corp. 10.75% 2002.............................................        50,000           54,250
                    Graphic Controls Corp. 12.00% 2005(2)...............................       225,000          232,875
                    Great Lakes Carbon Corp. 10.00% 2006(2).............................       500,000          512,500
                    Howmet Corp. 10.00% 2003............................................       500,000          523,750
                    Interlake Corp. 12.13% 2002.........................................       500,000          475,000
                    K & F Co. 11.88% 2003...............................................       150,000          161,250
                    K & F Industries, Inc. 13.75% 2001..................................       407,000          422,262
                    Lear Seating Corp. 8.25% 2002.......................................       250,000          245,000
                    Overhead Door Corp. 12.25% 2000(2)..................................       500,000          485,000
                    Portola Packaging, Inc. 10.75% 2005.................................       150,000          155,250
                    Rohr, Inc. 11.63% 2003..............................................       500,000          536,250
                    Silgan Corp. 11.75% 2002............................................       150,000          160,500
                    Silgan Holdings, Inc. zero coupon 2002(1)...........................       250,000          238,125
                    UCAR Global Enterprises, Inc. 12.00% 2005...........................       200,000          231,000
                    Walbro Corp. 9.88% 2005.............................................       350,000          349,125
                    Westinghouse Electric Corp. 8.38% 2002..............................       200,000          206,280
                    Westinghouse Electric Corp. 8.88% 2001..............................       200,000          211,640
                    Wyman-Gordon Co. 10.75% 2003........................................       750,000          787,500
                                                                                                            ------------
                                                                                                             10,133,782
                                                                                                            ------------

---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    METALS & MINERALS -- 7.6%
                    A.K. Steel Corp. 10.75% 2004........................................    $  350,000      $   388,500
                    Armco, Inc. 9.38% 2000..............................................       750,000          742,500
                    Bethlehem Steel Corp. 10.38% 2003...................................       500,000          527,500
                    GS Technologies, Inc. 12.25% 2005...................................       150,000          149,438
                    Haynes International, Inc. 13.50% 1999..............................       250,000          156,250
                    Magma Copper Co. 12.00% 2001........................................       250,000          278,437
                    South Dakota Warren Co. 12.00% 2004.................................       275,000          303,187
                    Weirton Steel Corp. 10.88% 1999.....................................       300,000          300,000
                    Wheeling Pittsburgh Corp. 9.38% 2003................................       750,000          708,750
                                                                                                            ------------
                                                                                                              3,554,562
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Republic of Argentina 8.38% 2003....................................       750,000          631,875
                    Republic of Brazil 6.00% 2013.......................................       500,000          280,000
                                                                                                            ------------
                                                                                                                911,875
                                                                                                            ------------
                    PAPER PRODUCTS -- 8.7%
                    Container Corp. America 9.75% 2003..................................       500,000          487,500
                    Container Corp. America 11.25% 2004.................................       450,000          463,500
                    Domtar, Inc. 11.75% 1999............................................       500,000          560,000
                    Fort Howard Corp. 9.25% 2001........................................       750,000          761,250
                    Rainy River Forest Products, Inc. 10.75% 2001.......................       500,000          550,000
                    Repap New Brunswick, Inc. 9.88% 2000................................       500,000          501,250
                    Repap Wisconsin, Inc. 9.25% 2002....................................       250,000          237,500
                    Stone Container Corp. 11.88% 1998...................................       500,000          521,250
                                                                                                            ------------
                                                                                                              4,082,250
                                                                                                            ------------
                    REAL ESTATE -- 1.9%
                    Continental Homes 12.00% 1999.......................................       500,000          540,000
                    Webb (Del) Corp. 9.00% 2006.........................................       350,000          332,500
                                                                                                            ------------
                                                                                                                872,500
                                                                                                            ------------
                    RETAIL -- 0.4%
                    Payless Cashways, Inc. 9.13% 2003...................................       250,000          192,500
                                                                                                            ------------
                    SERVICES -- 1.3%
                    Penda Corp. 10.75% 2004(2)..........................................       750,000          622,500
                                                                                                            ------------
                    TRANSPORTATION -- 1.0%
                    USAir, Inc. 10.38% 2013.............................................       500,000          465,000
                                                                                                            ------------
                    UTILITIES -- 6.7%
                    Cabot Safety Acquisition Corp. 12.50% 2005*.........................       350,000          371,875
                    Cleveland Electric Illuminating Co. 9.50% 2005......................       500,000          517,500
                    First PV Funding Corp. 10.15% 2016..................................       500,000          511,250
                    Niagara Mohawk Power Corp. 6.63% 2005...............................       500,000          447,845
                    Telefonica de Argentina SA 11.88% 2004..............................       500,000          505,000
                    Texas-New Mexico Power Co. 10.75% 2003..............................       500,000          545,710
                    Transportadora De Gas Delaware 7.75% 1998*..........................       250,000          240,000
                                                                                                            ------------
                                                                                                              3,139,180
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost: $41,538,638).............................                     42,847,565
                                                                                                            ------------

                                                           ---------------------

                                            COMMON STOCK -- 0.1%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    INDUSTRIAL & COMMERCIAL -- 0.1%
                    Triangle Wire and Cable, Inc.+(2)(3) (cost: $330,000)...............        31,667      $    47,500
                                                                                                            ------------
                                          PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.6%
                    California Federal Bank Los Angeles 10.63%..........................         2,500          271,250
                                                                                                            ------------
                    MATERIALS -- 0.4%
                    BCP Essex Holdings, Preferred Series B..............................         8,000          202,000
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost: $455,392)..............................                        473,250
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $42,324,030).....................                     43,368,315
                                                                                                            ------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 5.0%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $2,340,000)................................................    $ 2,340,000        2,340,000
                                                                                                             ------------
                    TOTAL INVESTMENTS  --
                      (cost: $44,664,030)                                   97.6%                             45,708,315
                    Other assets less liabilities --                         2.4                               1,108,423
                                                                           -----                             ------------
                    NET ASSETS --                                          100.0%                            $46,816,738
                                                                           =====                             =============


              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) At December 31, 1995 the Portfolio held restricted securities amounting to 0.1% of net assets. The Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security:

                                                                                                        VALUATION
                                                          DATE OF                          UNIT           AS OF
                               DESCRIPTION              ACQUISITION       SHARES           COST         12/31/95
                    ---------------------------------------------------------------------------------------------
                    Triangle Wire and Cable, Inc.         3/21/94            10,556       $   10.72        1.50
                    Triangle Wire and Cable, Inc.         3/24/94            21,111           10.27        1.50

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 38.0%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CAPITAL APPRECIATION -- 11.2%
                    Apparel & Textiles -- 0.2%
                    Fila Holding S.p.A., ADR............................................         1,000      $    45,500
                    Tommy Hilfiger Corp.+...............................................         1,700           72,037
                    Broadcasting & Media -- 3.2%
                    American Radio Systems Corp., Class A+..............................         2,000           56,000
                    Central European Media Enterprises, Ltd., Class A+..................         5,000          102,500
                    E-Z Communications, Inc.+...........................................         8,000          144,000
                    Emmis Broadcasting Corp., Class A+..................................         3,100           96,100
                    Evergreen Media Corp.+..............................................         7,840          250,880
                    Gaylord Entertainment Co., Class A..................................         1,365           37,879
                    International Cabletel, Inc.+.......................................         4,000           98,000
                    Jacor Communications, Inc.+.........................................        10,500          183,750
                    LodgeNet Entertainment Corp.+.......................................         8,000           76,000
                    Saga Communications, Inc., Class A+.................................         8,875          144,218
                    Scholastic Corp.+...................................................         1,200           93,300
                    Scripps (E.W.) Co., Class A.........................................         2,000           78,750
                    SFX Broadcasting, Inc.+.............................................         7,000          211,750
                    Valuevision International, Inc., Class A+...........................         5,500           30,594
                    Viacom, Inc. Class A+...............................................           320           14,680
                    Viacom, Inc. Class B+...............................................         2,424          114,837
                    Vodafone Group PLC ADR..............................................         1,500           52,875
                    Westwood One, Inc.+.................................................         8,000          113,000
                    Young Broadcasting, Inc.+...........................................         5,000          141,250
                    Business Services -- 0.1%
                    DST Systems, Inc.+..................................................         2,400           68,400
                    Communication Equipment -- 0.6%
                    California Microwave, Inc.+.........................................         2,000           33,250
                    Cisco Systems, Inc.+................................................           500           37,313
                    General Instrument Corp.+...........................................         1,000           23,375
                    MobileMedia Corp., Class A+.........................................         4,500          100,125
                    Nokia Corp. ADR.....................................................         2,500           97,187
                    Shiva Corp.+........................................................         1,000           72,750
                    Computers & Business Equipment -- 0.1%
                    Business Objects SA ADR+............................................           900           43,537
                    Plaintree Systems, Inc.+............................................         5,000           30,000
                    Sensormatic Electronics Corp. ......................................         1,500           26,063
                    Drugs -- 1.0%
                    Alpharma, Inc., Class A.............................................         5,500          143,687
                    Genetics Institute, Inc.+...........................................         1,000           53,500
                    Hafslund Nycomed, Series B ADR......................................         1,200           31,500
                    Immunex Corp.+......................................................         9,000          148,500
                    Rhone - Poulenc Rorer, Inc. ........................................         3,000          159,750
                    Zeneca Group PLC ADR................................................         4,500           87,044
                    Electrical Equipment -- 0.2%
                    York International Corp. ...........................................         3,000          141,000

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electronics -- 0.1%
                    Cyrix Corp.+........................................................         3,000      $    69,000
                    Energy Services -- 0.2%
                    ENSCO International, Inc.+..........................................         2,000           46,000
                    Input/Output, Inc.+.................................................         2,000          115,500
                    Energy Sources -- 0.7%
                    Barrett Resources Corp.+............................................         3,000           88,125
                    Noble Affiliates, Inc. .............................................         3,000           89,625
                    Union Pacific Resources Group, Inc. ................................         1,800           45,675
                    Unocal Corp. .......................................................         4,000          116,500
                    Vastar Resources, Inc. .............................................         3,000           95,250
                    Entertainment Products -- 0.1%
                    Philips Electronics N.V., ADR.......................................         1,500           53,813
                    Financial Services -- 0.2%
                    Imperial Credit Industries, Inc.+...................................         5,000          108,750
                    Food, Beverage & Tobacco -- 0.2%
                    Canandaigua Wine Co., Inc., Class A+................................         1,000           32,625
                    Pete's Brewing Co.+.................................................         5,400           75,600
                    Health Services -- 0.5%
                    American Medical Response, Inc.+....................................         3,000           97,500
                    Beverly Enterprises, Inc.+..........................................         3,000           31,875
                    FHP International Corp.+............................................         1,300           37,050
                    Grancare, Inc.+.....................................................         5,000           72,500
                    IDX Systems Corp.+..................................................         3,000          104,250
                    Insurance -- 0.6%
                    Allstate Corp. .....................................................         2,500          102,812
                    American Reinsurance Corp. .........................................         2,000           81,750
                    Amerin Corp.+.......................................................         2,800           74,900
                    Home State Holdings, Inc.+..........................................         4,800           44,550
                    Transatlantic Holdings, Inc. .......................................           900           66,038
                    Leisure & Tourism -- 0.4%
                    America West Airlines, Inc., Class B+...............................         4,000           68,000
                    Royal Caribbean Cruises Ltd. .......................................         4,000           88,000
                    Tabcorp Holdings Ltd. ADR*..........................................         1,800           50,880
                    Trans World Airlines, Inc.+.........................................         7,300           75,738
                    Machinery -- 0.1%
                    Precision Castparts Corp. ..........................................         2,200           87,450
                    Medical Products -- 0.1%
                    Haemonetics Corp. Massachusetts+....................................         4,500           79,875
                    Metals & Minerals -- 0.0%
                    Usinor Sacilor......................................................         2,400           31,734
                    Retail -- 0.4%
                    Bed Bath & Beyond, Inc.+............................................         1,000           38,813
                    Gymboree Corp.+.....................................................         3,000           61,875
                    Mercantile Stores Co., Inc. ........................................         1,300           60,125
                    Sports Authority, Inc.+.............................................         3,700           75,387

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Software -- 1.7%
                    BISYS Group, Inc.+..................................................         4,500      $   138,375
                    BMC Software, Inc.+.................................................         5,000          213,750
                    Boole & Babbage, Inc. ..............................................         1,500           36,750
                    Cheyenne Software, Inc.+............................................         3,500           91,437
                    Cognos, Inc. .......................................................         2,500          111,562
                    CompuWare Corp.+....................................................         3,000           55,500
                    Cooper & Chyan Technology, Inc.+....................................         6,000           94,500
                    FTP Software, Inc.+.................................................         4,500          130,500
                    Parametric Technology Corp.+........................................         1,000           66,500
                    Policy Management Systems Corp.+....................................         1,500           71,438
                    Softkey International, Inc.+........................................         1,500           34,688
                    Spectrum Holobyte, Inc.+............................................         5,000           32,500
                    Systems & Computer Technology Corp.+................................         1,000           19,875
                    Transportation -- 0.5%
                    AMR Corp.+..........................................................         1,500          111,375
                    Continental Airlines, Inc., Class B+................................         2,800          121,800
                    Werner Enterprises, Inc. ...........................................         3,000           60,750
                                                                                                            ------------
                                                                                                              7,213,746
                                                                                                            ------------
                    CORE EQUITY -- 26.8%
                    Banks -- 1.9%
                    Crestar Financial Corp. ............................................         5,000          295,625
                    First Bank System, Inc. ............................................         6,000          297,750
                    Fleet Financial Group, Inc. ........................................         6,500          264,875
                    Republic New York Corp. ............................................         6,000          372,750
                    Broadcasting & Media -- 3.3%
                    Capital Cities/ABC, Inc. ...........................................         2,500          308,437
                    Comcast Corp., Special Class A......................................        12,500          227,344
                    Gannett Co., Inc. ..................................................         5,000          306,875
                    Gaylord Entertainment Co., Class A..................................         7,870          218,393
                    Scholastic Corp.+...................................................         4,500          349,875
                    U.S. West Media Group...............................................         8,000          152,000
                    Viacom, Inc. Class B+...............................................         6,800          322,150
                    Vodafone Group PLC ADR..............................................         7,000          246,750
                    Business Services -- 0.4%
                    Sysco Corp. ........................................................         8,000          260,000
                    Chemicals -- 1.7%
                    Air Products & Chemicals, Inc. .....................................         5,500          290,125
                    Engelhard Corp. ....................................................        15,000          326,250
                    Loctite Corp. ......................................................         4,000          190,000
                    Minerals Technologies, Inc. ........................................         7,500          273,750
                    Communication Equipment -- 0.4%
                    General Instrument Corp.+...........................................        10,000          233,750
                    Computers & Business Equipment -- 0.4%
                    Hewlett-Packard Co. ................................................         3,000          251,250
                    Drugs -- 2.9%
                    Genetics Institute, Inc.+...........................................         7,000          374,500
                    Perrigo Co.+........................................................        20,000          237,500
                    Pfizer, Inc. .......................................................         9,000          567,000
                    Warner-Lambert Co. .................................................         2,300          223,388
                    Zeneca Group PLC ADR................................................         7,500          437,812

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Electrical Equipment -- 0.9%
                    Emerson Electric Co. ...............................................         3,000      $   245,250
                    York International Corp. ...........................................         7,000          329,000
                    Electronics -- 0.3%
                    AMP, Inc. ..........................................................         5,500          211,063
                    Energy Services -- 1.0%
                    Dresser Industries, Inc. ...........................................        18,000          438,750
                    Schlumberger Ltd. ADR...............................................         3,000          207,750
                    Energy Sources -- 2.1%
                    Amoco Corp. ........................................................         5,000          359,375
                    Exxon Corp. ........................................................         7,000          560,875
                    Unocal Corp. .......................................................        15,000          436,875
                    Financial Services -- 1.0%
                    American Express Co. ...............................................         6,000          248,250
                    Federal National Mortgage Association...............................         3,000          372,375
                    Forest Products -- 0.5%
                    International Paper Co. ............................................         8,000          303,000
                    Household Products -- 1.6%
                    Colgate-Palmolive Co. ..............................................         4,000          281,000
                    Gillette Co. .......................................................         5,000          260,625
                    Kimberly-Clark Corp. ...............................................         6,000          496,500
                    Insurance -- 1.7%
                    ACE Ltd. ...........................................................         7,000          278,250
                    American International Group, Inc. .................................         4,500          416,250
                    American Reinsurance Corp. .........................................         9,000          367,875
                    Machinery -- 1.1%
                    Illinois Tool Works, Inc. ..........................................         4,000          236,000
                    Ingersoll-Rand Co. .................................................         4,000          140,500
                    Minnesota Mining & Manufacturing Co. ...............................         5,000          331,250
                    Medical Products -- 0.6%
                    Abbott Laboratories.................................................         9,000          375,750
                    Retail -- 1.8%
                    Home Depot, Inc. ...................................................         6,000          287,250
                    May Department Stores Co. ..........................................         8,000          338,000
                    Talbots, Inc. ......................................................         8,000          230,000
                    Wal-Mart Stores, Inc. ..............................................        14,000          313,250
                    Software -- 1.2%
                    Automatic Data Processing, Inc. ....................................         5,000          371,250
                    BMC Software, Inc.+.................................................         5,000          213,750
                    Microsoft Corp.+....................................................         2,000          175,500
                    Telephone -- 1.0%
                    AT&T Corp. .........................................................         5,600          362,600
                    U.S. West, Inc. ....................................................         8,000          286,000
                    Transportation -- 1.0%
                    AMR Corp.+..........................................................         3,000          222,750
                    Canadian Pacific Ltd. ..............................................        17,000          308,125
                    Werner Enterprises, Inc. ...........................................         5,600          113,400
                                                                                                            ------------
                                                                                                             17,146,587
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost: $17,319,776)..............................                     24,360,333
                                                                                                            ------------

---------------------

                                          PREFERRED STOCK -- 0.1%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.1%
                    Broadcasting & Media -- 0.1%
                    News Corp., Ltd. ADR (cost: $34,729)................................         2,000      $    38,500
                                                                                                            ------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 28.6%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER STAPLES -- 0.3%
                    Sweetheart Cup, Inc. 10.50% 2003....................................    $  200,000          201,500
                                                                                                            ------------
                    ENERGY -- 1.0%
                    Phillips Petroleum Co. 9.18% 2021...................................       250,000          292,755
                    Santa Fe Energy Resources, Inc. 11.00% 2004.........................       150,000          164,250
                    YPF Sociedad Anonima 8.00% 2004.....................................       200,000          188,000
                                                                                                            ------------
                                                                                                                645,005
                                                                                                            ------------
                    FINANCE -- 0.2%
                    Dime Bancorp 10.50% 2005............................................       100,000          110,000
                                                                                                            ------------
                    HEALTHCARE -- 0.3%
                    OrNda Healthcorp 11.38% 2004........................................       150,000          168,750
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 1.2%
                    American Standard, Inc. zero coupon 2005(1).........................       150,000          128,625
                    Cabot Safety Acquisition Corp. 12.50% 2005..........................       100,000          106,250
                    Exide Corp. 10.75% 2002.............................................       100,000          108,500
                    Graphic Controls Corp. 12.00% 2005(2)...............................        50,000           51,750
                    K & F Industries, Inc. 13.75% 2001..................................       129,000          133,837
                    Rohr, Inc. 11.63% 2003..............................................       125,000          134,062
                    Ucar Global Enterprises, Inc. 12.00% 2005...........................        55,000           63,525
                    USAir, Inc. 10.38% 2013.............................................        60,000           55,800
                                                                                                            ------------
                                                                                                                782,349
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.8%
                    Cablevision Systems Corp. 9.25% 2005................................       150,000          155,812
                    Granite Broadcasting Corp. 10.38% 2005..............................       100,000          102,500
                    MCI Communications Corp. 7.13% 2000.................................        90,000           93,771
                    Paging Network, Inc. 10.13% 2007....................................        25,000           27,063
                    Young Broadcasting, Inc. 11.75% 2004................................       100,000          112,000
                                                                                                            ------------
                                                                                                                491,146
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Digital Equipment Corp. 7.75% 2023..................................       150,000          149,168
                                                                                                            ------------
                    MATERIALS -- 2.6%
                    A.K. Steel Corp. 10.75% 2004........................................       100,000          111,000
                    Arcadian Partners L.P. 10.75% 2005..................................       250,000          276,250
                    Armco, Inc. 9.38% 2000..............................................       275,000          272,250
                    Container Corp. of America 10.75% 2002..............................       225,000          228,375
                    Domtar, Inc. 11.75% 1999............................................       100,000          112,000
                    Fort Howard Corp. 9.25% 2001........................................       150,000          152,250
                    GS Technologies, Inc. 12.25% 2005...................................        50,000           49,813
                    Magma Copper Co. 12.00% 2001........................................        50,000           55,687
                    Rexene Corp. 11.75% 2004............................................        31,000           32,472
                    South Dakota Warren Co. 12.00% 2004.................................       100,000          110,250
                    Stone Container Corp. 9.88% 2001....................................        75,000           72,938
                    Wheeling Pittsburgh Corp. 9.38% 2003................................       175,000          165,375
                                                                                                            ------------
                                                                                                              1,638,660
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                         BONDS & NOTES (continued)                            AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
                    Republic of Argentina 8.38% 2003....................................    $  150,000          126,375
                                                                                                            ------------
                    REAL ESTATE -- 0.2%
                    Webb (Del) Corp. 9.00% 2006.........................................       150,000          142,500
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 21.6%
                    Government National Mortgage Association 6.00% 2009.................       208,085          206,589
                    Government National Mortgage Association 6.50% 2008.................     1,097,485        1,107,428
                    Government National Mortgage Association 6.50% 2009.................       213,215          215,147
                    Government National Mortgage Association 6.50% 2009.................        28,920           29,182
                    Government National Mortgage Association 7.00% 2024.................       250,045          253,013
                    Government National Mortgage Association 7.50% 2022.................       468,990          483,552
                    Government National Mortgage Association 7.50% 2023.................       456,510          469,635
                    Government National Mortgage Association 7.50% 2024.................       467,172          480,603
                    Government National Mortgage Association 8.50% 2024.................       889,802          934,292
                    United States Treasury Bonds 6.25% 2023.............................     1,000,000        1,028,910
                    United States Treasury Bonds 9.25% 2016.............................       800,000        1,099,624
                    United States Treasury Notes 5.63% 1998.............................     1,250,000        1,260,350
                    United States Treasury Notes 5.63% 2000.............................       250,000          252,265
                    United States Treasury Notes 5.88% 2005.............................       750,000          766,875
                    United States Treasury Notes 6.25% 2003.............................       750,000          782,460
                    United States Treasury Notes 7.25% 2004.............................       250,000          278,007
                    United States Treasury Notes 7.50% 2001.............................     1,000,000        1,101,410
                    United States Treasury Notes 7.75% 1999.............................       500,000          541,795
                    United States Treasury Notes 7.88% 1999.............................       500,000          543,595
                    United States Treasury Notes 7.88% 2004.............................     1,000,000        1,157,500
                    United States Treasury Notes 8.50% 2000.............................       750,000          835,778
                                                                                                            ------------
                                                                                                             13,828,010
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost: $16,659,425).............................                     18,283,463
                                                                                                            ------------
                                        FOREIGN SECURITIES -- 29.6%                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    Buenos Aires Embotelladora SA ADR (Consumer Staples)+...............         3,000           61,875
                    Telefonica de Argentina SA ADR (Utilities)..........................         1,500           40,875
                                                                                                            ------------
                                                                                                                102,750
                                                                                                            ------------
                    AUSTRALIA -- 1.4%
                    Advance Bank (Australia) (Finance)..................................         7,783           62,361
                    Amcor Ltd. (Materials)..............................................        25,446          179,677
                    Australia & New Zealand Bank Group (Finance)........................        53,772          252,194
                    Broken Hill Proprietary Ltd. ADR (Materials)........................        19,162          270,609
                    National Australia Bank Ltd. (Finance)..............................         9,424           84,756
                    Qantas Airways Ltd. ADR (Information & Entertainment)*..............         3,200           53,320
                                                                                                            ------------
                                                                                                                902,917
                                                                                                            ------------
                    AUSTRIA -- 0.3%
                    Evn Energie-Versorgung Niederoesterreich AG (Utilities).............         1,300          178,648
                                                                                                            ------------
                    BELGIUM -- 0.2%
                    Delhaize Le Lion SA (Consumer Discretionary)........................         2,800          116,072
                                                                                                            ------------

---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    BRAZIL -- 0.2%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities)......         5,500      $    74,414
                    Usinas Siderurgicas de Minas Gerais SA - USIMINAS ADR (Materials)...         4,000           32,512
                                                                                                            ------------
                                                                                                                106,926
                                                                                                            ------------
                    CANADA -- 0.5%
                    Canadian Pacific Ltd. (Industrial & Commercial).....................        17,000          308,125
                                                                                                            ------------
                    CHILE -- 0.1%
                    Compania De Telefonos Chile SA ADR (Utilities)......................         1,000           82,875
                                                                                                            ------------
                    DENMARK -- 0.6%
                    Tele Danmark A/S ADR (Utilities)....................................        12,500          345,312
                    Unidanmark A/S (Finance)............................................         1,250           61,909
                                                                                                            ------------
                                                                                                                407,221
                                                                                                            ------------
                    FINLAND -- 0.4%
                    Metsa-Serla Oy (Materials)..........................................         2,700           83,184
                    Nokia Corp. ADR (Information Technology)............................         2,000           77,750
                    Unitas Ltd. (Finance)...............................................        40,000          101,163
                                                                                                            ------------
                                                                                                                262,097
                                                                                                            ------------
                    FRANCE -- 2.2%
                    Banque Nationale de Paris (Finance).................................         3,000          135,328
                    Canal Plus SA (Information & Entertainment).........................           329           61,675
                    Cie de St. Gobain (Materials).......................................         1,681          183,307
                    Euro RSCG Worldwide SA (Information & Entertainment)................         1,101           89,932
                    Peugeot SA (Consumer Discretionary).................................           400           52,767
                    Renault SA (Consumer Discretionary).................................         4,550          131,009
                    Rhone Poulenc SA (Health Care)......................................         8,000          171,370
                    Societe Generale (Finance)..........................................         1,382          170,739
                    Societe Nationale Elf Aquitaine (Energy)............................         1,200           88,414
                    Technip SA (Industrial & Commercial)................................         1,150           79,140
                    Total SA, Series B (Energy).........................................         3,790          255,788
                                                                                                            ------------
                                                                                                              1,419,469
                                                                                                            ------------
                    GERMANY -- 1.5%
                    Bayer AG (Health Care)..............................................           750          197,891
                    Beiersdorf AG (Consumer Staples)....................................           100           70,059
                    Daimler-Benz AG (Consumer Discretionary)............................           100           50,331
                    Degussa AG (Industrial & Commercial)................................           300           99,965
                    Deutsche Bank AG (Finance)..........................................         2,500          118,456
                    Karstadt AG (Consumer Discretionary)................................           250          101,952
                    Mannesmann AG (Industrial & Commercial).............................           537          170,964
                    Veba AG (Utilities).................................................         4,000          169,816
                                                                                                            ------------
                                                                                                                979,434
                                                                                                            ------------
                    HONG KONG -- 1.2%
                    China Light & Power Co., Ltd. (Utilities)...........................        30,000          138,118
                    Hong Kong Telecommunications, Ltd. (Utilities)......................        65,051          116,095
                    Hutchison Whampoa Ltd. (Real Estate)................................        21,000          127,915
                    Sun Hung Kai Properties (Real Estate)...............................        18,000          147,236
                    Swire Pacific Ltd., Class A (Real Estate)...........................        34,000          263,821
                                                                                                            ------------
                                                                                                                793,185
                                                                                                            ------------
                    INDONESIA -- 0.1%
                    PT Jaya Real Property (Real Estate)*................................        29,000           78,636
                    PT Semen Gresik (Materials)*........................................         6,000           16,794
                                                                                                            ------------
                                                                                                                 95,430
                                                                                                            ------------

                                                           ---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ITALY -- 0.9%
                    Banca Commerciale Italiana S.p.A. (Finance).........................        60,000      $   128,076
                    De Rigo S.p.A. ADR (Health Care)....................................         2,400           54,600
                    Gucci Group N V (Consumer Discretionary)............................           600           23,325
                    STET (Utilities)....................................................       122,000          344,922
                                                                                                            ------------
                                                                                                                550,923
                                                                                                            ------------
                    JAPAN -- 8.2%
                    Chichibu Onoda Cement Co., Ltd. (Materials).........................        30,000          160,097
                    Chugai Pharmaceutical Co., Ltd. (Health Care).......................         5,000           47,893
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial).............        11,000          186,441
                    Home Wide Corp. (Consumer Discretionary)............................         3,000           35,448
                    Ito-Yokado Co. (Consumer Discretionary).............................         2,000          123,196
                    Kajima Corp. (Industrial & Commercial)..............................        25,000          246,973
                    Kawasaki Heavy Industries Ltd. (Industrial & Commercial)............        20,000           92,010
                    Keio Teito Electric Railway Co., Ltd. (Consumer Discretionary)......        12,000           69,850
                    Kyocera Corp. (Information Technology)..............................         1,000           74,286
                    Kyoritsu Air Technology (Industrial & Commercial)...................         3,000           32,542
                    Matsushita Electric Industrial Co., Ltd. (Information &
                      Entertainment)....................................................        10,000          162,712
                    Minebea Co., Ltd. (Information Technology)..........................        19,000          159,361
                    Mitsubishi Bank Ltd. (Finance)......................................         7,000          164,746
                    Mitsubishi Corp. (Industrial & Commercial)..........................        14,000          172,203
                    Murata Manufacturing Co. (Information Technology)...................         2,000           73,608
                    Nihon Jumbo Co., Ltd. (Materials)...................................         2,000           69,927
                    Nippon Express Co., Ltd. (Information & Entertainment)..............        14,000          134,779
                    Nippon Telegraph & Telecommunications Corp. (Information &
                      Entertainment)....................................................            10           80,872
                    NKK Corp. (Materials)...............................................        89,000          239,632
                    Nomura Securities International, Inc. (Finance).....................         8,000          174,334
                    Orix Corp. (Industrial & Commercial)................................         5,000          205,811
                    Riso Kagaku Corp. (Information Technology)..........................         1,000           84,358
                    Sakura Bank Ltd. (Finance)..........................................        13,000          164,939
                    Sanyo Shinpan Finance Co. (Finance).................................         2,000          164,649
                    Sankyo Co., Ltd. (Health Care)......................................        13,000          292,107
                    Sanwa Bank Ltd. (Finance)...........................................         3,000           61,017
                    Secom Co. (Industrial & Commercial).................................         3,000          208,620
                    Sekisui Chemical Co., Ltd. (Consumer Discretionary).................         1,000           14,722
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)...............         4,000          282,034
                    Shimamura Co. (Consumer Discretionary)..............................         3,000          115,932
                    Showa Corp. (Consumer Discretionary)................................        18,000          137,898
                    Sony Corp. (Information & Entertainment)............................         3,000          179,855
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance)................        20,000          164,262
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)...............        25,000          176,755
                    Sumitomo Trust & Banking Co., Ltd. (Finance)........................         6,000           84,843
                    Toda Construction Co.. (Industrial & Commercial)....................         6,000           52,010
                    Tohoku Electric Power Co., Inc. (Utilities).........................         2,000           48,232
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)...................        20,000          261,501
                    Tsutsumi Jewelry Co. (Consumer Discretionary).......................           500           25,036
                                                                                                            ------------
                                                                                                              5,225,491
                                                                                                            ------------

---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    MALAYSIA -- 0.3%
                    Resorts World Bhd (Information & Entertainment).....................        34,000      $   182,069
                                                                                                            ------------
                    MEXICO -- 0.4%
                    Cemex SA (Materials)................................................        15,000           49,579
                    Fomento Economico Mexicano SA de CV (Consumer Staples)..............        17,000           38,208
                    Grupo Carso SA de CV (Consumer Staples).............................         9,500           51,225
                    Kimberly-Clark Corp. (Materials)....................................         4,000           60,350
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial).......................................................         4,900           36,750
                                                                                                            ------------
                                                                                                                236,112
                                                                                                            ------------
                    NETHERLANDS -- 1.1%
                    Elsevier NV (Information & Entertainment)...........................        15,000          200,037
                    Internationale Nederlanden Groep NV (Finance).......................         4,253          284,117
                    Vendex International NV (Consumer Discretionary)....................         5,000          148,626
                    Ver Ned Uitgevers (Information & Entertainment).....................           700           96,099
                                                                                                            ------------
                                                                                                                728,879
                                                                                                            ------------
                    NEW ZEALAND -- 0.5%
                    Air New Zealand Ltd. (Information & Entertainment)..................        18,027           61,284
                    Brierley Investments Ltd. (Finance).................................       151,000          119,450
                    Carter Holt Harvey Ltd. (Materials).................................        65,000          140,233
                                                                                                            ------------
                                                                                                                320,967
                                                                                                            ------------
                    NORWAY -- 1.3%
                    Christiania Bank Og Kreditkasse (Finance)*..........................        18,400           42,992
                    Hafslund Nycomed, Series A ADR (Health Care)........................         5,615          146,711
                    Kvaerner AS (Industrial & Commercial)...............................         5,500          194,503
                    Orkla AS (Consumer Staples).........................................         5,000          248,654
                    Saga Petroleum (Energy).............................................        14,000          186,767
                                                                                                            ------------
                                                                                                                819,627
                                                                                                            ------------
                    PHILIPPINES -- 0.3%
                    Philippine National Bank (Finance)..................................         4,000           44,224
                    Pilipino Telephone (Utilities)......................................       160,900          162,556
                                                                                                            ------------
                                                                                                                206,780
                                                                                                            ------------
                    PORTUGAL -- 0.2%
                    Portugal Telecom SA ADR (Utilities).................................         6,300          119,700
                                                                                                            ------------
                    SINGAPORE -- 1.2%
                    Development Bank of Singapore (Finance).............................        27,500          342,171
                    Keppel Corp. Ltd. (Industrial & Commercial).........................        33,000          293,955
                    Overseas Chinese Banking Corp. Ltd. (Finance).......................         4,000           50,053
                    United Overseas Bank Ltd. (Finance).................................         9,000           86,532
                                                                                                            ------------
                                                                                                                772,711
                                                                                                            ------------
                    SPAIN -- 1.4%
                    Acerinox SA (Materials).............................................         1,250          126,443
                    Banco Bilbao Vizcaya (Finance)......................................         9,500          342,250
                    Repsol SA ADR (Energy)..............................................        10,000          328,750
                    Telefonica de Espana SA (Utilities).................................         7,500          103,875
                                                                                                            ------------
                                                                                                                901,318
                                                                                                            ------------
                    SWEDEN -- 0.6%
                    Astra AB, Series A (Health Care)....................................         4,000          159,646
                    Avesta Sheffield (Materials)........................................         7,500           66,080
                    BT Industries AB (Industrial & Commercial)*.........................         7,900           86,856
                    Stora Kopparbergs (Materials).......................................         7,000           82,232
                                                                                                            ------------
                                                                                                                394,814
                                                                                                            ------------

                                                           ---------------------

                                       FOREIGN SECURITIES (continued)                         SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWITZERLAND -- 1.2%
                    Ciba-Geigy AG (Health Care).........................................           300      $   263,979
                    Nestle SA (Consumer Staples)........................................           340          376,108
                    Sulzer AG (Health Care).............................................           200          106,632
                                                                                                            ------------
                                                                                                                746,719
                                                                                                            ------------
                    THAILAND -- 0.1%
                    Bangkok Bank Public Co., Ltd. (Finance).............................         3,500           42,517
                    Bangkok Metropolitan Bank PCL (Finance).............................        57,000           53,176
                                                                                                            ------------
                                                                                                                 95,693
                                                                                                            ------------
                    UNITED KINGDOM -- 3.0%
                    Bass PLC (Consumer Staples).........................................        21,000          234,330
                    BET PLC (Industrial & Commercial)...................................       167,000          329,384
                    Body Shop International PLC (The) (Consumer Staples)................        17,400           41,345
                    British Steel PLC (Materials).......................................        50,000          126,378
                    British Telecommunications PLC (Utilities)..........................        38,000          208,325
                    Northern Foods PLC (Consumer Staples)...............................        13,000           34,928
                    PowerGen PLC (Utilities)............................................        15,183          125,444
                    Rank Organisation PLC (Information & Entertainment).................        25,000          180,929
                    Royal Insurance Holdings PLC (Finance)..............................        35,000          207,369
                    Tomkins PLC (Consumer Staples)......................................        52,000          227,333
                    Vodafone Group PLC ADR (Information & Entertainment)................        50,000          179,375
                                                                                                            ------------
                                                                                                              1,895,140
                                                                                                            ------------
                    TOTAL FOREIGN SECURITIES (cost: $16,395,500)........................                     18,952,092
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $50,409,430).....................                     61,634,388
                                                                                                            ------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 3.3%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement (See Note 3)
                      (cost: $2,135,000)................................................    $2,135,000        2,135,000
                                                                                                            ------------
                    TOTAL INVESTMENTS  --
                      (cost: $52,544,430)                            99.6%                                   63,769,388
                    Other assets less liabilities --                  0.4                                       256,472
                                                                    -----                                   ------------
                    NET ASSETS --                                   100.0%                                  $64,025,860
                                                                    =====                                   =============


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Fair valued security; see Note 2

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995
                    ----------------------------------------------------------------------------------------------------
                       CONTRACT              IN           DELIVERY    GROSS UNREALIZED
                      TO DELIVER        EXCHANGE FOR        DATE        DEPRECIATION
                    ------------------------------------------------------------------
                    FRF  1,956,160       USD   400,000     5/10/96         $ (142)
                                                                      ==============
                    FRF   --  French Franc
                    USD   --  United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 57.7%                               SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 4.9%
                    Automotive -- 0.9%
                    Ford Motor Co. .....................................................         48,981      $  1,420,449
                    Retail -- 4.0%
                    Home Depot, Inc. ...................................................         30,000         1,436,250
                    May Department Stores Co. ..........................................         50,000         2,112,500
                    Talbots, Inc. ......................................................         50,000         1,437,500
                    Wal-Mart Stores, Inc. ..............................................         80,000         1,790,000
                                                                                                             -------------
                                                                                                                8,196,699
                                                                                                             -------------
                    CONSUMER STAPLES -- 3.5%
                    Household Products -- 3.5%
                    Colgate-Palmolive Co. ..............................................         22,000         1,545,500
                    Gillette Co. .......................................................         24,000         1,251,000
                    Kimberly-Clark Corp. ...............................................         38,000         3,144,500
                                                                                                             -------------
                                                                                                                5,941,000
                                                                                                             -------------
                    ENERGY -- 6.7%
                    Energy Services -- 5.4%
                    Amoco Corp. ........................................................         30,000         2,156,250
                    Dresser Industries, Inc. ...........................................        105,000         2,559,375
                    Exxon Corp. ........................................................         38,000         3,044,750
                    Schlumberger Ltd. ..................................................         20,000         1,385,000
                    Energy Sources -- 1.3%
                    Unocal Corp. .......................................................         75,000         2,184,375
                                                                                                             -------------
                                                                                                               11,329,750
                                                                                                             -------------
                    FINANCE -- 8.8%
                    Banks -- 4.0%
                    Crestar Financial Corp. ............................................         32,000         1,892,000
                    First Union Corp. ..................................................         20,000         1,112,500
                    Fleet Financial Group, Inc. ........................................         37,000         1,507,750
                    Republic New York Corp. ............................................         36,206         2,249,298
                    Financial Services -- 1.6%
                    American Express Co. ...............................................         40,000         1,655,000
                    Bancorp Hawaii, Inc. ...............................................         30,000         1,076,250
                    Insurance -- 3.2%
                    ACE Ltd. ...........................................................         30,000         1,192,500
                    American International Group, Inc. .................................         22,500         2,081,250
                    American Reinsurance Corp.+.........................................         50,000         2,043,750
                                                                                                             -------------
                                                                                                               14,810,298
                                                                                                             -------------
                    HEALTHCARE -- 7.6%
                    Drugs -- 5.5%
                    Johnson & Johnson Co. ..............................................         24,000         2,055,000
                    Pfizer, Inc. .......................................................         50,000         3,150,000
                    Warner-Lambert Co. .................................................         15,000         1,456,875
                    Zeneca Group PLC ADR................................................         45,100         2,632,712

                                                           ---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Medical Products -- 2.1%
                    Abbott Laboratories.................................................         55,000      $  2,296,250
                    Perrigo Co.+........................................................        100,000         1,187,500
                                                                                                             -------------
                                                                                                               12,778,337
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 5.9%
                    Business Services -- 0.8%
                    Sysco Corp. ........................................................         40,000         1,300,000
                    Electrical Equipment -- 2.2%
                    Emerson Electric Co. ...............................................         20,000         1,635,000
                    York International Corp. ...........................................         45,000         2,115,000
                    Machinery -- 1.8%
                    Illinois Tool Works, Inc. ..........................................         17,000         1,003,000
                    Minnesota Mining & Manufacturing Co. ...............................         30,000         1,987,500
                    Transportation -- 1.1%
                    Canadian Pacific Ltd. ..............................................         65,000         1,178,125
                    Werner Enterprises, Inc. ...........................................         37,700           763,425
                                                                                                             -------------
                                                                                                                9,982,050
                                                                                                             -------------
                    INFORMATION & ENTERTAINMENT -- 6.7%
                    Broadcasting & Media -- 4.7%
                    Capital Cities/ABC, Inc. ...........................................         13,000         1,603,875
                    Comcast Corp., Class A..............................................         75,000         1,364,062
                    Gannett Co., Inc. ..................................................         30,000         1,841,250
                    Gaylord Entertainment Co., Class A..................................         45,225         1,254,994
                    Viacom, Inc.+.......................................................         40,000         1,895,000
                    Entertainment Products -- 1.4%
                    Scholastic Corp.+...................................................         30,000         2,332,500
                    Leisure & Tourism -- 0.6%
                    AMR Corp.+..........................................................         14,000         1,039,500
                                                                                                             -------------
                                                                                                               11,331,181
                                                                                                             -------------
                    INFORMATION TECHNOLOGY -- 5.1%
                    Communication Equipment -- 0.7%
                    General Instrument Corp.+...........................................         50,000         1,168,750
                    Computers & Business Equipment -- 0.9%
                    Hewlett-Packard Co. ................................................         18,000         1,507,500
                    Electronics -- 0.7%
                    AMP, Inc. ..........................................................         30,000         1,151,250
                    Software -- 2.8%
                    Automatic Data Processing, Inc. ....................................         30,000         2,227,500
                    BMC Software, Inc. .................................................         35,000         1,496,250
                    Microsoft Corp.+....................................................         12,000         1,053,000
                                                                                                             -------------
                                                                                                                8,604,250
                                                                                                             -------------
                    MATERIALS -- 4.8%
                    Chemicals -- 3.6%
                    Air Products & Chemicals, Inc. .....................................         34,000         1,793,500
                    Engelhard Corp. ....................................................         83,000         1,805,250
                    Loctite Corp. ......................................................         24,000         1,140,000
                    Minerals Technologies, Inc. ........................................         36,600         1,335,900

---------------------

                                          COMMON STOCK (continued)                             SHARES            VALUE
                    ------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products -- 1.2%
                    International Paper Co. ............................................         50,000      $  1,893,750
                                                                                                             -------------
                                                                                                                7,968,400
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 1.3%
                    U.S. Government & Agencies -- 1.3%
                    Federal National Mortgage Association...............................         17,000         2,110,125
                                                                                                             -------------
                    UTILITIES -- 2.4%
                    Telephone -- 2.4%
                    AT & T Corp. .......................................................         33,000         2,136,750
                    SBC Communications, Inc. ...........................................         33,000         1,897,500
                                                                                                             -------------
                                                                                                                4,034,250
                                                                                                             -------------
                    TOTAL COMMON STOCK (cost: $67,399,463)..............................                       97,086,340
                                                                                                             -------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 33.5%                              AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    FINANCE -- 7.2%
                    Bank Of Boston Corp. 6.63% 2004.....................................    $ 1,500,000         1,523,340
                    BankAmerica Corp. 6.06% 1996(1).....................................      1,000,000         1,002,231
                    Bankers Trust New York Corp. 8.25% 2005.............................      1,500,000         1,683,684
                    Beneficial Corp. 5.20% 1996(1)......................................      1,500,000         1,478,910
                    Citicorp 6.75% 2005.................................................      1,500,000         1,518,405
                    Daimler-Benz Vehicle Trust 5.95% 2000...............................        660,968           661,820
                    Discover Card Trust, Series D 5.50% 1996(1).........................        416,667           415,754
                    Fleet Mortgage Group, Inc. 6.50% 2000...............................      1,500,000         1,529,850
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000..........        715,842           710,323
                    Nissan Auto Receivables Grantor Trust 6.45% 1999....................        773,534           780,472
                    Premier Auto Trust 4.65% 1999.......................................        775,435           766,361
                                                                                                             -------------
                                                                                                               12,071,150
                                                                                                             -------------
                    INDUSTRIAL & COMMERCIAL -- 1.7%
                    Mobil Oil Corp. 9.17% 2000..........................................        634,625           683,231
                    Niagara Mohawk Power Corp. 5.88% 2002...............................      1,250,000         1,213,138
                    Penney (J.C.), Inc. 7.38% 2004......................................      1,000,000         1,081,470
                                                                                                             -------------
                                                                                                                2,977,839
                                                                                                             -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Quebec Province Canada 8.80% 2003...................................      1,500,000         1,717,515
                    Republic of Italy 6.88% 2023........................................      1,500,000         1,464,825
                                                                                                             -------------
                                                                                                                3,182,340
                                                                                                             -------------
                    U.S. GOVERNMENT & AGENCIES -- 22.7%
                    Federal Home Loan Mortgage Corp. 8.50% 2001.........................      1,500,000         1,550,834
                    Federal Home Loan Mortgage Corp. 6.50% TBA..........................      5,000,000         5,026,550
                    Federal National Mortgage Association 7.50% 2022 - 2025.............      1,915,552         1,964,008
                    Government National Mortgage Association 6.50% 2023 - 2024..........     10,862,972        10,774,656
                    United States Treasury Bonds 10.38% 2012............................     11,200,000        15,484,000
                    United States Treasury Notes 7.50% 2005.............................      3,000,000         3,400,320
                                                                                                             -------------
                                                                                                               38,200,368
                                                                                                             -------------
                    TOTAL BONDS & NOTES (cost: $54,373,690).............................                       56,431,697
                                                                                                             -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       CONVERTIBLE SECURITIES -- 1.8%                          AMOUNT            VALUE
                    ------------------------------------------------------------------------------------------------------

                    CONVERTIBLE BONDS -- 0.7%
                    Leisure & Tourism -- 0.2%
                    AMR Corp. 6.13% 2024................................................    $   400,000      $    414,000
                    Medical Products -- 0.5%
                    McKesson Corp. 4.50% 2004...........................................        800,000           753,000
                                                                                                             -------------
                                                                                                                1,167,000
                                                                                                             -------------
                                                                                               SHARES
                    ------------------------------------------------------------------------------------------------------
                    CONVERTIBLE PREFERRED STOCK -- 1.1%
                    Energy Sources -- 0.2%
                    Unocal Corp. $3.50*.................................................          6,000           320,250
                    Real Estate Companies -- 0.9%
                    Security Capital Pacific Trust Series A $1.75.......................         60,000         1,470,000
                                                                                                             -------------
                                                                                                                1,790,250
                                                                                                             -------------
                    TOTAL CONVERTIBLE SECURITIES (cost: $2,928,441).....................                        2,957,250
                                                                                                             -------------
                    TOTAL INVESTMENT SECURITIES (cost: $124,701,594)....................                      156,475,287
                                                                                                             -------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 9.7%                           AMOUNT
                    ------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $16,315,000)...............................................    $16,315,000        16,315,000
                                                                                                             -------------
                    TOTAL INVESTMENTS --
                      (cost: $141,016,594)                            102.7%                                  172,790,287
                    Liabilities in excess of other assets --           (2.7)                                   (4,547,479)
                                                                     ------                                  -------------
                    NET ASSETS --                                     100.0                                  $168,242,808
                                                                     ======                                 ==============


              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              (1) Variable rate security - the rate reflected is as of December 31, 1995; maturity date reflects next reset date
              TBA - Securities purchased on a forward commitment basis with an approximately principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 92.1%                              SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 7.2%
                    Apparel & Textiles -- 2.7%
                    Fila Holding S.p.A., ADR............................................       120,000      $  5,460,000
                    Gucci Group N.V.+...................................................        20,600           800,825
                    Tommy Hilfiger Corp.+...............................................        78,100         3,309,487
                    Retail -- 4.5%
                    Bed Bath & Beyond, Inc.+............................................        70,000         2,716,875
                    Gymboree Corp.+.....................................................       265,000         5,465,625
                    Mercantile Stores Co., Inc. ........................................        90,000         4,162,500
                    Sports Authority, Inc.+.............................................       190,000         3,871,250
                                                                                                            -------------
                                                                                                              25,786,562
                                                                                                            -------------
                    CONSUMER STAPLES -- 1.5%
                    Food, Beverage & Tobacco -- 1.5%
                    Canandaigua Wine Co., Inc., Class A+................................        85,000         2,773,125
                    Pete's Brewing Co.+.................................................       168,300         2,356,200
                                                                                                            -------------
                                                                                                               5,129,325
                                                                                                            -------------
                    ENERGY -- 7.6%
                    Energy Services -- 1.4%
                    Input/Output, Inc.+.................................................        90,000         5,197,500
                    Energy Sources -- 6.2%
                    ENSCO International, Inc.+..........................................       100,000         2,300,000
                    Noble Affiliates, Inc. .............................................       160,000         4,780,000
                    Union Pacific Resources Group, Inc.+................................        83,000         2,106,125
                    Unocal Corp. .......................................................       115,000         3,349,375
                    Vastar Resources, Inc. .............................................       157,600         5,003,800
                    Barrett Resources Corp.+............................................       150,000         4,406,250
                                                                                                            -------------
                                                                                                              27,143,050
                                                                                                            -------------
                    FINANCE -- 5.6%
                    Financial Services -- 0.8%
                    Imperial Credit Industries, Inc.+...................................       130,000         2,827,500
                    Insurance -- 4.8%
                    Allstate Corp. .....................................................       170,000         6,991,250
                    American Reinsurance Corp.+.........................................        80,000         3,270,000
                    Amerin Corp.+.......................................................       113,000         3,022,750
                    Home State Holdings, Inc.+..........................................       107,100           994,022
                    Transatlantic Holdings, Inc. .......................................        38,900         2,854,287
                                                                                                            -------------
                                                                                                              19,959,809
                                                                                                            -------------
                    HEALTHCARE -- 14.8%
                    Drugs -- 7.7%
                    Alpharma, Inc., Class A.............................................       125,700         3,283,913
                    Genetics Institute, Inc.+...........................................       109,700         5,868,950
                    Hafslund Nycomed, Series B ADR......................................       137,318         3,604,597
                    Immunex Corp.+......................................................       200,000         3,300,000
                    Rhone-Poulenc Rorer, Inc. ..........................................       160,000         8,520,000
                    Zeneca Group PLC ADR................................................       150,000         2,901,460

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Health Services -- 5.6%
                    American Medical Response, Inc.+....................................       130,000      $  4,225,000
                    Beverly Enterprises, Inc.+..........................................       225,000         2,390,625
                    De Rigo S.p.A. ADR+.................................................        93,000         2,115,750
                    FHP International Corp.+............................................        64,300         1,832,550
                    GranCare, Inc.+.....................................................       141,000         2,044,500
                    IDX Systems Corp.+..................................................       125,300         4,354,175
                    Vencor, Inc.+.......................................................        85,000         2,762,500
                    Medical Products -- 1.5%
                    Biomet, Inc.+.......................................................       100,000         1,787,500
                    Haemonetics Corp. ..................................................       200,000         3,550,000
                                                                                                            -------------
                                                                                                              52,541,520
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 9.1%
                    Business Services -- 0.7%
                    DST Systems, Inc.+..................................................        81,500         2,322,750
                    Electrical Equipment -- 1.1%
                    York International Corp. ...........................................        85,000         3,995,000
                    Machinery -- 1.0%
                    Precision Castparts Corp. ..........................................        91,000         3,617,250
                    Metals -- 0.3%
                    Usinor Sacilor+.....................................................        80,200         1,060,435
                    Transportation -- 6.0%
                    America West Airlines, Inc., Class B+...............................       150,000         2,550,000
                    AMR Corp.+..........................................................        95,000         7,053,750
                    Continental Airlines, Inc., Class B+................................       110,400         4,802,400
                    Swift Transportation Co., Inc. .....................................       109,500         1,669,875
                    Trans World Airlines, Inc.+.........................................       351,800         3,649,925
                    Werner Enterprises, Inc. ...........................................        85,000         1,721,250
                                                                                                            -------------
                                                                                                              32,442,635
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 23.6%
                    Broadcasting & Media -- 20.1%
                    American Radio Systems Corp., Class A...............................       140,000         3,920,000
                    Central European Media Entertainment Light, Ltd., Class A...........       170,000         3,485,000
                    E-Z Communications, Inc.+...........................................       145,000         2,610,000
                    Emmis Broadcasting Corp., Class A+..................................       108,600         3,366,600
                    Evergreen Media Corp.+..............................................       268,200         8,582,400
                    Gaylord Entertainment Co., Class A..................................       138,285         3,837,409
                    International Cabletel, Inc.+.......................................       146,666         3,593,317
                    Jacor Communications, Inc.+.........................................       169,500         2,966,250
                    LodgeNet Entertainment Corp.+.......................................       150,000         1,425,000
                    News Corp., Ltd. ADR................................................       220,000         4,235,000
                    Renaissance Communications Corp.+...................................       120,000         2,655,000
                    Saga Communications, Inc., Class A+.................................       156,250         2,539,063
                    Scholastic Corp.+...................................................        35,000         2,721,250
                    Scripps (E.W.) Co., Class A.........................................        85,000         3,346,875
                    SFX Broadcasting, Inc., Class A+....................................       190,000         5,747,500
                    Valuevision International, Inc., Class A+...........................       200,000         1,112,500
                    Viacom, Inc. Class A+...............................................        11,200           513,800
                    Viacom, Inc., Class B+..............................................        94,861         4,494,040
                    Vodafone Group PLC ADR..............................................        75,000         2,643,750
                    Westwood One, Inc.+.................................................       205,000         2,895,625
                    Young Broadcasting, Inc., Class A+..................................       175,000         4,943,750

---------------------

                                          COMMON STOCK (continued)                            SHARES            VALUE
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Entertainment Products -- 1.2%
                    Philips Electronics N.V. ADR........................................       115,000      $  4,125,625
                    Leisure & Tourism -- 2.3%
                    Royal Caribbean Cruises Ltd. .......................................       135,000         2,970,000
                    Starbucks Corp.+....................................................       161,600         3,393,600
                    Tabcorp Holdings Ltd. ADR*..........................................        70,830         2,002,145
                                                                                                            -------------
                                                                                                              84,125,499
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 22.7%
                    Communication Equipment -- 7.5%
                    BroadBand Technologies, Inc.+.......................................        70,000         1,137,500
                    California Microwave, Inc.+.........................................       100,000         1,662,500
                    Cisco Systems, Inc.+................................................        75,000         5,596,875
                    General Instrument Corp.+...........................................       140,000         3,272,500
                    MobileMedia Corp. ..................................................       249,300         5,546,925
                    Nokia Corp. ADR.....................................................       130,000         5,053,750
                    Shiva Corp. ........................................................        60,000         4,365,000
                    Computers & Business Equipment -- 1.1%
                    Business Objects SA ADR+............................................        39,400         1,905,975
                    Plaintree Systems, Inc.+............................................       125,000           750,000
                    Sensormatic Electronics Corp. ......................................        85,000         1,476,875
                    Electronics -- 0.8%
                    Cyrix Corp.+........................................................       120,000         2,760,000
                    Software -- 13.3%
                    BISYS Group, Inc.+..................................................       200,000         6,150,000
                    BMC Software, Inc.+.................................................       155,100         6,630,525
                    Cheyenne Software, Inc.+............................................       185,000         4,833,125
                    Cognos, Inc. .......................................................       125,000         5,578,125
                    Compuware Corp.+....................................................       125,000         2,312,500
                    Cooper & Chyan Technology, Inc.+....................................        50,000           787,500
                    FTP Software, Inc.+.................................................       225,000         6,525,000
                    Parametric Technology Corp.+........................................        75,000         4,987,500
                    Policy Management Systems Corp.+....................................        75,000         3,571,875
                    Softkey International, Inc.+........................................        70,000         1,618,750
                    Spectrum Holobyte, Inc.+............................................       270,000         1,755,000
                    Systems & Computer Technology Corp.+................................       130,000         2,583,750
                                                                                                            -------------
                                                                                                              80,861,550
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost: $259,666,326)....................                     327,989,950
                                                                                                            -------------

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 0.2%                          AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AND AGENCIES -- 0.2%
                    United States Treasury Bills 5.53% due 3/21/96 (cost: $790,560).....    $  800,000           790,925
                                                                                                            -------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                        REPURCHASE AGREEMENT -- 8.9%                           AMOUNT             VALUE
                    -------------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $31,635,000)...............................................    $ 31,635,000      $ 31,635,000
                                                                                                              -------------
                    TOTAL INVESTMENTS --
                      (cost: $292,091,886)                           101.2%                                    360,415,875
                    Liabilities in excess of other assets --          (1.2)                                     (4,197,836)
                                                                     ------                                  -------------
                    NET ASSETS --                                    100.0%                                   $356,218,039
                                                                     =====                                   =============


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR - American Depositary Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CONVERTIBLE SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                         CONVERTIBLE BONDS -- 61.4%                            AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 2.5%
                    Retail -- 2.5%
                    Rite Aid zero coupon 2006(1)........................................    $ 1,500,000      $   798,750
                                                                                                             ------------
                    ENERGY -- 2.9%
                    Energy Sources -- 2.9%
                    Pennzoil Co. 6.50% 2003.............................................        750,000          941,250
                                                                                                             ------------
                    FINANCE -- 14.9%
                    Banks -- 4.7%
                    Fifth Third Bancorp. 4.25% 1998.....................................      1,000,000        1,170,000
                    J.G. Summit, Inc. 3.50% 2003*.......................................        470,000          345,450
                    Financial Services -- 3.9%
                    Legg Mason, Inc. 5.25% 2003.........................................        800,000          919,000
                    MBL International Finance Bermuda Trust 3.00% 2002..................        268,000          314,900
                    Insurance -- 6.3%
                    Nac Reinsurance Corp. 5.25% 2002....................................      1,000,000          975,000
                    Royal Insurance Holding Corp. 7.25% 2007............................        500,000        1,015,297
                    Swiss Refinance Bermaud Ltd. 2.00% 2000*............................         35,000           41,497
                                                                                                             ------------
                                                                                                               4,781,144
                                                                                                             ------------
                    HEALTHCARE -- 13.3%
                    Drugs -- 5.2%
                    Alza Corp. zero coupon 2014(1)......................................      1,500,000          611,250
                    Sandoz Capital BVI Ltd. 2.00% 2002*.................................      1,110,000        1,048,950
                    Health Services -- 4.9%
                    Beverly Enterprises Inc. 5.50% 2018.................................        800,000          756,000
                    Pharmaceutical Marketing Services 6.25% 2003*.......................        880,000          809,600
                    Medical Products -- 3.2%
                    McKesson Corp. 4.50% 2004...........................................      1,100,000        1,035,375
                                                                                                             ------------
                                                                                                               4,261,175
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 3.3%
                    Business Services -- 3.3%
                    Fisher Scientific International Co., Inc. 4.75% 2003(2).............      1,000,000        1,065,000
                                                                                                             ------------
                    INFORMATION & ENTERTAINMENT -- 6.6%
                    Broadcasting & Media -- 6.6%
                    Comcast Corp. 1.13% 2007............................................      1,000,000          507,500
                    International Cabletel, Inc. 7.25% 2005*............................        225,000          241,875
                    LDDS Communications, Inc. 5.00% 2003................................        600,000          633,000
                    Scandinavian Broadcasting Systems 7.25% 2005........................        700,000          715,750
                                                                                                             ------------
                                                                                                               2,098,125
                                                                                                             ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       CONVERTIBLE BONDS (continued)                           AMOUNT           VALUE
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 6.3%
                    Communication Equipment -- 2.7%
                    General Instrument Corp. 5.00% 2000.................................    $   800,000      $   879,000
                    Software -- 3.6%
                    First Financial Management Corp. 5.00% 1999.........................        450,000          718,650
                    Spectrum Holobyte, Inc. 6.50% 2002*.................................        575,000          418,313
                                                                                                             ------------
                                                                                                               2,015,963
                                                                                                             ------------
                    MATERIALS -- 4.3%
                    Chemicals -- 2.7%
                    RPM, Inc. zero coupon 2012..........................................      2,000,000          857,500
                    Forest Products -- 1.6%
                    Cemex SA 4.25% 1997*................................................        600,000          505,500
                                                                                                             ------------
                                                                                                               1,363,000
                                                                                                             ------------
                    REAL ESTATE -- 3.9%
                    Real Estate Companies -- 2.4%
                    Hong Kong Land Co. 4.00% 2001.......................................        500,000          421,250
                    Liberty Property Ltd. 8.00% 2001....................................        350,000          359,625
                    Real Estate Investment Trusts -- 1.5%
                    IRT Property Co. 7.30% 2003.........................................        500,000          475,000
                                                                                                             ------------
                                                                                                               1,255,875
                                                                                                             ------------
                    SERVICES -- 3.4%
                    Transportation -- 3.4%
                    AMR Corp. 6.13% 2024................................................      1,050,000        1,086,750
                                                                                                             ------------
                    TOTAL CONVERTIBLE BONDS (cost: $19,660,377).........................                      19,667,032
                                                                                                             ------------

                                    CONVERTIBLE PREFERRED STOCK -- 35.5%                       SHARES
                    -----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 2.7%
                    Automotive -- 2.7%
                    General Motors Corp., Series C $3.25................................         12,000          879,000
                                                                                                             ------------
                    CONSUMER STAPLES -- 1.0%
                    Food, Beverage & Tobacco -- 1.0%
                    RJR Nabisco Holdings, Series C 9.25%................................         50,000          318,750
                                                                                                             ------------
                    ENERGY -- 8.6%
                    Energy Services -- 2.5%
                    Occidental Petroleum Corp. $3.88*...................................         15,000          817,500
                    Energy Sources -- 6.1%
                    Ashland Oil Co. $3.13...............................................         17,600        1,036,200
                    Unocal Corp. 7.00%*.................................................         17,000          907,375
                                                                                                             ------------
                                                                                                               2,761,075
                                                                                                             ------------
                    FINANCE -- 14.2%
                    Banks -- 3.7%
                    Ahmanson (H.F.) & Co. 6.00%.........................................         20,000        1,182,500

---------------------

                                  CONVERTIBLE PREFERRED STOCK (continued)                      SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------

                    FINANCE (continued)
                    Insurance -- 10.5%
                    Allstate Corp. 6.76%................................................         20,000      $   820,000
                    Conseco, Inc. 6.50%.................................................         10,000          530,000
                    Jefferson Pilot Corp. 7.25%.........................................         13,000          950,625
                    Kemper Corp., Series E 5.75%*.......................................         20,000        1,052,500
                                                                                                             ------------
                                                                                                               4,535,625
                                                                                                             ------------
                    HEALTHCARE -- 1.2%
                    Medical Products -- 1.2%
                    US Surgical Corp. 9.76%.............................................         15,000          378,750
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 1.5%
                    Transportation -- 1.5%
                    Continental Airlines Finance Trust 8.50%(3)*........................          9,000          481,500
                                                                                                             ------------
                    INFORMATION & ENTERTAINMENT -- 2.6%
                    Broadcasting & Media -- 2.6%
                    Cablevision Systems Corp., Series I 8.50%...........................         30,000          817,500
                                                                                                             ------------
                    REAL ESTATE -- 3.7%
                    Real Estate Investment Trusts -- 3.7%
                    Security Capital Pacific Trust, Series A 7.00%......................         48,000        1,176,000
                                                                                                             ------------
                    TOTAL CONVERTIBLE PREFERRED STOCK (cost: $10,798,080)...............                      11,348,200
                                                                                                             ------------
                    TOTAL INVESTMENT SECURITIES (cost: $30,458,457).....................                      31,015,232
                                                                                                             ------------
                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 5.2%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $1,665,000)................................................    $ 1,665,000        1,665,000
                                                                                                             ------------
                    TOTAL INVESTMENTS --
                      (cost: $32,123,457)                                         102.1%                      32,680,232
                    Liabilities in excess of other assets --                       (2.1)                        (671,959)
                                                                                  ------                     ------------
                    NET ASSETS --                                                 100.0%                      $32,008,273
                                                                                  ======                     =============



              -----------------------------

              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Security will convert to 6.75% beginning 3/01/96
              (3) Fair Valued Security; see Note 2

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 90.2%                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.4%
                    Buenos Aires Embotelladora SA ADR (Consumer Staples)+...............         6,000      $   123,750
                    Telefonica de Argentina SA ADR (Utilities)..........................         4,000          109,000
                                                                                                            ------------
                                                                                                                232,750
                                                                                                            ------------
                    AUSTRALIA -- 4.4%
                    Advance Bank (Australia) (Finance)..................................        21,807          174,728
                    Amcor Ltd. (Materials)..............................................        93,964          663,489
                    Australia & New Zealand Bank Group (Finance)........................        81,693          383,145
                    Broken Hill Proprietary Ltd. ADR (Materials)........................        46,600          658,094
                    National Australia Bank Ltd. (Finance)..............................        45,183          406,358
                    Qantas Airways Ltd. ADR (Information & Entertainment)*..............         5,600           93,310
                                                                                                            ------------
                                                                                                              2,379,124
                                                                                                            ------------
                    AUSTRIA -- 0.8%
                    EVN Energie-Versorgung Niederoesterreich AG (Utilities).............         2,900          398,522
                                                                                                            ------------
                    BELGIUM -- 0.7%
                    Delhaize Le Lion SA (Consumer Discretionary)........................         9,000          373,089
                                                                                                            ------------
                    BRAZIL -- 0.2%
                    Centrais Eletricas Brasileiras SA - ELETROBRAS ADR (Utilities)......         9,000          121,768
                                                                                                            ------------
                    CANADA -- 1.5%
                    Canadian Pacific Ltd. (Industrial & Commercial)*....................        45,000          815,625
                                                                                                            ------------
                    CHILE -- 0.3%
                    Compania de Telefonos Chile SA ADR (Utilities)......................         2,000          165,750
                                                                                                            ------------
                    DENMARK -- 1.6%
                    Tele Danmark A/S ADR (Utilities)....................................        26,000          718,250
                    Unidanmark A/S (Finance)............................................         2,500          123,818
                                                                                                            ------------
                                                                                                                842,068
                                                                                                            ------------
                    FINLAND -- 1.2%
                    Metsa-Serla Oy (Materials)..........................................         5,000          154,044
                    Nokia Corp. ADR (Information Technology)............................         9,000          349,875
                    Unitas Ltd. (Finance)...............................................        58,600          148,205
                                                                                                            ------------
                                                                                                                652,124
                                                                                                            ------------
                    FRANCE -- 6.2%
                    Banque Nationale de Paris (Finance).................................         3,000          135,328
                    Canal Plus SA (Information & Entertainment).........................           400           74,985
                    Cie de St. Gobain (Materials).......................................         4,797          523,095
                    Euro RSCG Worldwide SA (Information & Entertainment)................         3,470          283,439
                    Groupe Danone (Consumer Staples)....................................         2,033          335,443
                    Renault SA (Consumer Discretionary).................................        16,600          477,966
                    Rhone Poulenc SA, Series A (Healthcare).............................         6,000          128,528

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Societe Generale (Finance)..........................................         3,240      $   400,286
                    Technip SA (Industrial & Commercial)................................         4,100          282,152
                    Total SA, Series B (Energy).........................................         9,782          660,190
                                                                                                            ------------
                                                                                                              3,301,412
                                                                                                            ------------
                    GERMANY -- 3.9%
                    Bayer AG (Healthcare)...............................................         2,600          686,023
                    Daimler-Benz AG (Consumer Discretionary)............................           300          150,993
                    Degussa AG (Industrial & Commercial)................................           200           66,644
                    Deutsche Bank AG (Finance)..........................................         6,500          307,985
                    Mannesmann AG (Industrial & Commercial).............................         1,300          413,880
                    VEBA AG (Utilities).................................................        11,000          466,992
                                                                                                            ------------
                                                                                                              2,092,517
                                                                                                            ------------
                    HONG KONG -- 4.0%
                    Hong Kong Telecommunications, Ltd. (Utilities)......................       240,362          428,968
                    Hutchison Whampoa Ltd. (Real Estate)................................       130,000          791,852
                    Sun Hung Kai Properties Ltd. (Real Estate)..........................        20,000          163,595
                    Swire Pacific Ltd., Class A (Real Estate)...........................       100,000          775,946
                                                                                                            ------------
                                                                                                              2,160,361
                                                                                                            ------------
                    INDIA -- 0.4%
                    ITC Ltd. GDR (Consumer Staples)*....................................        20,000          142,758
                    Reliance Industries GDS (Materials)*................................         5,000           70,000
                                                                                                            ------------
                                                                                                                212,758
                                                                                                            ------------
                    INDONESIA -- 0.4%
                    PT Jaya Real Property (Real Estate)*................................        57,000          154,559
                    PT Semen Gresik (Materials)*........................................        19,000           53,182
                                                                                                            ------------
                                                                                                                207,741
                                                                                                            ------------
                    ITALY -- 1.6%
                    Banca Commerciale Italiana S.p.A. (Finance).........................       110,000          234,805
                    STET (Utilities)....................................................       224,000          633,300
                                                                                                            ------------
                                                                                                                868,105
                                                                                                            ------------
                    JAPAN -- 25.7%
                    Chichibu Onoda Cement Co., Ltd. (Materials).........................       120,000          640,387
                    Chugai Pharmaceutical Co., Ltd. (Healthcare)........................        12,000          114,944
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial).............        30,000          508,475
                    Home Wide Corp. (Consumer Discretionary)............................        11,000          129,976
                    Ito-Yokado Co., Ltd. (Consumer Discretionary).......................        10,000          615,981
                    Kawasaki Heavy Industries Ltd. (Industrial & Commercial)............        82,000          377,240
                    Keio Teito Electric Railway Co., Ltd. (Consumer Discretionary)......        19,000          110,596
                    Kyocera Corp. (Information Technology)..............................         3,000          222,857
                    Kyoritsu Air Technology (Industrial & Commercial)...................         7,000           75,932
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)...................         6,000          373,075
                    Minebea Co., Ltd. (Information Technology)..........................        52,000          436,145
                    Mitsubishi Bank Ltd. (Finance)......................................        13,000          305,956
                    Mitsubishi Corp. (Industrial & Commercial)..........................        48,000          590,412
                    Mitsui Petrochemical (Materials)....................................        40,000          327,361
                    Murata Manufacturing Co. (Information Technology)...................         8,000          294,431
                    Nihon Jumbo Co., Ltd. (Materials)...................................         6,000          209,782
                    Nippon Express Co., Ltd. (Industrial & Commercial)..................        20,000          192,542
                    Nippon Telegraph & Telecommunications Corp. (Information &
                      Entertainment)....................................................            51          412,446
                    NKK Corp. (Materials)...............................................        89,000          239,632
                    Nomura Securities International, Inc. (Finance).....................        29,000          631,961
                    Orix Corp. (Industrial & Commercial)................................        10,000          411,622

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Riso Kagaku Corp. (Information Technology)..........................         2,000      $   168,717
                    Sakura Bank Ltd. (Finance)..........................................        30,000          380,630
                    Sankyo Co., Ltd. (Healthcare).......................................        33,000          741,501
                    Sanwa Bank Ltd. (Finance)...........................................         8,000          162,712
                    Sanyo Shinpan Finance Co. (Finance).................................         8,500          699,758
                    Secom Co. (Industrial & Commercial).................................        10,000          695,400
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)...............         7,000          493,559
                    Shimamura Co. (Consumer Discretionary)..............................        17,000          656,949
                    Shohkoh Fund & Co. (Finance)........................................         1,000          187,894
                    Showa Corp. (Consumer Discretionary)................................        21,000          160,881
                    Sony Corp. (Information & Entertainment)............................         9,000          539,564
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)...............        88,000          622,179
                    Sumitomo Trust & Banking Co., Ltd. (Finance)........................        10,000          141,404
                    Toda Construction Co. (Industrial & Commercial).....................        12,000          104,019
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)...................        50,000          653,753
                    Tsutsumi Jewelry Co. (Consumer Discretionary).......................         2,400          120,174
                                                                                                            ------------
                                                                                                             13,750,847
                                                                                                            ------------
                    MALAYSIA -- 1.7%
                    Resorts World Bhd (Information & Entertainment).....................        73,000          390,913
                    Sime Darby Bhd (Industrial & Commercial)............................       198,000          526,243
                                                                                                            ------------
                                                                                                                917,156
                                                                                                            ------------
                    MEXICO -- 0.9%
                    Cemex SA (Materials)................................................        10,000           33,053
                    Fomento Economico Mexicano SA de CV, Series B (Consumer Staples)....        19,000           42,704
                    Grupo Carso SA de CV, Series A (Consumer Staples)...................        22,000          118,626
                    Kimberly-Clark Corp., Series A (Materials)..........................        15,000          226,312
                    Transportacion Maritima Mexicana SA de CV ADR (Industrial &
                      Commercial).......................................................        10,900           81,750
                                                                                                            ------------
                                                                                                                502,445
                                                                                                            ------------
                    NETHERLANDS -- 4.9%
                    Elsevier NV (Information & Entertainment)...........................        35,000          466,754
                    Internationale Nederlanden Groep NV (Finance).......................        13,906          928,973
                    Unilever NV (Consumer Staples)......................................         5,200          730,728
                    Vendex International NV (Consumer Discretionary)....................        16,000          475,603
                                                                                                            ------------
                                                                                                              2,602,058
                                                                                                            ------------
                    NEW ZEALAND -- 1.9%
                    Air New Zealand Ltd. (Information & Entertainment)..................        36,053          122,565
                    Brierley Investments Ltd. (Finance).................................       643,000          508,649
                    Carter Holt Harvey Ltd. (Materials).................................       189,000          407,754
                                                                                                            ------------
                                                                                                              1,038,968
                                                                                                            ------------
                    NORWAY -- 3.7%
                    Christiania Bank Og Kreditkasse (Finance)*..........................        96,800          226,179
                    Kvaerner AS (Industrial & Commercial)...............................        15,000          530,462
                    Orkla AS (Consumer Staples).........................................        12,000          596,770
                    Saga Petroleum (Energy).............................................        47,000          627,003
                                                                                                            ------------
                                                                                                              1,980,414
                                                                                                            ------------
                    PHILIPPINES -- 0.4%
                    Philippine National Bank (Finance)..................................        18,460          204,095
                                                                                                            ------------
                    PORTUGAL -- 0.7%
                    Portugal Telecom SA ADR (Utilities).................................        19,800          376,200
                                                                                                            ------------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 3.5%
                    Development Bank of Singapore (Finance).............................        46,250      $   575,469
                    Keppel Corp. Ltd. (Industrial & Commercial).........................        76,000          676,988
                    Overseas Chinese Banking Corp. Ltd. (Finance).......................        35,000          437,964
                    United Overseas Bank Ltd. (Finance).................................        20,000          192,294
                                                                                                            ------------
                                                                                                              1,882,715
                                                                                                            ------------
                    SPAIN -- 4.8%
                    Acerinox SA (Materials).............................................         1,250          126,443
                    Banco Bilbao Vizcaya (Finance)......................................        21,000          756,554
                    Empresa Nacional de Electricidad ADR (Utilities)....................         4,500          257,625
                    Iberdrola SA (Utilities)............................................        70,000          640,560
                    Repsol SA ADR (Energy)..............................................        20,000          657,500
                    Telefonica de Espana SA (Utilities).................................        10,000          138,500
                                                                                                            ------------
                                                                                                              2,577,182
                                                                                                            ------------
                    SWEDEN -- 1.2%
                    Avesta Sheffield (Materials)........................................        26,700          235,244
                    BT Industries AB (Industrial & Commercial)*.........................        19,100          209,995
                    Stora Kopparbergs, Series A (Materials).............................        18,000          211,455
                                                                                                            ------------
                                                                                                                656,694
                                                                                                            ------------
                    SWITZERLAND -- 3.8%
                    Ciba-Geigy AG (Healthcare)..........................................           850          747,941
                    Nestle SA (Consumer Staples)........................................         1,050        1,161,508
                    Sulzer AG (Healthcare)..............................................           280          149,285
                                                                                                            ------------
                                                                                                              2,058,734
                                                                                                            ------------
                    THAILAND -- 0.6%
                    Bangkok Bank Public Co., Ltd. (Finance).............................         6,000           72,886
                    Bangkok Metropolitan Bank PCL (Finance).............................       103,000           96,090
                    Siam Commercial Bank Public Co., Ltd. (Finance).....................        10,000          131,798
                                                                                                            ------------
                                                                                                                300,774
                                                                                                            ------------
                    UNITED KINGDOM -- 8.8%
                    Bass PLC (Consumer Staples).........................................        39,500          440,763
                    BET PLC (Industrial & Commercial)...................................       513,000        1,011,819
                    Body Shop International PLC (The) (Consumer Staples)................        58,000          137,816
                    British Steel PLC (Materials).......................................       135,000          341,221
                    British Telecommunications PLC (Utilities)..........................       102,000          559,186
                    Northern Foods PLC (Consumer Staples)...............................        38,000          102,097
                    PowerGen PLC (Utilities)............................................        24,293          200,712
                    Rank Organisation PLC (Information & Entertainment).................        80,000          578,972
                    Royal Insurance Holdings PLC (Finance)..............................        80,000          473,987
                    Tomkins PLC (Consumer Staples)......................................        80,000          349,744
                    Vodafone Group PLC (Information & Entertainment)....................       140,000          502,252
                                                                                                            ------------
                                                                                                              4,698,569
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost: $44,213,711)..............................                     48,370,565
                                                                                                            ------------

                                          PREFERRED STOCK -- 0.3%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.3%
                    Brasmotor SA (Consumer Discretionary)...............................       240,000           47,654
                    Centrais Eletricas Brasileiras SA-Electrobras, Series B
                      (Utilities).......................................................       350,000           94,702
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost: $145,329)..............................                        142,356
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $44,359,040).....................                     48,512,921
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                       SHORT-TERM SECURITIES -- 0.9%                          AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 5.18% due 3/21/96 @ (cost: $494,244)...    $  500,000      $   494,328
                                                                                                            ------------

                                        REPURCHASE AGREEMENT -- 8.3%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement @ (See Note 3)
                      (cost: $4,450,000)................................................     4,450,000        4,450,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost: $49,303,284)                            99.7%                                   53,457,249
                    Other assets less liabilities --                  0.3                                       152,214
                                                                   ------                                   ------------
                    NET ASSETS --                                   100.0%                                  $53,609,463
                                                                   ======                                   =============

              -----------------------------

              +  Non-income producing securities
              *  Resale restricted to qualified institutional buyers
              ADR - American Depositary Receipts
              GDR - Global Depositary Receipts
              GDS - Global Depositary Shares
              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    ----------------------------------------------------------------------------------------------------

                                                                                                            UNREALIZED
                    NUMBER OF                                            EXPIRATION       VALUE AS OF      APPRECIATION/
                    CONTRACTS                DESCRIPTION                    DATE       DECEMBER 31, 1995   (DEPRECIATION)
                    ----------------------------------------------------------------------------------------------------
                      3 Long    Deutsche Terminboerse Dax Stock Index
                                  Future..............................  March 1996         $ 477,573          $  (972)
                      8 Long    Hang Seng Index Future -- Hong Kong
                                  Futures.............................  January 1996         524,558           10,657
                     47 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         141,099            3,874
                     50 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         150,105            4,039
                     50 Long    IBEX 35 Future -- Mercado de Opciones
                                  y Futures Financieras...............  January 1996         150,105            3,998
                      4 Long    Tokyo Stock Exchange Topix Future.....  March 1996           610,334           13,380
                      4 Long    Ft-Se 100 Stock Index Future -- London
                                  International Financial Futures &
                                  Options Exchange....................  March 1996           574,928            6,639
                     10 Long    Marche A Terme International de France
                                  CAC 40 Stock Index Future...........  March 1996           773,131            5,214
                      7 Long    All ordinaries share price Stock Index
                                  Future -- Sydney Futures Exchange...  March 1996           290,567           (1,094)
                      3 Long    Toronto 35 Index Future -- Toronto
                                  Futures Exchange....................  March 1996           275,277           (1,509)
                                                                                                           -------------
                                 Net Unrealized Appreciation............................................      $44,226
                                                                                                           ==============

---------------------

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995
                    ----------------------------------------------------------------

                        CONTRACT                  IN              DELIVERY     GROSS UNREALIZED
                       TO DELIVER            EXCHANGE FOR           DATE         APPRECIATION
                    ---------------------------------------------------------------------------
                    USD      290,000      AUD        395,149       3/29/96        $    2,426
                    USD      270,000      CAD        369,846       3/29/96               800
                    USD      470,000      DEM        679,338       3/29/96             5,710
                    USD      420,000      ESP     52,416,000       3/29/96             8,253
                    USD      730,000      FRF      3,645,401       3/29/96            15,504
                    USD      560,000      GBP        368,227       3/29/96            10,638
                                                                               ----------------
                                                                                      43,331
                                                                               ----------------

                                                                               GROSS UNREALIZED
                                                                                 DEPRECIATION
                    ---------------------------------------------------------------------------
                    FRF    4,890,400     USD       1,000,000      5/10/96        $     (355)
                    USD      600,000     JPY      59,814,000      3/29/96           (13,171)
                    NLG      962,070     USD         600,000      3/27/96            (2,590)
                    CHF      918,560     USD         800,000      3/27/96            (3,704)
                                                                               ----------------
                                                                                     (19,820)
                                                                               ----------------
                             Net Appreciation.............................        $   23,511
                                                                               ==============
                    AUD  -- Australian Dollar
                    CAD  -- Canadian Dollar
                    CHF  -- Swiss Franc
                    DEM -- Deutsche Mark
                    ESP  -- Spanish Peseta
                    FRF  -- French Franc
                    GBP  -- Pound Sterling
                    JPY  -- Japanese Yen
                    NLG  -- Netherlands Guilder
                    USD  -- United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                           COMMON STOCK -- 95.6%                               SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------

                    ENERGY -- 26.1%
                    Energy Sources -- 26.1%
                    Amerada Hess Corp. .................................................         17,390      $   921,670
                    Amoco Corp. ........................................................          9,000          646,875
                    Anadarko Petroleum Corp. ...........................................         10,000          541,250
                    Anderson Exploration Ltd. ..........................................         32,844          336,738
                    Barrett Resources Corp.+............................................         20,000          587,500
                    Canadian Natural Resources Ltd. ADR.................................         30,000          436,653
                    Enron Oil And Gas Co. ..............................................          9,600          230,400
                    Exxon Corp. ........................................................         10,000          801,250
                    Northstar Energy Corp. .............................................         30,000          310,326
                    PanCanadian Petroleum Ltd. ADR......................................         20,000          768,949
                    Poco Petroleum Ltd. ADR+............................................         40,000          296,595
                    Santa Fe Energy Resources, Inc. ....................................         30,000          288,750
                    Talisman Energy, Inc. ..............................................         27,000          546,228
                    Unocal Corp. .......................................................         29,020          845,208
                                                                                                             ------------
                                                                                                               7,558,392
                                                                                                             ------------
                    INDUSTRIAL & COMMERCIAL -- 1.9%
                    Transportation -- 1.9%
                    Canadian Pacific Ltd. ADR...........................................         30,000          543,750
                                                                                                             ------------
                    MATERIALS -- 67.6%
                    Forest Products -- 18.4%
                    Boise Cascade Corp. ................................................         28,500          986,812
                    Bowater, Inc. ......................................................          7,000          248,500
                    International Paper Co. ............................................         20,000          757,500
                    Longview Fibre Co. .................................................         30,000          487,500
                    Rayonier, Inc. .....................................................         10,000          333,750
                    Temple-Inland, Inc. ................................................         14,500          639,813
                    Weyerhaeuser Co. ...................................................         30,000        1,297,500
                    Willamette Industries, Inc. ........................................         10,000          562,500
                    Metals & Minerals -- 49.2%
                    Agnico Eagle Mines Ltd. ............................................         16,000          202,000
                    Alcan Aluminum Ltd. ................................................         20,000          622,500
                    Alcan Australia.....................................................        144,000          353,204
                    Algoma Steel, Inc. .................................................        170,000          637,500
                    Alumax, Inc.+.......................................................          9,200          281,750
                    Aluminum Co. of America.............................................         13,600          719,100
                    Barrick Gold Corp. .................................................         29,800          785,975
                    Carbide/Graphite Group, Inc.+.......................................         21,100          303,313
                    Commonwealth Aluminum Corp. ........................................          3,550           55,025
                    Dominion Mining Ltd. ADR............................................        698,400          142,753
                    Easco, Inc. ........................................................         59,000          508,875
                    Freeport McMoRan Copper & Gold, Inc. ...............................         36,700        1,027,600
                    Hecla Mining Co. ...................................................         17,300          118,938
                    Homestake Mining Co. ...............................................         19,685          307,578
                    J & L Specialty Steel, Inc. ........................................         23,600          442,500

---------------------

                                          COMMON STOCK (continued)                             SHARES           VALUE
                    -----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    Newcrest Mining Ltd. ADR............................................         93,148      $   391,867
                    Newmont Gold Co. ...................................................         22,600          988,750
                    Newmont Mining Corp. ...............................................         10,150          459,287
                    Noranda, Inc. ......................................................         30,000          615,159
                    North Flinders Mines Ltd. ..........................................         66,400          370,644
                    Pegasus Gold, Inc. .................................................         10,000          138,750
                    Phelps Dodge Corp. .................................................         12,000          747,000
                    Placer Dome, Inc. ..................................................         20,000          482,500
                    Poseidon Gold Ltd. ADR..............................................        157,405          313,546
                    RTZ Corp. PLC.......................................................         20,000          290,728
                    Santa Fe Pacific Gold Corp. ........................................         64,000          776,000
                    Sons of Gwalia Ltd. ADR.............................................        133,000          731,530
                    Usinor Sacilor......................................................         31,100          411,216
                    Western Mining Corp. Holdings Ltd. ADS..............................        160,000        1,027,501
                                                                                                             ------------
                                                                                                              19,566,964
                                                                                                             ------------
                    TOTAL INVESTMENT SECURITIES (cost: $23,834,314).....................                      27,669,106
                                                                                                             ------------

                                                                                             PRINCIPAL
                                        REPURCHASE AGREEMENT -- 7.9%                           AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $2,275,000)................................................    $ 2,275,000        2,275,000
                                                                                                             ------------
                    TOTAL INVESTMENTS  --
                      (cost: $26,109,314)                             103.5%                                  29,944,106
                    Liabilities in excess of other assets --           (3.5)                                  (1,002,735)
                                                                      -----                                 ------------
                    NET ASSETS --                                     100.0%                                 $28,941,371
                                                                      =====                                =============


              -----------------------------

              + Non-income producing securities
              ADR - American Depositary Receipts
              ADS - American Depositary Shares

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 1995

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 98.2%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    FINANCE -- 13.6%
                    American General Corp. 9.70% 1998...................................    $  250,000      $   269,535
                    Household Finance Corp. 9.80% 1998..................................       250,000          271,127
                    International Lease Finance Corp. 7.50% 1999........................       250,000          262,343
                    Japan Financial Corp. 9.25% 1998....................................       300,000          327,054
                    Morgan (J.P.) & Co., Inc. zero coupon 1998..........................       450,000          396,040
                    United Virginia Bankshares, Inc. 8.63% 1998.........................       200,000          211,846
                                                                                                            ------------
                                                                                                              1,737,945
                                                                                                            ------------
                    SUPRANATIONALS -- 3.8%
                    International Bank for Reconstruction & Development zero coupon
                      1998..............................................................       550,000          485,239
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 74.8%
                    Federal Judiciary Office Building zero coupon 1998..................     1,000,000          870,160
                    Federal National Mortgage Association zero coupon 1998..............     2,000,000        1,737,298
                    Government Trust Certificates Series 3D zero coupon 1998............     1,500,000        1,287,525
                    Government Trust Certificates Series T zero coupon 1998.............     2,600,000        2,231,710
                    Tennessee Valley Authority zero coupon 1998.........................     1,000,000          846,960
                    Treasury Investment Growth Receipts zero coupon 1998................     1,000,000          861,040
                    United States Treasury Note Strip zero coupon 1998..................       500,000          430,880
                    United States Treasury Note Strip Prior zero coupon 1998............     1,500,000        1,292,460
                                                                                                            ------------
                                                                                                              9,558,033
                                                                                                            ------------
                    UTILITIES -- 6.0%
                    Michigan Bell Telephone Co. 9.25% 1998..............................       300,000          328,476
                    Quebec Hydroelectric 9.55% 1998.....................................       100,000          106,867
                    Virginia Electric & Power Co. 9.38% 1998............................       300,000          325,068
                                                                                                            ------------
                                                                                                                760,411
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost: $11,855,719).....................                     12,541,628
                                                                                                            ------------
                                        REPURCHASE AGREEMENT -- 1.7%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (See Note 3)
                      (cost: $225,000)..................................................       225,000          225,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost: $12,080,719)                                         99.9%                      12,766,628
                    Other assets less liabilities --                               0.1                            7,557
                                                                                 ------                    ------------
                    NET ASSETS --                                                100.0%                    $12,774,185
                                                                                =======                    =============

                      See Notes to Financial Statements

---------------------

                           (INTENTIONALLY LEFT BLANK)

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                     MONEY      GOVERNMENT &      FIXED
                                                                    MARKET      QUALITY BOND     INCOME         GROWTH
                                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*.............................  $        --   $201,795,749   $27,335,947   $305,109,809
    Short-term securities*......................................   90,289,341             --            --             --
    Repurchase agreements*......................................           --     36,575,000       145,000      3,325,000
    Cash........................................................        1,745          2,034         4,149             --
    Foreign currency............................................           --             --            --             --
    Receivables for --
      Sales of investments......................................    3,047,073             --     2,504,538        607,171
      Fund shares sold..........................................      483,735        298,309        18,364         59,977
      Dividends and interest....................................      121,994      2,266,766       518,310        359,079
      Variation margin on future contracts......................           --             --            --             --
    Receivable for foreign currency contracts sold..............           --             --            --             --
    Prepaid expenses............................................       17,817         39,845         8,231         36,607
    Unrealized appreciation of foreign currency contracts.......           --             --            --             --
                                                                  --------------------------------------------------------
             Total assets.......................................   93,961,705    240,977,703    30,534,539    309,497,643
                                                                  --------------------------------------------------------
    LIABILITIES:
    Payables for --
      Purchases of investments..................................           --     15,046,042     2,501,302        844,335
      Fund shares redeemed......................................      183,824        126,389        22,292        223,889
      Management fees...........................................       40,317        118,448        14,717        190,721
      Foreign currency contracts................................           --             --            --             --
      Due to custodian bank.....................................           --             --            --        236,579
    Other accrued expenses......................................       45,881        108,096        21,426        144,675
    Unrealized depreciation of foreign currency contracts.......           --             --            --             --
                                                                  --------------------------------------------------------
             Total liabilities..................................      270,022     15,398,975     2,559,737      1,640,199
                                                                  --------------------------------------------------------
    NET ASSETS:.................................................  $93,691,683   $225,578,728   $27,974,802   $307,857,444
                                                                  ========================================================
    Shares of beneficial interest outstanding (unlimited shares
      authorized)...............................................   93,691,683     15,853,025     1,976,278     15,804,750
    Net asset value per share...................................  $      1.00    $     14.23    $    14.16    $     19.48
                                                                  ========================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in.............................................  $93,691,683   $204,166,066   $27,090,425   $237,393,719
    Accumulated undistributed net investment income (loss)......          721     14,101,885     1,886,024      1,525,191
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and options contracts......         (721)       450,358    (2,612,922)    13,868,992
    Unrealized appreciation of investments and short-term
      securities................................................           --      6,860,419     1,611,275     55,069,542
    Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................           --             --            --             --
    Unrealized appreciation on futures contracts................           --             --            --             --
                                                                  -------------------------------------------------------
                                                                  $93,691,683   $225,578,728   $27,974,802   $307,857,444
                                                                  =======================================================
    ---------------
    *Cost
     Investment securities......................................  $        --   $194,935,330   $25,724,672   $250,040,267
                                                                  =======================================================
     Short-term securities and repurchase agreements............  $90,289,341    $36,575,000    $  145,000    $ 3,325,000
                                                                  =======================================================

    See Notes to Financial Statements

---------------------

                      STRATEGIC                     CAPITAL      CONVERTIBLE     FOREIGN       NATURAL
       HIGH YIELD    MULTI-ASSET   MULTI-ASSET    APPRECIATION   SECURITIES    SECURITIES     RESOURCES    TARGET '98
       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------
      $43,368,315   $61,634,388   $156,475,287   $327,989,950   $31,015,232   $48,512,921   $27,669,106   $12,541,628
               --            --             --        790,925            --       494,328            --            --
        2,340,000     2,135,000     16,315,000     31,635,000     1,665,000     4,450,000     2,275,000       225,000
              184         1,689            936             --         3,256         1,131         2,724         4,736
               --           730             --             --            --            23            --            --
          129,270        67,268             --             --            --        97,162            --            --
              254         3,120         15,024        220,264         1,228        45,827        33,598           734
        1,048,127       390,043        739,347         72,627       308,086       225,338        33,634        32,126
               --            --             --             --            --         3,400            --            --
               --       135,908             --      1,059,813            --       154,966       401,392            --
            8,578        13,165         27,170          8,233         3,079         3,602         1,538           674
               --            --             --             --            --        43,331            --            --
      ----------------------------------------------------------------------------------------------------------------
       46,894,728    64,381,311    173,572,764    361,776,812    32,995,881    54,032,029    30,416,992    12,804,898
      ----------------------------------------------------------------------------------------------------------------
               --        95,357      5,015,347      3,224,337       894,442        58,395       998,066            --
           16,636        14,417        102,490        859,051        47,103        85,031        32,380         6,954
           27,775        54,332        142,913        204,116        19,311        40,644        18,184         6,770
               --       135,825             --      1,058,157            --       155,523       400,393            --
               --            --             --         53,512            --            --            --            --
           33,579        55,378         69,206        159,600        26,752        63,153        26,598        16,989
               --           142             --             --            --        19,820            --            --
      ----------------------------------------------------------------------------------------------------------------
           77,990       355,451      5,329,956      5,558,773       987,608       422,566     1,475,621        30,713
      ----------------------------------------------------------------------------------------------------------------
      $46,816,738   $64,025,860   $168,242,808   $356,218,039   $32,008,273   $53,609,463   $28,941,371   $12,774,185
      ======================================================================================================================
        5,618,366     5,435,876     12,901,232     15,340,737     2,665,182     4,537,636     1,914,023     1,010,380
      $      8.33    $    11.78    $     13.04    $     23.22    $    12.01    $    11.81    $    15.12    $    12.64
      ======================================================================================================================
      $55,823,789    $47,268,718   $121,349,884   $270,779,204   $31,187,505   $50,930,931   $24,446,526   $11,139,562
        4,658,768     1,761,777      5,315,320        918,755     1,734,211       738,683       325,546     1,203,164
      (14,710,104)    3,768,451      9,803,919     16,195,459    (1,470,237)   (2,288,863)      334,238      (254,450)
        1,044,285    11,224,958     31,773,693     68,323,989       556,775     4,153,965     3,834,792       685,909
               --         1,956             (8)           632            19        30,521           269            --
               --            --             --             --            --        44,226            --            --
      ----------------------------------------------------------------------------------------------------------------
      $46,816,738   $64,025,860   $168,242,808   $356,218,039   $32,008,273   $53,609,463   $28,941,371   $12,774,185
      ======================================================================================================================
      $42,324,030   $50,409,430   $124,701,594   $259,666,326   $30,458,457   $44,359,040   $23,834,314   $11,855,719
      ======================================================================================================================
      $ 2,340,000    $2,135,000    $16,315,000    $32,425,560    $1,665,000    $4,944,244    $2,275,000    $  225,000
      ======================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                  GOVERNMENT
                                                                                       &
                                                                       MONEY        QUALITY       FIXED
                                                                       MARKET        BOND         INCOME       GROWTH
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest.....................................................  $6,871,195   $15,722,556   $2,043,953   $  681,522
      Dividends*...................................................          --            --           --     3,196,331
                                                                     ---------------------------------------------------
             Total income..........................................   6,871,195    15,722,556    2,043,953     3,877,853
                                                                     ---------------------------------------------------
    Expenses:
      Investment management fees...................................     569,193     1,346,394      174,815     2,044,069
      Custodian fees...............................................      41,865        99,995       31,520       112,190
      Audit and tax consulting fees................................      22,695        45,840       12,090        61,440
      Reports to Investors.........................................       5,340        65,125        1,070        87,955
      Trustees' fees...............................................       9,544        17,844        1,239        20,300
      Insurance expense............................................       2,951         5,882          766         6,640
      Legal fees...................................................       1,175         3,020           --         4,325
      Other expenses...............................................       4,363         6,344        1,870         6,388
                                                                     ---------------------------------------------------
             Total expenses........................................     657,126     1,590,444      223,370     2,343,307
                                                                     ---------------------------------------------------
    Net Investment income..........................................   6,214,069    14,132,112    1,820,583     1,534,546
                                                                     ---------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain (loss) on investments........................          --     8,288,042      450,299    13,885,804
    Net realized foreign exchange gain (loss) on other assets and
      liabilities..................................................          --            --           --         1,682
    Net realized loss on futures contracts.........................          --            --           --            --
    Change in unrealized appreciation/depreciation of
      investments..................................................          --    16,257,191    2,644,460    48,038,490
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities.......................................          --            --           --            --
    Change in unrealized appreciation/depreciation on futures
      contracts....................................................          --            --           --            --
                                                                     ---------------------------------------------------
    Net realized and unrealized gain on investments and
      foreign currencies...........................................          --    24,545,233    3,094,759    61,925,976
                                                                     ---------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........  $6,214,069   $38,677,345   $4,915,342   $63,460,522
                                                                     ======================================================

---------------
    * Net of foreign withholding taxes of $46,220; $64,926; $14,210; $77,691;
      $185,443; and $13,460 on Growth, Strategic Multi-Asset, Multi-Asset, Capital Appreciation, Foreign Securities and Natural Resources, respectively.

    See Notes to Financial Statements

---------------------

                    STRATEGIC                    CAPITAL     CONVERTIBLE   FOREIGN      NATURAL
      HIGH YIELD   MULTI-ASSET   MULTI-ASSET   APPRECIATION  SECURITIES   SECURITIES   RESOURCES    TARGET '98
      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
      --------------------------------------------------------------------------------------------------------
     $4,933,551    $1,766,450    $5,153,507    $1,954,396   $1,088,553    $ 181,384    $ 105,518    $1,194,014
         44,509       764,239     1,932,926     1,242,798      886,033    1,236,785      484,777           --
      --------------------------------------------------------------------------------------------------------
      4,978,060     2,530,689     7,086,433     3,197,194    1,974,586    1,418,169      590,295     1,194,014
      ---------------------------------------------------------------------------------------------------------
        346,773       640,025     1,671,735     1,992,705      229,671      525,490      195,327        98,847
         47,710       130,500        69,005       114,510       29,665      155,500       38,565        23,025
         15,640        18,360        36,570        70,015       12,695       16,380       12,575         9,540
          1,605         2,490         6,585       104,535        1,605        3,025        8,650           535
          3,881         4,999        13,338        20,914        1,400        4,757        1,551         1,188
          1,219         1,703         4,334         5,948          949        1,965          596           456
             --           640         2,045         3,825           --          961           --            --
            666         2,634         4,892         4,934        2,003        2,640        1,587         1,605
      ---------------------------------------------------------------------------------------------------------
        417,494       801,351     1,808,504     2,317,386      277,988      710,718      258,851       135,196
      ---------------------------------------------------------------------------------------------------------
      4,560,566     1,729,338     5,277,929       879,808    1,696,598      707,451      331,444     1,058,818
      --------------------------------------------------------------------------------------------------------
       (574,848)    3,804,739     9,801,363    16,341,623     (605,935)   3,192,282      765,009       (73,496)
             --        62,813        54,742        45,778         (843)     177,598         (594)           --
             --            --            --       (49,594)          --           --           --            --
      4,437,941     7,569,691    22,147,546    63,564,898    3,911,087    2,451,554    3,011,630     1,322,217
             --       (45,810)           12           639           32     (113,395)         342            --
             --            --            --        96,925           --       44,226           --            --
      ---------------------------------------------------------------------------------------------------------
      3,863,093    11,391,433    32,003,663    80,000,269    3,304,341    5,752,265    3,776,387     1,248,721
      --------------------------------------------------------------------------------------------------------
     $8,423,659   $13,120,771   $37,281,592   $80,880,077   $5,000,939   $6,459,716   $4,107,831    $2,307,539
      =========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                             GOVERNMENT &       FIXED
                                                             MONEY MARKET    QUALITY BOND      INCOME         GROWTH
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................................  $  6,214,069    $ 14,132,112    $1,820,583    $  1,534,546
    Net realized gain (loss) on investments................            --       8,288,042       450,299      13,885,804
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --              --            --           1,682
    Net realized loss on futures contracts.................            --              --            --              --
    Change in unrealized appreciation/depreciation of
      investments..........................................            --      16,257,191     2,644,460      48,038,490
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.........................            --              --            --              --
    Change in unrealized appreciation/depreciation on
      futures contracts....................................            --              --            --              --
                                                             -----------------------------------------------------------
    Net increase in net assets resulting from operations...     6,214,069      38,677,345     4,915,342      63,460,522
                                                             -----------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income...................    (6,214,069)    (15,800,000)   (2,175,000)       (600,000)
    Distributions from net realized gains on investments...            --              --            --     (45,075,000)
                                                             -----------------------------------------------------------
    Total Dividends........................................    (6,214,069)    (15,800,000)   (2,175,000)    (45,675,000)
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............................   174,371,348      82,378,525     3,593,837     134,319,676
    Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     6,214,069      15,800,000     2,175,000      45,675,000
    Cost of shares repurchased.............................  (212,898,151)   (128,007,378)   (9,116,475)   (136,071,781)
                                                             -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions...........................   (32,312,734)    (29,828,853)   (3,347,638)     43,922,895
                                                             -----------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS................   (32,312,734)     (6,951,508)     (607,296)     61,708,417
    NET ASSETS:
    Beginning of period....................................   126,004,417     232,530,236    28,582,098     246,149,027
                                                             -----------------------------------------------------------
    End of period..........................................  $ 93,691,683    $225,578,728   $27,974,802    $307,857,444
                                                             ===============================================================
    ---------------
    Undistributed net investment income....................  $        721    $ 14,101,885    $1,886,024    $  1,525,191
                                                             ===============================================================
    Shares issued and repurchased:
    Sold...................................................   174,371,348       5,911,036       260,087       6,859,732
    Issued in reinvestment of dividends and
      distributions........................................     6,214,069       1,159,208       160,992       2,382,629
    Repurchased............................................  (212,898,151)     (9,292,985)     (660,807)     (6,977,008)
                                                             -----------------------------------------------------------
    Net increase (decrease)................................   (32,312,734)     (2,222,741)     (239,728)      2,265,353
                                                             ===============================================================

    See Notes to Financial Statements

---------------------

                      STRATEGIC                       CAPITAL      CONVERTIBLE      FOREIGN        NATURAL
       HIGH YIELD    MULTI-ASSET    MULTI-ASSET    APPRECIATION     SECURITIES     SECURITIES     RESOURCES     TARGET '98
       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------------
      $ 4,560,566    $ 1,729,338    $ 5,277,929    $    879,808    $ 1,696,598    $   707,451    $   331,444    $1,058,818
         (574,848)     3,804,739      9,801,363      16,341,623       (605,935)     3,192,282        765,009       (73,496)
               --         62,813         54,742          45,778           (843)       177,598           (594)           --
               --             --             --         (49,594)            --             --             --            --
        4,437,941      7,569,691     22,147,546      63,564,898      3,911,087      2,451,554      3,011,630     1,322,217
               --        (45,810)            12             639             32       (113,395)           342            --
               --             --             --          96,925             --         44,226             --            --
      ---------------------------------------------------------------------------------------------------------------------
        8,423,659     13,120,771     37,281,592      80,880,077      5,000,939      6,459,716      4,107,831     2,307,539
      ---------------------------------------------------------------------------------------------------------------------
       (5,345,000)    (1,125,000)    (5,910,000)     (2,145,000)    (2,059,675)      (279,273)      (365,000)   (1,285,000)
               --     (8,585,000)   (12,550,000)     (2,960,000)    (1,515,325)       (55,727)      (510,000)           --
      ---------------------------------------------------------------------------------------------------------------------
       (5,345,000)    (9,710,000)   (18,460,000)     (5,105,000)    (3,575,000)      (335,000)      (875,000)   (1,285,000)
       29,986,515      4,822,892     20,218,971     288,502,705      4,402,376     31,832,730     27,421,662     1,032,164
        5,345,000      9,710,000     18,460,000       5,105,000      3,575,000        335,000        875,000     1,285,000
      (39,650,684)   (19,275,150)   (53,417,004)   (242,708,947)   (12,390,422)   (53,323,700)   (23,817,885)   (9,759,706)
      ---------------------------------------------------------------------------------------------------------------------
       (4,319,169)    (4,742,258)   (14,738,033)     50,898,758     (4,413,046)   (21,155,970)     4,478,777    (7,442,542)
      ---------------------------------------------------------------------------------------------------------------------
       (1,240,510)    (1,331,487)     4,083,559     126,673,835     (2,987,107)   (15,031,254)     7,711,608    (6,420,003)
       48,057,248     65,357,347    164,159,249     229,544,204     34,995,380     68,640,717     21,229,763    19,194,188
      ---------------------------------------------------------------------------------------------------------------------
      $46,816,738    $64,025,860   $168,242,808    $356,218,039    $32,008,273    $53,609,463    $28,941,371   $12,774,185
      ============================================================================================================================
      $ 4,658,768    $ 1,761,777    $ 5,315,320    $    918,755    $ 1,734,211    $   738,683    $   325,546    $1,203,164
      ============================================================================================================================
        3,623,914        408,481      1,590,143      13,911,588        362,321      2,954,097      1,917,837        80,359
          669,800        853,251      1,463,918         213,867        302,453         29,698         56,379       104,727
       (4,777,982)    (1,615,387)    (4,174,813)    (11,890,507)    (1,026,033)    (4,950,332)    (1,657,363)     (748,356)
      ---------------------------------------------------------------------------------------------------------------------
         (484,268)      (353,655)    (1,120,752)      2,234,948       (361,259)    (1,966,537)       316,853      (563,270)
      ============================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                              GOVERNMENT &
                                                              MONEY MARKET    QUALITY BOND    FIXED INCOME      GROWTH
                                                                PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    ----------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income (loss)............................. $  5,053,075     $ 16,092,101    $ 2,210,718   $    589,312
    Net realized gain (loss) on investments..................            --      (7,986,242)    (1,301,569)    45,029,897
    Net realized foreign exchange gain (loss) on other assets
      and liabilities........................................            --              --             --         (2,613)
    Net realized loss on futures contracts...................            --              --             --        (60,773)
    Change in unrealized appreciation/depreciation of
      investments............................................            --     (16,641,129)    (2,198,588)   (59,903,478)
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities...........................            --              --             --             --
    Change in unrealized appreciation/depreciation on futures
      contracts..............................................            --              --             --        109,200
                                                              ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations.............................................     5,053,075      (8,535,270)    (1,289,439)   (14,238,455)
                                                              ------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Dividends from net investment income.....................    (5,053,075)    (13,100,000)    (2,700,000)      (651,000)
    Distributions from net realized gains on investments.....            --      (3,391,923)            --    (37,838,174)
                                                              ------------------------------------------------------------
    Total dividends and distributions paid to shareholders...    (5,053,075)    (16,491,923)    (2,700,000)   (38,489,174)
                                                              ------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold................................   322,223,508     129,783,476      7,041,126    114,004,262
    Proceeds from shares issued for reinvestment of dividends
      and distributions......................................     5,053,075      16,491,923      2,700,000     38,489,174
    Cost of shares repurchased...............................  (300,580,693)   (153,377,529)   (18,285,252)  (164,666,850)
                                                              ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions.............................    26,695,890      (7,102,130)    (8,544,126)   (12,173,414)
                                                              ------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS..................    26,695,890     (32,129,323)   (12,533,565)   (64,901,043)
    NET ASSETS:
    Beginning of period......................................    99,308,527     264,659,559     41,115,663    311,050,070
                                                              ------------------------------------------------------------
    End of period............................................ $ 126,004,417   $ 232,530,236   $ 28,582,098   $246,149,027
                                                              ===========================================================
    ---------------
    Undistributed Net Investment Income...................... $          --   $  15,789,649   $  2,166,226   $    588,113
                                                              ===========================================================
    Shares issued and repurchased:
    Sold.....................................................   322,223,508       9,507,500        499,156      5,504,059
    Issued in reinvestment of dividends and distributions....     5,053,075       1,289,439        209,465      2,070,424
    Repurchased..............................................  (300,580,693)    (11,332,089)    (1,320,604)    (7,970,971)
                                                              ------------------------------------------------------------
    Net increase (decrease)..................................    26,695,890        (535,150)      (611,983)      (396,488)
                                                              ============================================================

    See Notes to Financial Statements

---------------------

                    STRATEGIC                       CAPITAL      CONVERTIBLE      FOREIGN        NATURAL
     HIGH YIELD    MULTI-ASSET    MULTI-ASSET    APPRECIATION     SECURITIES     SECURITIES     RESOURCES     TARGET '98
     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
     -------------------------------------------------------------------------------------------------------------------

    $  5,240,121   $  1,306,606   $  5,471,540   $    (204,197)  $  2,001,673   $    795,683   $    359,570   $1,320,838

      (1,823,863)     8,365,992     13,105,843       5,912,034        748,435      6,316,998        340,375       33,190
              --        (23,792)      (113,378)        (30,358)           690        648,570        (23,942)          --
              --        (14,492)       (18,332)       (672,334)            --             --             --           --

      (6,331,551)   (11,630,124)   (22,083,098)    (12,793,677)    (6,810,303)   (11,076,911)    (1,087,698)  (2,240,674)
              --         64,785            364              (7)           283        172,636            (95)          --

              --            150            450          (7,350)            --             --             --           --
      -------------------------------------------------------------------------------------------------------------------

      (2,915,293)    (1,930,875)    (3,636,611)     (7,795,889)    (4,059,222)    (3,143,024)      (411,790)    (886,646)
      -------------------------------------------------------------------------------------------------------------------

      (6,300,000)      (976,000)    (6,102,000)             --     (1,537,000)      (212,000)      (175,000)  (1,650,000)
              --    (11,425,149)   (19,208,777)    (22,323,210)    (3,502,058)            --       (166,804)    (110,379)
      -------------------------------------------------------------------------------------------------------------------
      (6,300,000)   (12,401,149)   (25,310,777)    (22,323,210)    (5,039,058)      (212,000)      (341,804)  (1,760,379)
      -------------------------------------------------------------------------------------------------------------------

      67,332,548      9,928,946     20,436,178     278,365,698     13,449,452     77,332,563     27,993,570    5,380,948
       6,300,000     12,401,149     25,310,777      22,323,210      5,039,058        212,000        341,804    1,760,379
     (95,663,040)   (19,107,059)   (61,540,644)   (223,541,035)   (15,949,592)   (78,128,558)   (24,606,646)  (5,800,361)
      -------------------------------------------------------------------------------------------------------------------

     (22,030,492)     3,223,036    (15,793,689)     77,147,873      2,538,918       (583,995)     3,728,728    1,340,966
      -------------------------------------------------------------------------------------------------------------------
     (31,245,785)   (11,108,988)   (44,741,077)     47,028,774     (6,559,362)    (3,939,019)     2,975,134   (1,306,059)
      79,303,033     76,466,335    208,900,326     182,515,430     41,554,742     72,579,736     18,254,629   20,500,247
      -------------------------------------------------------------------------------------------------------------------
    $ 48,057,248   $ 65,357,347   $164,159,249   $ 229,544,204   $ 34,995,380   $ 68,640,717   $ 21,229,763  $19,194,188
      ===================================================================================================================

    $  5,338,966   $  1,069,869   $  5,902,500   $          --   $  2,089,605   $    188,634   $    358,400   $1,278,815
      ===================================================================================================================

       7,532,098        756,391      1,559,801      14,852,505        953,509      7,099,164      2,029,112      396,096
         793,451      1,067,225      2,137,735       1,248,502        408,021         19,099         24,088      142,772
     (10,628,944)    (1,472,803)    (4,727,375)    (11,993,003)    (1,185,606)    (7,256,217)    (1,825,654)    (435,632)
      -------------------------------------------------------------------------------------------------------------------
      (2,303,395)       350,813     (1,029,839)      4,108,004        175,924       (137,954)       227,546      103,236
      ==================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Effective December 1, 1992, the Aggressive Growth Portfolio and Aggressive Multi-Asset Portfolio changed their names to the Capital Appreciation Portfolio and the Strategic Multi-Asset Portfolio, respectively.

  Prior to January 18, 1990, all of the shares of the Trust were owned by certain separate accounts of Integrated Resources Life Insurance Company ("IR Life"), The Capitol Life Insurance Company ("Capitol Life"), and Presidential Life Insurance Company. On that date, Anchor National Life Insurance Company ("Anchor National") acquired, on an assumption reinsurance basis, all of the variable annuity and variable life insurance contracts issued by IR Life, including certain variable annuity contracts which had been assumed previously by IR Life from Capitol Life. In connection with these transactions, all of the separate accounts of IR Life and Capitol Life that previously owned shares of the Trust were transferred to Anchor National. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc. ("SunAmerica"). Phoenix Mutual Life Insurance Company ("Phoenix") subsequently acquired on an assumption reinsurance basis, all of Anchor National's variable life contracts and, accordingly, certain separate accounts of Anchor National owning shares of the Trust were transferred to Phoenix. On September 3, 1992, First SunAmerica Life Insurance Company ("First SunAmerica"), an indirect wholly owned subsidiary of SunAmerica Inc., commenced sales of variable annuity contracts funded through the Trust. Therefore, certain shares of the Trust are owned by a First SunAmerica separate account.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange on the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

---------------------

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

STATEMENT OF POSITION 93-2: The Trust follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, the amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected.

                                                           ---------------------

  For the year ended December 31, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                                     ACCUMULATED     ACCUMULATED
                                                                                    UNDISTRIBUTED   UNDISTRIBUTED       PAID
                                                                                    NET REALIZED    NET REALIZED         IN
                                                                                     INCOME/LOSS      GAIN/LOSS        CAPITAL
                                                                                    ---------------------------------------------
    Money Market Portfolio........................................................   $       721     $      (721)     $        --
    Government & Quality Bond Portfolio...........................................       (19,876)         19,876               --
    Fixed Income Portfolio........................................................        74,215         (44,792)         (29,423)
    Growth Portfolio..............................................................         2,532         (19,630)          17,098
    High Yield Portfolio..........................................................       104,236        (104,236)              --
    Strategic Multi-Asset Portfolio...............................................        87,570         (87,570)              --
    Multi-Asset Portfolio.........................................................        44,891         (44,891)              --
    Capital Appreciation Portfolio................................................     2,183,947      (2,183,947)              --
    Convertible Securities Portfolio..............................................         7,683          (7,683)              --
    Foreign Securities Portfolio..................................................       121,871        (121,871)              --
    Natural Resources Portfolio...................................................           702            (702)              --
    Target '98 Portfolio..........................................................       150,531        (150,531)              --

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1995, the undivided interest in a repurchase agreement in the joint account of each portfolio of the Trust was as follows: Money Market Portfolio, 0.0%; Government and Quality Bond Portfolio, 36.2%; Fixed Income Portfolio, 0.1%; Growth Portfolio, 3.3%; High Yield Portfolio, 2.3%; Strategic Multi-Asset Portfolio, 2.1%; Multi-Asset Portfolio, 16.1%; Capital Appreciation Portfolio, 31.3%; Convertible Securities Portfolio, 1.7%; Foreign Securities Portfolio, 4.4%; Natural Resources Portfolio, 2.3% and Target '98 Portfolio, 0.2%. The undivided interest for the Trust represented $101,085,000 in principal amount. As of such date the repurchase agreement in the joint account and the collateral therefore was as follows:

  Lehman Brothers Repurchase Agreement, 5.93% dated 12/29/95, in the principal amount of $101,085,000 repurchase price $101,151,604 due 1/2/96 collateralized by $96,140,000 U.S. Treasury Strip due 2/15/08, $14,405,000 U.S. Treasury Strip due 2/15/98 and $164,595,000 U.S. Treasury Strip due 8/15/17, approximate aggregate value $103,656,969.

NOTE 4. FEDERAL INCOME TAXES: It is the Trust's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

  At December 31, 1995, the cost of investments for federal income tax purposes and aggregate gross unrealized gains and losses for each portfolio were as follows:

                                           AGGREGATE      AGGREGATE
                                             GROSS          GROSS        UNREALIZED                       CAPITAL
                                          UNREALIZED      UNREALIZED     GAIN (LOSS)      COST OF          LOSS
                                             GAIN            LOSS            NET        INVESTMENTS      CARRYOVER     EXPIRATION
                                             --------------------------------------------------------------------------------
     Money Market Portfolio............   $        --    $         --    $        --    $ 90,289,341    $        --       --*
     Government & Quality Bond
       Portfolio.......................     7,095,847        (235,428)     6,860,419     231,510,330             --        --
     Fixed Income Portfolio............     1,620,086          (8,811)     1,611,275      25,869,672      2,616,922    1996-2002
     Growth Portfolio..................    60,652,359      (5,633,319)    55,019,040     253,415,769             --        --
     High Yield Portfolio..............     1,798,659        (767,811)     1,030,848      44,677,467     14,696,667    1997-2003
     Strategic Multi-Asset Portfolio...    12,148,039        (925,349)    11,222,690      52,546,698             --        --
     Multi-Asset Portfolio.............    32,803,803      (1,030,110)    31,773,693     141,016,594             --        --
     Capital Appreciation Portfolio....    83,370,473     (15,109,971)    68,260,502     292,155,373             --        --
     Convertible Securities
       Portfolio.......................     1,733,826      (1,177,051)       556,775      32,123,457      1,470,924       2003
     Foreign Securities Portfolio......     6,239,243      (2,098,702)     4,140,541      49,316,708      2,275,439    2000-2001
     Natural Resources Portfolio.......     4,411,160        (808,511)     3,602,649      26,341,457             --       --*
     Target '98 Portfolio..............       725,285         (39,376)       685,909      12,080,719        254,450    2002-2003

The Government & Quality Bond, Fixed Income and Foreign Securities utilized capital loss carryover of $6,177,631, $183,473 and $3,191,390, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1995.

* Post 10/31 Capital Loss Deferrals: Money Market $721 and Natural Resources
  $386.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. SAAMCo has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT                                  AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE                  PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------       --------------------------------------------------------
Money Market               $0-$150 million       .500%         Capital Appreciation       $0-$100 million       .750%
                          >   $150 million       .475%                                   >   $100 million       .675%
                          >   $250 million       .450%                                   >   $250 million       .625%
                          >   $500 million       .425%                                   >   $500 million       .600%
Government & Quality
  Bond/                    $0-$200 million       .625%         Convertible Securities     $0-$100 million       .700%
Fixed Income              >   $200 million       .575%                                   >   $100 million       .650%
                          >   $500 million       .500%                                   >   $250 million       .600%
Growth                     $0-$250 million       .750%                                   >   $500 million       .575%
                          >   $250 million       .675%         Foreign Securities         $0-$100 million       .900%
                          >   $500 million       .600%                                   >   $100 million       .825%
High Yield                 $0-$250 million       .700%                                   >   $250 million       .750%
                          >   $250 million       .575%                                   >   $500 million       .700%
                          >   $500 million       .500%         Natural Resources         >   $          0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%         Target '98                 $0-$100 million       .625%
Multi-Asset               >   $200 million       .875%                                   >   $100 million       .570%
                          >   $500 million       .800%                                   >   $250 million       .525%
                                                                                         >   $500 million       .500%

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC                                      AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION              PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------       --------------------------------------------------------
Money Market               $0-$500 million       .075%         Multi-Asset                $0-$ 50 million       .250%
                          >   $500 million       .020%                                   >   $ 50 million       .175%
Government & Quality
  Bond/                    $0-$ 50 million       .225%                                   >   $150 million       .150%
Fixed Income              >   $ 50 million       .125%         Capital Appreciation       $0-$ 50 million       .375%
                          >   $100 million       .100%                                   >   $ 50 million       .275%
Growth/                    $0-$ 50 million       .325%                                   >   $150 million       .200%
Convertible Securities    >   $ 50 million       .225%                                   >   $500 million       .150%
                          >   $150 million       .200%         Foreign Securities         $0-$ 50 million       .400%
                          >   $500 million       .150%                                   >   $ 50 million       .275%
High Yield                 $0-$ 50 million       .300%                                   >   $150 million       .200%
                          >   $ 50 million       .225%                                   >   $500 million       .150%
                          >   $150 million       .175%         Natural Resources          $0-$ 50 million       .350%
                          >   $500 million       .150%                                   >   $ 50 million       .250%
Strategic Multi-Asset      $0-$ 50 million       .300%                                   >   $150 million       .200%
                          >   $ 50 million       .200%                                   >   $500 million       .150%
                          >   $150 million       .175%         Target '98                 $0-$ 50 million       .225%
                          >   $500 million       .150%                                   >   $ 50 million       .150%
                                                                                         >   $100 million       .100%
                                                                                         >   $500 million       .050%

  The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  SAAMCo has agreed that, in the event the expenses of one or more of the portfolios exceeds applicable state law expense limitations, it will waive its fees under the Management Agreements to the extent necessary to reduce the expenses of the affected portfolio(s) so as not to exceed such limitation(s). No such waiver shall result in the obligation (contingent or otherwise) of the affected portfolio(s) to repay SAAMCo in any fiscal year any such amounts waived in previous fiscal years. Such agreements with respect to expense limitations do not require SAAMCo to additionally reimburse any portfolio in the event the waivers are insufficient to reduce such portfolio's expenses to the applicable limitations. For the year ended December 31, 1995, no such waiver was required. For the year ended December 31, 1995, SAAMCo received fees of $9,835,044 from the Trust, of which SAAMCo informed the Trust that $6,911,838 was retained and $2,923,206 was allocated to WMC.

                                                           ---------------------

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 1995:

                                                            GOVERNMENT
                                                                 &
                                                 MONEY        QUALITY       FIXED                                 STRATEGIC
                                                MARKET         BOND         INCOME       GROWTH      HIGH YIELD   MULTI-ASSET
                                               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              ------------------------------------------------------------------------------
    Purchases...............................  $        --  $280,032,787  $20,860,594  $262,173,263  $30,599,223  $22,851,783
    Sales...................................           --   319,238,312   23,327,396   244,236,382   33,330,959   34,094,940
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities............................           --   263,098,087   11,564,048            --           --    4,101,742
    Sales of U.S. Government Securities.....           --   299,853,282   11,726,301            --           --    3,828,801

                                                              CAPITAL     CONVERTIBLE    FOREIGN      NATURAL
                                             MULTI-ASSET    APPRECIATION  SECURITIES   SECURITIES    RESOURCES    TARGET '98
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                              ------------------------------------------------------------------------------
    Purchases..............................  $139,974,072   $211,172,139  $26,873,342  $18,097,416   $11,845,411  $ 5,922,737
    Sales..................................   171,221,554   155,259,628   30,571,746   40,402,804     7,777,269   14,366,747
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities............................  112,921,487             --           --           --            --    5,470,722
    Sales of U.S. Government Securities.....  124,978,381             --           --           --            --   12,257,075

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc. ("Royal"), a broker/dealer which is affiliated with SAAMCo. For the year ended December 31, 1995, the following portfolios of the Trust paid brokerage commissions to Royal of:

                                                                                               AMOUNT
                                                                                              --------
              Growth Portfolio..............................................................  $ 49,609
              Strategic Multi-Asset Portfolio...............................................     3,341
              Multi-Asset Portfolio.........................................................     6,145
              Capital Appreciation Portfolio................................................    35,445
              Natural Resources Portfolio...................................................    21,897
                                                                                              --------
                                                                                              $116,437
                                                                                              =========

NOTE 8. FINANCIAL INVESTMENTS WITH OFF-BALANCE SHEET RISK: At December 31, 1995, the Strategic Multi-Asset, Capital Appreciation, Foreign Securities and Natural Resources Portfolios had outstanding forward foreign currency exchange contracts ("forward contracts") as a hedge against changes in future foreign exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

NOTE 9. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 1995, the Trust had accrued $51,696 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 1995, expensed $31,701 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                             NET
                                          REALIZED
                                              &                       DIVIDENDS     DIVIDENDS
                                          UNREALIZED      TOTAL       DECLARED      FROM NET
              NET ASSET        NET          GAIN          FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-       (LOSS)        INVEST-       INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT           ON           MENT          MENT         INVEST-       END OF         TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS   OPERATIONS     INCOME         MENTS        PERIOD        RETURN
-------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/91       $   1.00       $  0.06      $     --      $   0.06      $  (0.06)     $     --      $   1.00         5.6%
12/31/92           1.00          0.03            --          0.03         (0.03)           --          1.00         3.4
12/31/93           1.00          0.02            --          0.02         (0.02)           --          1.00         2.0
12/31/94           1.00          0.04            --          0.04         (0.04)           --          1.00         3.8
12/31/95           1.00          0.05            --          0.05         (0.05)           --          1.00         5.6
Government & Quality Bond Portfolio
12/31/91          12.06          1.00          1.08          2.08         (0.11)           --         14.03        17.3
12/31/92          14.03          1.02         (0.05)         0.97         (1.07)           --         13.93         6.9
12/31/93          13.93          0.90          0.25          1.15         (0.86)           --         14.22         8.3
12/31/94          14.22          0.86         (1.30)        (0.44)        (0.73)        (0.19)        12.86        (3.1)
12/31/95          12.86          0.90          1.55          2.45         (1.08)           --         14.23        19.4
Fixed Income Portfolio
12/31/91          12.57          0.96          0.95          1.91         (0.05)           --         14.43        15.2
12/31/92          14.43          0.98         (0.04)         0.94         (1.06)           --         14.31         6.5
12/31/93          14.31          0.95          0.19          1.14         (0.91)           --         14.54         8.0
12/31/94          14.54          0.89         (1.36)        (0.47)        (1.17)           --         12.90        (3.2)
12/31/95          12.90          0.90          1.52          2.42         (1.16)           --         14.16        19.2
Growth Portfolio
12/31/91          15.46          0.22          6.05          6.27         (0.12)        (0.21)        21.40        40.8
12/31/92          21.40          0.09          0.99          1.08         (0.19)        (0.62)        21.67         5.4
12/31/93          21.67          0.05          1.60          1.65         (0.08)        (0.92)        22.32         7.8
12/31/94          22.32          0.05         (1.03)        (0.98)        (0.05)        (3.11)        18.18        (4.7)
12/31/95          18.18          0.11          4.62          4.73         (0.05)        (3.38)        19.48        26.3
High Yield Portfolio
12/31/91           5.96          0.81          1.16          1.97         (0.05)           --          7.88        33.1
12/31/92           7.88          0.81          0.28          1.09         (0.58)           --          8.39        13.9
12/31/93           8.39          0.79          0.79          1.58         (0.54)           --          9.43        19.1
12/31/94           9.43          0.15         (0.56)        (0.41)        (1.15)           --          7.87        (4.5)
12/31/95           7.87          0.77          0.67          1.44         (0.98)           --          8.33        18.8
Strategic Multi-Asset Portfolio
12/31/91          10.17          0.26          2.20          2.46            --            --         12.63        24.2
12/31/92          12.63          0.23          0.25          0.48         (0.34)        (0.32)        12.45         3.9
12/31/93          12.45          0.21          1.68          1.89         (0.28)           --         14.06        15.3
12/31/94          14.06          0.24         (0.53)        (0.29)        (0.20)        (2.28)        11.29        (2.6)
12/31/95          11.29          0.32          2.18          2.50         (0.23)        (1.78)        11.78        22.8

                                        RATIO OF
                                           NET
                          RATIO OF      INVESTMENT
               NET        EXPENSES       INCOME
             ASSETS          TO            TO
             END OF        AVERAGE       AVERAGE   PORTFOLIO
  PERIOD     PERIOD          NET           NET     TURNOVER
  ENDED      (000'S)       ASSETS        ASSETS      RATE
--------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/91    $ 119,855           0.7%          5.7%        --%
12/31/92      127,262           0.6           3.3         --
12/31/93       99,309           0.6           2.7         --
12/31/94      126,004           0.6           3.8         --
12/31/95       93,692           0.6           5.5         --
Government & Quality Bond Portfolio
12/31/91      197,463           0.8           7.8       87.5
12/31/92      207,860           0.8           7.3       76.4
12/31/93      264,660           0.7           6.2       93.2
12/31/94      232,530           0.7           6.4      117.6
12/31/95      225,579           0.7           6.5      135.2
Fixed Income Portfolio
12/31/91       37,887           0.9           7.2       55.3
12/31/92       40,001           0.8           6.8       31.8
12/31/93       41,116           0.8           6.3       45.9
12/31/94       28,582           0.8           6.5       56.5
12/31/95       27,975           0.8           6.5       76.7
Growth Portfolio
12/31/91      231,857           0.9           1.2       36.9
12/31/92      279,291           0.9           0.5       37.9
12/31/93      311,050           0.9           0.2       66.3
12/31/94      246,149           0.8           0.2       74.8
12/31/95      307,857           0.9           0.6       92.1
High Yield Portfolio
12/31/91       33,046           1.0          11.3       54.9
12/31/92       47,140           0.9           9.7      134.9
12/31/93       79,303           0.9           8.5      121.1
12/31/94       48,057           0.9           9.0       97.9
12/31/95       46,817           0.9           9.2       68.1
Strategic Multi-Asset Portfolio
12/31/91       88,585           1.3           2.3       42.0
12/31/92       79,621           1.3           1.8       57.5
12/31/93       76,466           1.3           1.2       73.9
12/31/94       65,357           1.3           1.8       63.7
12/31/95       64,026           1.3           2.7       36.9

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                             NET
                                          REALIZED
                                              &                       DIVIDENDS     DIVIDENDS
                                          UNREALIZED      TOTAL       DECLARED      FROM NET
              NET ASSET        NET          GAIN          FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-       (LOSS)        INVEST-       INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT           ON           MENT          MENT         INVEST-       END OF         TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS   OPERATIONS     INCOME         MENTS        PERIOD        RETURN
-------------------------------------------------------------------------------------------------------------------------
Multi-Asset Portfolio
12/31/91       $  10.69      $   0.45      $   2.45      $   2.90      $  (0.06)     $     --      $  13.53        27.3%
12/31/92          13.53          0.41          0.67          1.08         (0.47)        (0.35)        13.79         8.2
12/31/93          13.79          0.36          0.63          0.99         (0.44)        (0.46)        13.88         7.3
12/31/94          13.88          0.39         (0.60)        (0.21)        (0.47)        (1.49)        11.71        (1.7)
12/31/95          11.71          0.40          2.47          2.87         (0.49)        (1.05)        13.04        24.9
Capital Appreciation Portfolio
12/31/91           9.81          0.09          5.41          5.50         (0.01)        (0.07)        15.23        56.1
12/31/92          15.23          0.01          3.70          3.71         (0.07)        (1.12)        17.75        25.9
12/31/93          17.75         (0.03)         3.73          3.70         (0.01)        (1.16)        20.28        21.1
12/31/94          20.28         (0.02)        (0.71)        (0.73)           --         (2.04)        17.51        (3.8)
12/31/95          17.51          0.06          6.00          6.06         (0.15)        (0.20)        23.22        34.6
Convertible Securities Portfolio
12/31/91           8.76          0.64          1.70          2.34         (0.12)           --         10.98        26.8
12/31/92          10.98          0.65          1.50          2.15         (0.64)           --         12.49        20.1
12/31/93          12.49          0.61          2.11          2.72         (0.55)        (0.08)        14.58        22.0
12/31/94          14.58          0.66         (1.96)        (1.30)        (0.52)        (1.20)        11.56        (9.7)
12/31/95          11.56          0.61          1.29          1.90         (0.83)        (0.62)        12.01        16.6
Foreign Securities Portfolio
12/31/91          10.25          0.07         (0.09)        (0.02)        (0.12)           --         10.11        (0.3)
12/31/92          10.11          0.13         (1.43)        (1.30)        (0.06)        (0.28)         8.47       (13.1)
12/31/93           8.47          0.05          2.50          2.55         (0.09)           --         10.93        30.2
12/31/94          10.93          0.11         (0.46)        (0.35)        (0.03)           --         10.55        (3.2)
12/31/95          10.55          0.13          1.19          1.32         (0.05)        (0.01)        11.81        12.6
Natural Resources Portfolio
12/31/91           9.72          0.26          0.21          0.47         (0.13)           --         10.06         4.9
12/31/92          10.06          0.21          0.05          0.26         (0.39)           --          9.93         2.5
12/31/93           9.93          0.15          3.42          3.57         (0.17)           --         13.33        36.2
12/31/94          13.33          0.23         (0.09)         0.14         (0.09)        (0.09)        13.29         1.0
12/31/95          13.29          0.18          2.15          2.33         (0.21)        (0.29)        15.12        17.5
Target '98 Portfolio
12/31/91          11.47          0.83          1.33          2.16            --            --         13.63        18.9
12/31/92          13.63          0.82          0.16          0.98         (0.79)        (0.25)        13.57         7.2
12/31/93          13.57          0.82          0.71          1.53         (0.93)        (0.23)        13.94        11.2
12/31/94          13.94          0.83         (1.39)        (0.56)        (1.11)        (0.07)        12.20        (4.1)
12/31/95          12.20          0.86          0.88          1.74         (1.30)           --         12.64        14.6

                                       RATIO OF NET
                                        INVESTMENT
                          RATIO OF       INCOME
               NET        EXPENSES       (LOSS)
             ASSETS          TO            TO
             END OF        AVERAGE       AVERAGE   PORTFOLIO
  PERIOD     PERIOD          NET           NET     TURNOVER
  ENDED      (000'S)       ASSETS        ASSETS      RATE
-------------------------------------------------------------------------------------------------------
Multi-Asset Portfolio
12/31/91    $ 177,429           1.2%          3.8%      50.7%
12/31/92      207,533           1.1           3.1       38.6
12/31/93      208,900           1.1           2.6       48.2
12/31/94      164,159           1.1           3.0       82.5
12/31/95      168,243           1.1           3.2       85.9
Capital Appreciation Portfolio
12/31/91       45,976           1.0           0.7       72.9
12/31/92       83,414           0.9           0.1       92.9
12/31/93      182,515           0.9          (0.2)     111.2
12/31/94      229,544           0.8          (0.1)      64.0
12/31/95      356,218           0.8           0.3       60.1
Convertible Securities Portfolo
12/31/91       14,551           1.1           6.4      109.0
12/31/92       23,723           1.0           5.6       86.5
12/31/93       41,555           0.9           4.4       86.2
12/31/94       34,995           0.9           4.9       50.7
12/31/95       32,008           0.9           5.2       88.8
Foreign Securities  Portfolio
12/31/91       30,823           1.4           0.7       64.2
12/31/92       29,204           1.3           1.4      144.2
12/31/93       72,579           1.3           0.5       47.7
12/31/94       68,641           1.2           1.0       73.9
12/31/95       53,609           1.2           1.2       33.0
Natural Resources Portfolio
12/31/91        9,407           1.2           2.5        2.6
12/31/92        8,796           1.3           2.1       18.7
12/31/93       18,255           1.1           1.3       34.5
12/31/94       21,230           1.0           1.7       36.0
12/31/95       28,941           1.0           1.3       32.0
Target '98 Portfolio
12/31/91       12,553           1.0           6.9       14.4
12/31/92       19,227           0.9           6.0       37.3
12/31/93       20,500           0.9           5.7       20.8
12/31/94       19,194           0.8           6.5        9.2
12/31/95       12,774           0.9           6.7       38.6

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)

---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Anchor Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Government & Quality Bond Portfolio, the Fixed Income Portfolio, the Growth Portfolio, the High Yield Portfolio, the Strategic Multi-Asset Portfolio, the Multi-Asset Portfolio, the Capital Appreciation Portfolio, the Convertible Securities Portfolio, the Foreign Securities Portfolio, the Natural Resources Portfolio and the Target '98 Portfolio (constituting Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

February 15, 1996
1177 Avenue of the Americas
New York, New York 10036

                                                           ---------------------

                                     PART C

                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements are included in Part A of the Registration Statement:

          Condensed Financial Information

     The following financial statements are included in Part B of the Registration Statement.

          Financial Statements for Anchor Series Trust -- with respect to Registrant's fiscal year ended December 31, 1995.


(b) Exhibits

  (1) Declaration of Trust, as Amended           Previously Filed
  (2) By-Laws                                    Previously Filed
  (3) Voting Trust Agreement                     Not Applicable
  (4) Share of Beneficial Interest               Not Applicable
  (5)   (a) Investment Advisory and              Previously Filed
            Management Agreements
        (b) Sub-Advisory Agreements              Previously Filed
  (6) Distribution Agreement                     Not Applicable
  (7) Bonus, Profit Sharing,                     Previously Filed
       Pension or Similar Contracts
  (8) Custodian Agreement                        Previously Filed
  (9) Form of Fund Participation Agreement       Filed Herewith
 (10) Opinion and Consent of Counsel             Not Applicable
 (11) Consent of Accountants                     Filed Herewith
 (12) Financial Statements Omitted from Item 23  Not Applicable
 (13) Initial Capitalization Agreement           Not Applicable
 (14) Model Plan                                 Not Applicable
 (15) Rule 12b-1 Plan                            Not Applicable
 (16) Persons under Common Control with          Previously Filed
      Registrant
 (17) Performance Computations                   Previously Filed
 (18) Powers of Attorney                         Filed Herewith
 (27) Financial Data Schedule                    Filed Herewith

       All previously filed exhibits are specifically incorporated herein by reference.


Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          Previously Filed.

Item 26. Number of Holders of Securities

     As of February 26, 1996, the number of record holders of Anchor Series Trust was as follows:

          Title of Class                 Number of Record Holders
          --------------                 ------------------------
          Shares of Beneficial Interest              5*

          * Held by the separate accounts of Anchor National Life Insurance Company, Phoenix Mutual Life Insurance Company, Presidential Life Insurance Company and First SunAmerica Life Insurance Company.

Item 27. Indemnification

     The Declaration of Trust (Section 5.3) provides that "each officer, Trustee or agent of the Trust shall be indemnified by the Trust to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct")."

     The Investment Advisory and Management Agreements and
     Sub-Advisory Agreements each provide in essence that under certain circumstances the Investment Adviser or the Sub-Adviser (and their officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser or Sub-Adviser to perform or assist in the performance of its obligations under each Agreement) shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment
     Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

     SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and other Connections of Investment Adviser

     Information concerning the business and other connections of SAAMCo is incorporated herein by reference from SAAMCo's Form ADV (File No. 801-19813) and information concerning the business and other connections of Wellington is incorporated herein by reference from Wellington's Form ADV (File No. 801-15908), which are currently on file with the Securities and Exchange Commission.

Item 29. Principal Underwriters

     There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records

     State Street Bank and Trust Company, 225 Franklin Street,
     Boston, Massachusetts 02110, acts as Custodian, Transfer Agent and Dividend Paying Agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

     SunAmerica Asset Management Corp., the Investment Adviser, is located at 733 Third Avenue, New York, New York 10017-3204.
     It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

     Wellington Management Company, the Sub-Adviser, is located at 75 State Street, Boston, Massachusetts 02109. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

     None.

Item 32. Undertakings

     (c) Registrant hereby undertakes to furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of February, 1996.

                               ANCHOR SERIES TRUST


                               By:/s/Peter A. Harbeck
                                   Peter A. Harbeck
                                   President

     Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/Peter A. Harbeck      President and Trustee    February 26, 1996
Peter A. Harbeck         (Principal Executive
                         Officer)

      *                  Treasurer                February 26, 1996
Peter C. Sutton          (Principal Financial
                         and Accounting Officer)

      *                  Trustee                  February 26, 1996
S. James Coppersmith


      *                  Trustee                  February 26, 1996
Samuel M. Eisenstat


      *                  Trustee                  February 26, 1996
Stephen J. Gutman



*By:/s/Robert M. Zakem
     Attorney-in-Fact
     Robert M. Zakem

                              ANCHOR SERIES TRUST


                                 EXHIBIT INDEX





Exhibit No.         Name
    9               Form of Fund Participation Agreement
    11              Consent of Price Waterhouse
    18              Powers of Attorney
    27              Financial Data Schedule